Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.2%)
Australia (5.0%)
	Technology One Ltd.	974,805	18,534
*	Telix Pharmaceuticals Ltd.	991,114	17,803
	Breville Group Ltd.	501,273	11,808
	HUB24 Ltd.	199,726	9,888
	Sigma Healthcare Ltd.	5,559,446	9,827
*	Sandfire Resources Ltd.	1,579,032	9,576
*,1	Life360 Inc. GDR	612,123	9,486
	Reliance Worldwide Corp. Ltd.	2,718,286	9,051
*	De Grey Mining Ltd.	6,870,244	8,420
	Perseus Mining Ltd.	4,732,302	8,257
*	Genesis Minerals Ltd.	3,825,626	7,422
	AUB Group Ltd.	374,274	7,377
*,2	Mesoblast Ltd.	3,728,398	7,252
	Ventia Services Group Pty Ltd.	2,815,042	6,618
	ARB Corp. Ltd.	266,877	6,468
	National Storage REIT	4,647,512	6,424
*	Zip Co. Ltd.	4,301,029	6,386
[1]	Viva Energy Group Ltd.	3,884,871	6,190
	Ramelius Resources Ltd.	4,003,451	6,033
	nib holdings Ltd.	1,692,494	6,024
	HMC Capital Ltd.	996,589	5,787
	Gold Road Resources Ltd.	3,782,810	5,733
	Charter Hall Long Wale REIT	2,330,653	5,581
	Netwealth Group Ltd.	287,827	5,564
*	Paladin Energy Ltd.	1,020,229	5,539
	Champion Iron Ltd.	1,608,358	5,465
	Super Retail Group Ltd.	565,531	5,448
	Pinnacle Investment Management Group Ltd.	335,435	5,259
*	Vault Minerals Ltd.	22,174,389	5,255
	Eagers Automotive Ltd.	632,364	5,027
*	Capricorn Metals Ltd.	1,064,614	5,016
*	Emerald Resources NL	1,897,593	4,996
	Westgold Resources Ltd.	3,044,934	4,797
	Ingenia Communities Group	1,303,907	4,595
*	Regis Resources Ltd.	2,413,536	4,497
	HomeCo Daily Needs REIT	6,001,289	4,389
	Codan Ltd.	426,980	4,219
*	WEB Travel Group Ltd.	1,345,348	4,215
	Premier Investments Ltd.	279,506	4,094
	BWP Trust	1,939,912	4,071
*	West African Resources Ltd.	3,934,869	3,984
	Nine Entertainment Co. Holdings Ltd.	4,727,923	3,946
*	Guzman y Gomez Ltd.	160,689	3,939
*	IRESS Ltd.	649,536	3,760
	Bega Cheese Ltd.	1,044,369	3,736
	Corporate Travel Management Ltd.	393,833	3,731
*	PEXA Group Ltd.	458,770	3,710
	GrainCorp Ltd. Class A	795,299	3,698
	Bapcor Ltd.	1,186,466	3,649
	Charter Hall Retail REIT	1,764,354	3,543
	Waypoint REIT Ltd.	2,315,341	3,470
	Lovisa Holdings Ltd.	191,809	3,421
	Arena REIT	1,417,819	3,394
*	Temple & Webster Group Ltd.	381,057	3,373
	Centuria Industrial REIT	1,853,001	3,358
	Monadelphous Group Ltd.	344,957	3,347
	Brickworks Ltd.	205,969	3,317
*	Bellevue Gold Ltd.	4,321,152	3,292
*	Neuren Pharmaceuticals Ltd.	370,924	3,290
	Amotiv Ltd.	483,228	3,216

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	NRW Holdings Ltd.	1,478,807	3,114
	Centuria Capital Group	2,810,790	3,089
	Helia Group Ltd.	988,465	2,953
*	Opthea Ltd.	4,172,663	2,931
	Elders Ltd.	649,924	2,863
*	Spartan Resources Ltd.	3,458,834	2,859
	Imdex Ltd.	1,740,332	2,824
*	PolyNovo Ltd.	2,205,951	2,804
*	Boss Energy Ltd.	1,384,393	2,787
	Myer Holdings Ltd.	4,902,582	2,766
*	SiteMinder Ltd.	750,792	2,763
*	Macquarie Technology Group Ltd.	52,512	2,757
*	Megaport Ltd.	528,265	2,756
	Nick Scali Ltd.	270,618	2,705
*	Deep Yellow Ltd.	3,290,681	2,702
	Perenti Ltd.	3,107,971	2,689
*	Austal Ltd.	1,127,796	2,671
	EVT Ltd.	367,411	2,664
	Nickel Industries Ltd.	5,674,793	2,646
	Inghams Group Ltd.	1,290,491	2,568
*	Silex Systems Ltd.	675,493	2,561
	IPH Ltd.	824,057	2,544
*	Tuas Ltd.	621,398	2,519
	G8 Education Ltd.	2,847,000	2,458
	Karoon Energy Ltd.	2,538,140	2,454
*	Superloop Ltd.	1,706,744	2,391
*	Judo Capital Holdings Ltd.	1,833,414	2,269
	Lifestyle Communities Ltd.	374,411	2,262
*	Clarity Pharmaceuticals Ltd.	991,782	2,244
	Data#3 Ltd.	507,212	2,177
*	Nuix Ltd.	784,226	2,165
*	Healius Ltd.	2,375,171	2,099
	McMillan Shakespeare Ltd.	214,542	2,041
	Aussie Broadband Ltd.	836,293	2,037
	Integral Diagnostics Ltd.	1,037,135	2,002
	Service Stream Ltd.	2,048,932	1,990
	Credit Corp. Group Ltd.	202,404	1,931
*	Alpha HPA Ltd.	3,215,742	1,914
	Johns Lyng Group Ltd.	830,015	1,901
	Hansen Technologies Ltd.	559,816	1,892
	Charter Hall Social Infrastructure REIT	1,175,919	1,876
	Regis Healthcare Ltd.	463,296	1,871
	Stanmore Resources Ltd.	1,159,429	1,869
*	Resolute Mining Ltd.	7,357,256	1,859
	Collins Foods Ltd.	386,258	1,795
	Bravura Solutions Ltd.	1,268,351	1,691
*	Nanosonics Ltd.	794,269	1,686
	Accent Group Ltd.	1,199,579	1,625
	Kelsian Group Ltd.	661,461	1,552
	SmartGroup Corp. Ltd.	307,326	1,516
	Vulcan Steel Ltd.	337,187	1,507
	GWA Group Ltd.	944,271	1,469
*	Vulcan Energy Resources Ltd.	513,450	1,465
*	Fleetpartners Group Ltd.	819,832	1,425
	Rural Funds Trust	1,405,647	1,411
	Jumbo Interactive Ltd.	170,010	1,383
	Ridley Corp. Ltd.	793,531	1,383
*,2	Strike Energy Ltd.	9,566,311	1,381
*	Select Harvests Ltd.	478,972	1,377
	Abacus Storage King	1,841,234	1,325
	Dexus Industria REIT	777,236	1,311
	Growthpoint Properties Australia Ltd.	872,909	1,300
*	DroneShield Ltd.	2,991,434	1,236
	Abacus Group	1,727,046	1,229
	Australian Ethical Investment Ltd.	392,035	1,212
	oOh!media Ltd.	1,643,138	1,184
*	Audinate Group Ltd.	252,198	1,166
	Clinuvel Pharmaceuticals Ltd.	154,229	1,156
	Infomedia Ltd.	1,344,933	1,156
*	Amplitude Energy Ltd.	9,279,252	1,150

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	PWR Holdings Ltd.	225,877	1,144
*,2	BrainChip Holdings Ltd.	5,534,197	1,109
	MyState Ltd.	390,378	1,105
	Australian Clinical Labs Ltd.	465,598	1,083
	HealthCo REIT	1,717,576	1,069
[1]	Coronado Global Resources Inc. GDR	2,622,051	1,058
*	Emeco Holdings Ltd.	1,831,267	1,043
	Centuria Office REIT	1,427,326	1,033
	Cromwell Property Group	4,204,030	1,013
*	Australian Agricultural Co. Ltd.	1,143,347	1,005
	Dicker Data Ltd.	185,151	985
	Praemium Ltd.	1,764,065	974
*	Weebit Nano Ltd.	624,745	873
*	Chalice Mining Ltd.	1,193,255	822
*	Omni Bridgeway Ltd.	982,610	821
*	Mayne Pharma Group Ltd.	289,677	816
	Hotel Property Investments Ltd.	347,751	808
	Cedar Woods Properties Ltd.	240,522	804
	Navigator Global Investments Ltd. (XASX)	811,669	795
	Kogan.com Ltd.	265,554	779
[3]	Leo Lithium Ltd.	3,703,310	767
*,2	ioneer Ltd.	7,253,158	754
	SG Fleet Group Ltd.	347,392	741
	Australian Finance Group Ltd.	714,392	730
	Platinum Asset Management Ltd.	1,727,225	726
*	OFX Group Ltd.	792,206	686
*	Aurelia Metals Ltd.	5,788,614	676
*	Arafura Rare Earths Ltd.	7,986,825	640
*	Webjet Group Ltd.	1,309,270	613
*	Alkane Resources Ltd.	1,676,010	606
*	Cettire Ltd.	678,309	603
*	Tyro Payments Ltd.	1,109,297	564
*	Fineos Corp. Ltd. GDR	502,426	560
*,3	AVZ Minerals Ltd.	9,005,310	560
*	EML Payments Ltd.	1,095,752	559
	Baby Bunting Group Ltd.	470,645	555
*,2	Imugene Ltd.	24,194,784	538
	GDI Property Group Partnership	1,320,233	482
*	Wildcat Resources Ltd.	3,276,270	482
*,2	Syrah Resources Ltd.	3,392,770	479
	Redox Ltd.	182,530	479
*	Mount Gibson Iron Ltd.	2,451,280	478
*	Carnarvon Energy Ltd.	6,033,601	467
	Solvar Ltd.	557,452	443
*	St Barbara Ltd.	2,790,186	434
	Humm Group Ltd.	1,180,738	432
*	Sayona Mining Ltd.	30,012,974	426
*	Coast Entertainment Holdings Ltd.	1,327,454	399
*,2	Core Lithium Ltd.	7,142,977	389
*	Catapult Group International Ltd.	147,473	367
	SRG Global Ltd.	390,719	349
*	29Metals Ltd.	2,147,189	308
*	Seven West Media Ltd.	2,808,819	288
	Jupiter Mines Ltd.	2,796,496	268
*,2	Novonix Ltd.	777,230	262
*	Calix Ltd.	535,816	197
*,3	Firefinch Ltd.	4,116,778	154
*,3	ESG Minerals	183,649	—
			530,493
Austria (0.7%)
[1]	BAWAG Group AG	266,077	24,053
	Wienerberger AG	390,626	11,403
*	DO & Co. AG	25,776	5,157
	Vienna Insurance Group AG Wiener Versicherung Gruppe	131,737	4,411
	Oesterreichische Post AG	118,731	3,587
	UNIQA Insurance Group AG	391,033	3,307
	EVN AG	129,301	3,117
[2]	CA Immobilien Anlagen AG	117,347	2,898
	Strabag SE	43,913	2,150

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*	IMMOFINANZ AG	105,214	1,837
*,2	Lenzing AG	68,045	1,758
	Schoeller-Bleckmann Oilfield Equipment AG	38,956	1,390
*,2	AT&S Austria Technologie & Systemtechnik AG	86,260	1,177
	Porr AG	55,357	1,168
	Palfinger AG	48,060	1,134
*	Eurotelesites AG	66,517	374
[2]	Agrana Beteiligungs AG	33,360	372
			69,293
Belgium (1.0%)
	Azelis Group NV	523,382	10,722
	Aedifica SA	167,659	10,101
	Cofinimmo SA	134,770	7,598
	Solvay SA	245,945	7,517
	Umicore SA	714,690	7,195
	KBC Ancora	129,322	6,954
	Colruyt Group NV	139,945	5,155
	Montea NV	72,685	5,024
	Fagron	223,337	4,428
	Melexis NV	70,737	4,263
	Bekaert SA	120,718	4,214
[2]	Xior Student Housing NV	129,920	4,149
	Shurgard Self Storage Ltd. (XBRU)	108,732	4,024
	VGP NV	46,216	3,945
	Deme Group NV	24,432	3,429
	Proximus SADP	522,224	2,893
[2]	Gimv NV	69,446	2,739
	Retail Estates NV	44,510	2,651
	Barco NV	249,288	2,475
*	Ontex Group NV	235,080	1,991
	Kinepolis Group NV	45,306	1,809
	Tessenderlo Group SA	59,843	1,305
	Vastned NV	33,904	1,005
	bpost SA	358,121	690
			106,276
Brazil (1.1%)
	Brava Energia	1,499,371	5,755
	Tres Tentos Agroindustrial SA	1,715,790	4,668
	Cia de Saneamento do Parana	1,023,718	4,493
	Kinea Rendimentos Imobiliarios FII (BVMF)	253,743	4,429
	Kinea Indice de Precos FII	273,045	4,013
	Kinea Renda Imobiliaria FII	159,830	3,583
*	Ambipar Participacoes e Empreendimentos SA	156,526	3,523
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	986,191	3,448
	Xp Malls Fdo Inv Imob Fii	186,637	3,114
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	118,572	3,089
	Iguatemi SA (BVMF)	972,800	3,068
	Azzas 2154 SA	463,004	2,706
	Cia de Saneamento de Minas Gerais Copasa MG.	668,523	2,560
	Maxi Renda FII (BVMF)	1,618,818	2,551
*	IRB Brasil Resseguros SA	280,030	2,535
	Petroreconcavo SA	862,300	2,342
	FII BTLG	132,416	2,137
	Direcional Engenharia SA	432,543	2,130
	Fleury SA	1,025,448	2,077
	Wilson Sons SA	679,600	1,973
	Odontoprev SA	908,599	1,757
	XP Log FII (BVMF)	108,781	1,697
*	Orizon Valorizacao de Residuos SA	238,671	1,692
	Cury Construtora e Incorporadora SA	438,800	1,623
	Vivara Participacoes SA	433,538	1,590
	Vinci Shopping Centers FII (BVMF)	96,071	1,578
*	Cogna Educacao SA	6,459,927	1,559
*	Serena Energia SA	1,394,652	1,556
	Kinea High Yield CRI - FII	93,154	1,506
	FII Iridium	129,853	1,380
	Dexco SA	1,336,100	1,349
	YDUQS Participacoes SA	749,525	1,315
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	66,658	1,272

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*	MRV Engenharia e Participacoes SA	1,313,592	1,268
	Grendene SA	1,286,683	1,259
	Capitania Securities II Fii	1,162,277	1,235
	Hedge Brasil Shopping FII	39,969	1,211
	Fii UBS Br Receb Imob	95,752	1,188
	Kinea Rendimentos Imobiliari	67,736	1,182
	Fundo De Investimento Imobiliario TG Ativo Real	83,845	1,166
	Fundo De Investimento Imobiliario VBI Prime Properties	89,357	1,095
	Vulcabras SA	367,700	1,070
	Fras-Le SA	286,299	1,061
	Iochpe Maxion SA	437,944	1,019
	Pet Center Comercio E Participacoes SA	1,121,560	900
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	226,412	878
	Tupy SA	225,131	824
	JHSF Participacoes SA	1,177,500	798
	Mahle-Metal Leve SA	164,400	797
	Ez Tec Empreendimentos e Participacoes SA	347,000	754
*	Minerva SA	910,371	754
	EcoRodovias Infraestrutura e Logistica SA	730,361	650
*	SIMPAR SA	1,051,300	649
[1]	LWSA SA	1,091,083	627
	Grupo SBF SA	311,908	616
*	Cia Brasileira de Aluminio	660,098	614
*	CVC Brasil Operadora e Agencia de Viagens SA	1,788,353	603
	Mills Locacao Servicos e Logistica SA	376,305	590
*	Hidrovias do Brasil SA	1,228,000	557
*	Cia Brasileira de Distribuicao	1,183,623	547
	LOG Commercial Properties e Participacoes SA	168,265	544
	Armac Locacao Logistica E Servicos SA	535,500	451
*	Oncoclinicas do Brasil Servicos Medicos SA	1,074,800	392
*	Log-in Logistica Intermodal SA	94,719	339
*	Diagnosticos da America SA	1,013,360	322
*	Zamp SA	639,857	319
	FII Hectare Ce	78,809	308
	Camil Alimentos SA	354,300	289
	Anima Holding SA	640,169	226
	Movida Participacoes SA	309,098	209
	Trx Real Estate FII	8,834	152
	Lojas Quero-Quero SA	292,750	116
			111,647
Canada (15.3%)
	WSP Global Inc.	433,231	73,518
	RB Global Inc.	636,512	56,913
*	Celestica Inc.	400,554	49,452
	Kinross Gold Corp.	4,264,566	48,034
[2]	Emera Inc.	1,014,201	38,535
	TFI International Inc.	277,534	36,577
	ARC Resources Ltd.	2,083,208	35,677
*	Descartes Systems Group Inc.	295,656	34,223
	Stantec Inc.	395,726	30,624
	GFL Environmental Inc.	708,733	30,576
	AtkinsRealis Group Inc.	609,298	30,529
	iA Financial Corp. Inc.	325,590	30,067
	Alamos Gold Inc. Class A	1,430,496	29,912
*	First Quantum Minerals Ltd.	2,365,819	29,610
	TMX Group Ltd.	950,081	29,404
	Pan American Silver Corp.	1,265,789	29,360
	Gildan Activewear Inc.	546,093	28,162
	Element Fleet Management Corp.	1,349,848	26,517
	Open Text Corp.	898,966	26,449
*	CAE Inc.	1,105,272	26,062
	FirstService Corp.	139,182	25,312
*	Ivanhoe Mines Ltd. Class A	2,311,186	24,824
	AltaGas Ltd.	1,020,241	23,545
	Toromont Industries Ltd.	285,663	22,779
	Keyera Corp.	793,276	22,510
	West Fraser Timber Co. Ltd.	257,424	22,319
	Colliers International Group Inc.	150,288	21,384
[2]	Canadian Tire Corp. Ltd. Class A	178,513	20,097

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Lundin Mining Corp.	2,396,228	18,928
*	Bombardier Inc. Class B	299,181	17,508
	Capital Power Corp.	477,008	17,467
	Brookfield Infrastructure Corp. Class A	414,102	17,287
	Onex Corp.	215,130	16,500
	Canadian Apartment Properties REIT	581,635	16,212
	PrairieSky Royalty Ltd.	825,639	15,373
	MEG Energy Corp.	923,861	15,148
*	Aritzia Inc.	313,293	15,068
	Saputo Inc.	845,431	14,048
[2]	Whitecap Resources Inc.	2,040,976	13,439
	Canadian Western Bank	335,620	13,366
	RioCan REIT	1,038,804	13,209
	Brookfield Renewable Corp.	469,563	12,510
	Boyd Group Services Inc.	74,674	12,247
*	NexGen Energy Ltd.	1,847,663	12,065
	Finning International Inc.	479,433	11,971
[2]	Algonquin Power & Utilities Corp.	2,669,420	11,884
*	IAMGOLD Corp.	1,829,536	11,380
	Hudbay Minerals Inc.	1,368,512	11,281
*	Kinaxis Inc.	97,213	11,193
	Definity Financial Corp.	278,374	10,946
	B2Gold Corp.	4,494,199	10,854
	Veren Inc.	2,153,640	10,847
	Parkland Corp.	484,836	10,792
	Osisko Gold Royalties Ltd.	580,786	10,742
*	Eldorado Gold Corp.	704,883	10,728
	Granite Real Estate Investment Trust	220,465	10,647
	TransAlta Corp.	923,430	10,617
[2]	Northland Power Inc.	890,283	10,420
	Chartwell Retirement Residences	933,538	10,309
	Methanex Corp.	188,266	9,818
*	Capstone Copper Corp.	1,697,133	9,505
	Gibson Energy Inc.	561,963	9,481
	Stella-Jones Inc.	194,951	9,407
	CI Financial Corp.	435,408	9,338
*	BlackBerry Ltd.	2,043,032	9,025
	IGM Financial Inc.	281,094	9,019
	Choice Properties REIT	955,254	8,492
	Lundin Gold Inc.	341,383	8,456
	First Capital REIT	732,811	8,380
*	Air Canada	611,634	8,253
	First Majestic Silver Corp.	1,442,068	8,216
	Atco Ltd. Class I	252,935	8,046
*	ATS Corp.	289,993	7,844
*	Bausch Health Cos. Inc.	1,051,216	7,797
	Dream Industrial REIT	952,123	7,652
	SmartCentres REIT	447,642	7,565
*	Equinox Gold Corp.	1,235,875	7,458
	OceanaGold Corp.	2,485,468	7,422
	Premium Brands Holdings Corp.	128,943	6,973
*	Lightspeed Commerce Inc.	464,987	6,703
*	Torex Gold Resources Inc.	298,450	6,331
	Boardwalk REIT	141,763	6,111
	H&R REIT	904,074	5,816
[2]	Baytex Energy Corp.	2,390,903	5,741
	Topaz Energy Corp.	325,641	5,613
*	SSR Mining Inc.	699,931	5,606
	Russel Metals Inc.	199,389	5,580
	Linamar Corp.	142,477	5,543
	Paramount Resources Ltd. Class A	278,258	5,510
	Boralex Inc. Class A	303,421	5,395
[2]	Allied Properties REIT	436,964	5,225
[2]	BRP Inc.	109,250	5,224
	North West Co. Inc.	163,096	5,212
	Vermilion Energy Inc.	549,846	5,066
	Centerra Gold Inc.	747,385	4,675
	Quebecor Inc. Class B	181,128	4,020
	Maple Leaf Foods Inc.	254,785	3,745
	Primaris REIT	337,479	3,467

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Superior Plus Corp.	833,361	3,452
	Parex Resources Inc.	344,945	3,287
	GFL Environmental Inc. (XTSE)	75,818	3,270
[2]	Transcontinental Inc. Class A	250,467	3,150
	Winpak Ltd.	105,712	3,145
	Innergex Renewable Energy Inc.	573,206	2,871
	Enghouse Systems Ltd.	150,161	2,851
*	Novagold Resources Inc.	846,581	2,645
	Westshore Terminals Investment Corp.	127,310	2,048
*	Canfor Corp.	193,732	2,011
	Cargojet Inc.	23,533	1,928
	First National Financial Corp.	59,325	1,653
	Cogeco Communications Inc.	34,216	1,440
*	Cronos Group Inc.	709,666	1,333
	Osisko Gold Royalties Ltd. (XTSE)	65,199	1,207
*	IAMGOLD Corp. (XTSE)	77,206	482
*	Lightspeed Commerce Inc. (XTSE)	14,700	212
			1,613,672
Chile (0.2%)
	Parque Arauco SA	2,355,556	4,044
	SMU SA	13,636,715	2,473
	Vina Concha y Toro SA	1,583,155	1,810
*	Engie Energia Chile SA	1,538,170	1,536
	Empresa Nacional de Telecomunicaciones SA	475,431	1,501
*	CAP SA	261,477	1,450
	Inversiones Aguas Metropolitanas SA	1,715,541	1,335
*	Ripley Corp. SA	3,875,438	1,128
	Inversiones La Construccion SA	110,860	987
	SONDA SA	1,906,649	735
			16,999
China (5.3%)
	Chinasoft International Ltd.	8,318,304	5,613
	Dongyue Group Ltd.	5,133,000	5,477
[1]	Meitu Inc.	9,731,500	5,260
	Atour Lifestyle Holdings Ltd. ADR	180,178	4,939
*	China Gold International Resources Corp. Ltd.	826,900	4,717
*,2	Kingsoft Cloud Holdings Ltd.	5,498,275	4,554
*,2	Sunac China Holdings Ltd.	20,866,000	4,267
*,1	Tuhu Car Inc.	1,924,200	3,889
	Fufeng Group Ltd.	5,269,864	3,525
*,1,2	Ascentage Pharma Group International	794,400	3,469
*,1	NetEase Cloud Music Inc.	220,200	3,460
	FinVolution Group ADR	450,181	3,439
	Hello Group Inc. ADR	464,715	3,341
*	Vnet Group Inc. ADR	457,546	3,189
*	XD Inc.	954,600	3,135
	China Nonferrous Mining Corp. Ltd.	4,644,000	3,062
	Onewo Inc. Class H	1,007,400	2,855
	China Overseas Property Holdings Ltd.	4,535,000	2,804
*,1	Keymed Biosciences Inc.	703,500	2,679
	Grand Pharmaceutical Group Ltd.	4,737,740	2,570
*,1,2	Weimob Inc.	8,580,000	2,551
*	Shanghai MicroPort MedBot Group Co. Ltd.	1,179,500	2,472
	JinkoSolar Holding Co. Ltd. ADR	118,252	2,456
*	EHang Holdings Ltd. ADR	142,073	2,414
	Greentown Service Group Co. Ltd.	5,137,255	2,394
	Tianneng Power International Ltd.	2,398,468	2,307
	Tianli International Holdings Ltd.	4,312,202	2,237
*	DPC Dash Ltd.	217,600	2,215
	China Water Affairs Group Ltd.	3,817,600	2,207
[1]	Simcere Pharmaceutical Group Ltd.	2,505,000	2,206
	China Tobacco International HK Co. Ltd.	603,000	2,176
	China Datang Corp. Renewable Power Co. Ltd. Class H	7,935,000	2,164
*	ANE Cayman Inc.	2,279,500	2,107
*,1,3	New Horizon Health Ltd.	1,143,500	2,075
	TCL Electronics Holdings Ltd.	2,292,122	2,010
	CIMC Enric Holdings Ltd.	2,206,000	1,992
	Bank of Chongqing Co. Ltd. Class H	2,587,343	1,988
	SSY Group Ltd.	4,799,324	1,951

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Sinopec Kantons Holdings Ltd.	3,441,962	1,933
	Gushengtang Holdings Ltd.	546,700	1,919
*,2	Canadian Solar Inc.	178,663	1,842
	Fu Shou Yuan International Group Ltd.	3,310,000	1,824
*,1	Mobvista Inc.	1,935,000	1,783
	China BlueChemical Ltd. Class H	6,356,000	1,782
*,1	InnoCare Pharma Ltd.	2,507,000	1,782
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	1,379,134	1,764
*	COFCO Joycome Foods Ltd.	9,592,000	1,694
*,1	Evergrande Property Services Group Ltd.	17,796,500	1,693
*,1	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	1,425,000	1,683
*	DingDong Cayman Ltd. ADR	494,827	1,682
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,569,921	1,628
*	Newborn Town Inc.	2,624,685	1,599
*,1,2	Maoyan Entertainment	1,435,000	1,595
*	Canaan Inc. ADR	770,217	1,594
[1]	Genertec Universal Medical Group Co. Ltd.	2,555,809	1,579
	Digital China Holdings Ltd.	4,221,588	1,570
	China Education Group Holdings Ltd.	3,533,000	1,563
*	Zhongyu Energy Holdings Ltd.	2,673,000	1,537
	Wasion Holdings Ltd.	1,532,000	1,519
	Victory Giant Technology Huizhou Co. Ltd. Class A	203,557	1,512
	Canvest Environmental Protection Group Co. Ltd.	2,467,000	1,502
	JNBY Design Ltd.	707,500	1,496
	Tong Ren Tang Technologies Co. Ltd. Class H	2,364,516	1,484
	NetDragon Websoft Holdings Ltd.	1,123,590	1,464
	Consun Pharmaceutical Group Ltd.	1,409,000	1,425
*,1	Bairong Inc.	1,308,000	1,391
	China Yongda Automobiles Services Holdings Ltd.	4,218,500	1,377
	Lonking Holdings Ltd.	6,211,313	1,350
	West China Cement Ltd.	7,109,200	1,344
	China Oriental Group Co. Ltd.	9,166,000	1,334
[2]	China Risun Group Ltd.	3,737,000	1,306
	Ming Yuan Cloud Group Holdings Ltd.	3,828,000	1,297
*	Q Technology Group Co. Ltd.	1,295,000	1,296
*,1,2	Yidu Tech Inc.	1,978,400	1,292
	Xiamen Port Development Co. Ltd. Class A	1,302,800	1,284
	Shoucheng Holdings Ltd.	10,049,246	1,283
	Skyworth Group Ltd.	3,704,710	1,280
*	Jiangsu Hoperun Software Co. Ltd. Class A	192,000	1,273
	China Overseas Grand Oceans Group Ltd.	5,604,500	1,256
	Poly Property Group Co. Ltd.	6,615,000	1,245
*	Lifetech Scientific Corp.	7,346,058	1,228
	BOE Varitronix Ltd.	1,310,065	1,219
*,2	Fenbi Ltd.	3,695,500	1,217
	PAX Global Technology Ltd.	1,959,062	1,206
*,2	Xinte Energy Co. Ltd. Class H	1,265,200	1,186
	Sichuan Expressway Co. Ltd. Class H	2,728,000	1,168
	Concord New Energy Group Ltd.	18,680,000	1,142
	China Modern Dairy Holdings Ltd.	9,624,000	1,125
	First Tractor Co. Ltd. Class H	1,194,954	1,117
	Xiamen Amoytop Biotech Co. Ltd. Class A	99,938	1,115
	Yuexiu Transport Infrastructure Ltd.	2,340,000	1,107
	AIMA Technology Group Co. Ltd. Class A	185,935	1,090
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	303,900	1,079
	China Resources Medical Holdings Co. Ltd.	2,210,791	1,064
*,2	Adicon Holdings Ltd.	1,185,356	1,060
*	Gaotu Techedu Inc. ADR	481,387	1,054
	Harbin Electric Co. Ltd. Class H	2,575,813	1,051
	Zhejiang Cfmoto Power Co. Ltd. Class A	36,800	1,048
*	FIH Mobile Ltd.	10,060,000	1,037
*,1,2	JS Global Lifestyle Co. Ltd.	4,412,000	1,037
	SPIC Industry-Finance Holdings Co. Ltd. Class A	1,321,250	1,036
	China Shineway Pharmaceutical Group Ltd.	972,343	1,035
	Qilu Bank Co. Ltd. Class A	1,293,331	1,032
	Espressif Systems Shanghai Co. Ltd. Class A	27,540	1,030
	Shenzhen Megmeet Electrical Co. Ltd. Class A	117,350	1,018
*	Sohu.com Ltd. ADR	80,704	1,016
	Shenzhen Envicool Technology Co. Ltd. Class A	176,760	995
	CGN New Energy Holdings Co. Ltd.	3,432,720	989

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,573,100	988
	Sihuan Pharmaceutical Holdings Group Ltd.	12,863,000	980
	Chervon Holdings Ltd.	397,600	979
	Tiangong International Co. Ltd.	4,072,000	974
	Yuexiu REIT	8,497,013	973
[1]	Sunac Services Holdings Ltd.	4,821,000	969
	Shui On Land Ltd.	11,574,000	968
*	Shengyi Electronics Co. Ltd. Class A	190,640	959
*	Yanlord Land Group Ltd.	2,287,187	956
	Qingdao Sentury Tire Co. Ltd. Class A	270,340	936
*	Lifan Technology Group Co. Ltd. Class A	1,087,800	931
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	594,700	928
[1]	Asiainfo Technologies Ltd.	1,267,200	927
	RoboTechnik Intelligent Technology Co. Ltd. Class A	37,200	920
*,1,2	Alphamab Oncology	2,204,000	918
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	43,285	914
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	261,700	897
	China Foods Ltd.	2,590,000	890
	Fibocom Wireless Inc. Class A	212,395	885
	Shanghai Belling Co. Ltd. Class A	176,800	884
	Hangcha Group Co. Ltd. Class A	332,425	883
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	147,700	883
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	192,114	882
	Geovis Technology Co. Ltd. Class A	130,026	881
[1]	A-Living Smart City Services Co. Ltd.	2,512,290	876
*,3	Untrade.China Dili	10,268,897	870
	Sinofert Holdings Ltd.	5,978,000	862
*,2	Zhihu Inc. ADR	246,425	860
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	2,262,700	859
*,2	Guangzhou R&F Properties Co. Ltd. Class H	5,419,600	855
	Sichuan Development Lomon Co. Ltd. Class A	472,000	852
	Shenzhen Sunlord Electronics Co. Ltd. Class A	197,988	839
*,1	Ocumension Therapeutics	1,502,500	839
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	279,043	837
	Kangji Medical Holdings Ltd.	1,008,500	834
*	Biwin Storage Technology Co. Ltd. Class A	100,260	828
*,1,2	Haichang Ocean Park Holdings Ltd.	11,420,000	823
	Henan Pinggao Electric Co. Ltd. Class A	332,900	821
*,1,3	Venus MedTech Hangzhou Inc. Class H	1,132,000	816
[1]	Zhou Hei Ya International Holdings Co. Ltd.	3,707,000	814
*	Hainan Meilan International Airport Co. Ltd. Class H	800,000	813
*	Hubei Dinglong Co. Ltd. Class A	227,012	810
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	61,880	798
	Huangshan Tourism Development Co. Ltd. Class B	1,040,415	796
[1]	AK Medical Holdings Ltd.	1,354,000	785
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	434,700	784
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	452,300	782
	Hand Enterprise Solutions Co. Ltd. Class A	287,200	781
	Digital China Group Co. Ltd. Class A	168,800	764
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	115,700	763
	Shanghai Huace Navigation Technology Ltd. Class A	136,360	757
	Sharetronic Data Technology Co. Ltd. Class A	59,000	746
	State Grid Information & Communication Co. Ltd. Class A	303,100	744
	Quectel Wireless Solutions Co. Ltd. Class A	59,113	734
*	Bohai Leasing Co. Ltd. Class A	1,489,400	733
	Electric Connector Technology Co. Ltd. Class A	86,000	727
	China Hainan Rubber Industry Group Co. Ltd. Class A	1,015,500	726
	DBG Technology Co. Ltd. Class A	193,060	722
[1]	Medlive Technology Co. Ltd.	636,000	714
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	106,400	711
*	QuantumCTek Co. Ltd. Class A	19,564	702
	Nantong Jianghai Capacitor Co. Ltd. Class A	210,600	701
*	Talkweb Information System Co. Ltd. Class A	302,200	701
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	247,700	701
	Tian Lun Gas Holdings Ltd.	1,549,400	699
	Shanghai Huafon Aluminium Corp. Class A	252,200	699
*	Founder Technology Group Corp. Class A	988,900	696
	Gemdale Properties & Investment Corp. Ltd.	19,896,000	693
	Sinotruk Jinan Truck Co. Ltd. Class A	270,660	692
	Grandblue Environment Co. Ltd. Class A	219,972	690

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*	Fulin Precision Co. Ltd. Class A	303,800	687
	Heibei Sinopack Electronic Technology Co. Ltd. Class A	100,930	687
	Arcsoft Corp. Ltd. Class A	100,784	686
	Leader Harmonious Drive Systems Co. Ltd. Class A	34,153	686
	Guangdong Hongda Blasting Co. Ltd. Class A	188,274	685
*	Youdao Inc. ADR	84,752	682
	China Lilang Ltd.	1,323,000	680
	Xinyi Energy Holdings Ltd.	6,598,200	671
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	131,715	668
	Olympic Circuit Technology Co. Ltd. Class A	149,400	667
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	1,665,900	664
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	32,805	663
[1]	Linklogis Inc. Class B	3,336,500	658
	Shanghai Zhonggu Logistics Co. Ltd. Class A	511,192	658
	Neway Valve Suzhou Co. Ltd. Class A	173,500	657
	INESA Intelligent Tech Inc. Class B	1,023,006	654
	Chengdu Hi-tech Development Co. Ltd. Class A	87,300	652
*,2	Yeahka Ltd.	614,800	647
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	124,000	645
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	152,100	641
	Andon Health Co. Ltd. Class A	117,191	641
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	181,600	640
	Anhui Yingliu Electromechanical Co. Ltd. Class A	206,300	637
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,086,459	636
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	1,055,100	631
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	796,400	629
	TRS Information Technology Corp. Ltd. Class A	204,300	625
*	Agile Group Holdings Ltd.	7,764,000	624
	IKD Co. Ltd. Class A	255,200	624
	Loncin Motor Co. Ltd. Class A	445,300	624
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	419,300	623
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	880,505	622
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	239,100	622
	Shenzhen Topband Co. Ltd. Class A	312,800	618
*	Sensteed Hi-tech Group Class A	2,203,200	618
*,1	AInnovation Technology Group Co. Ltd.	823,200	618
	China Coal Xinji Energy Co. Ltd. Class A	631,820	618
	Red Avenue New Materials Group Co. Ltd. Class A	133,000	616
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	177,100	613
*	Beijing Compass Technology Development Co. Ltd. Class A	49,300	611
*	China First Heavy Industries Co. Ltd. Class A	1,679,500	609
*	COL Group Co. Ltd. Class A	178,400	604
	Citic Offshore Helicopter Co. Ltd. Class A	191,300	603
	Skyverse Technology Co. Ltd. Class A	48,523	600
	Venustech Group Inc. Class A	289,500	598
	COFCO Capital Holdings Co. Ltd. Class A	338,600	597
	Health & Happiness H&H International Holdings Ltd.	568,000	596
	Willfar Information Technology Co. Ltd. Class A	119,825	592
	Focus Technology Co. Ltd. Class A	84,200	589
	China Railway Materials Co. Class A	1,672,334	585
	China Wafer Level Csp Co. Class A	150,720	584
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	229,800	584
*	Roshow Technology Co. Ltd. Class A	566,500	583
	Hainan Jinpan Smart Technology Co. Ltd. Class A	106,046	583
	Konfoong Materials International Co. Ltd. Class A	59,900	582
	Jiayou International Logistics Co. Ltd. Class A	236,700	582
	Gansu Qilianshan Cement Group Co. Ltd. Class A	491,500	578
	CETC Digital Technology Co. Ltd. Class A	182,050	570
*	Shanghai DZH Ltd. Class A	497,100	565
	Jiangxi Jovo Energy Co. Ltd. Class A	150,000	565
*	SOHO China Ltd.	6,736,042	564
*,3	Jinke Smart Services Group Co. Ltd. Class H	636,000	564
*	Dada Nexus Ltd. ADR	308,633	562
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	97,747	562
	Sichuan Huafeng Technology Co. Ltd. Class A	106,087	558
	Zhuhai CosMX Battery Co. Ltd. Class A	261,152	556
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	277,293	554
	Ningbo Boway Alloy Material Co. Ltd. Class A	202,300	553
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	442,072	550
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	95,200	550

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	China Automotive Engineering Research Institute Co. Ltd. Class A	235,900	549
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	338,200	547
	China Petroleum Engineering Corp. Class A	1,148,900	546
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	682,200	545
	China Railway Construction Heavy Industry Corp. Ltd. Class A	965,060	544
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	570,200	539
	China Kings Resources Group Co. Ltd. Class A	153,571	537
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	183,063	536
	Shenzhen Hopewind Electric Co. Ltd. Class A	123,294	536
	Yankershop Food Co. Ltd. Class A	72,450	533
	Jiangzhong Pharmaceutical Co. Ltd. Class A	168,300	532
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	219,904	531
	Shantui Construction Machinery Co. Ltd. Class A	382,600	529
	Foryou Corp. Class A	128,600	526
	Wuhu Token Science Co. Ltd. Class A	609,410	523
	Yusys Technologies Co. Ltd. Class A	193,680	523
	Anhui Heli Co. Ltd. Class A	213,400	523
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	941,500	518
	Hexing Electrical Co. Ltd. Class A	99,062	517
	Shanghai Wanye Enterprises Co. Ltd. Class A	252,100	516
*	Sichuan Hongda Co. Ltd. Class A	486,000	516
	Wuhan DR Laser Technology Corp. Ltd. Class A	61,824	515
	Ningbo Xusheng Group Co. Ltd. Class A	233,790	515
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	395,942	514
	Zhejiang Yinlun Machinery Co. Ltd. Class A	184,900	514
	Castech Inc. Class A	111,540	512
	Beijing BDStar Navigation Co. Ltd. Class A	149,459	510
*,1	Microport Cardioflow Medtech Corp.	5,134,000	510
	Huaming Power Equipment Co. Ltd. Class A	219,700	509
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	255,591	507
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	55,854	507
	Jilin Electric Power Co. Ltd. Class A	711,864	506
	Wuxi Taiji Industry Ltd. Co. Class A	541,068	506
	Dazhong Mining Co. Ltd.	430,288	504
	Infore Environment Technology Group Co. Ltd. Class A	764,165	503
*	Nanjing Tanker Corp. Class A	1,141,600	503
	Wuhan Jingce Electronic Group Co. Ltd. Class A	62,992	502
*	Golden Solar New Energy Technology Holdings Ltd.	1,905,273	502
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	57,320	501
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	28,697	500
	Kidswant Children Products Co. Ltd. Class A	282,900	500
	North Copper Co. Ltd. Class A	390,600	496
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	242,600	495
	Shanghai Chinafortune Co. Ltd. Class A	253,200	494
	Huada Automotive Technology Corp. Ltd. Class A	108,100	494
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	518,200	493
	Guangdong Aofei Data Technology Co. Ltd. Class A	269,531	492
	Guangdong Provincial Expressway Development Co. Ltd. Class A	275,759	492
	Hangzhou EZVIZ Network Co. Ltd. Class A	102,272	492
	Sichuan Jiuzhou Electric Co. Ltd. Class A	259,700	490
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	33,800	488
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	116,800	485
	Jiangsu Lihua Foods Group Co. Ltd.	185,000	483
	Henan Mingtai Al Industrial Co. Ltd. Class A	282,796	483
	INESA Intelligent Tech Inc. Class A	256,600	483
	Shenzhen CECport Technologies Co. Ltd. Class A	179,400	483
	Ningbo Huaxiang Electronic Co. Ltd. Class A	277,300	482
	Xiamen Bank Co. Ltd. Class A	629,468	482
	Weaver Network Technology Co. Ltd. Class A	59,000	481
	Guangdong Advertising Group Co. Ltd. Class A	421,500	478
	Kingsemi Co. Ltd. Class A	46,107	478
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	712,328	476
	POCO Holding Co. Ltd. Class A	64,700	476
*	Shandong Iron & Steel Co. Ltd. Class A	2,437,800	474
*	CMGE Technology Group Ltd.	4,511,200	473
	Bank of Lanzhou Co. Ltd. Class A	1,440,400	473
	China National Gold Group Gold Jewellery Co. Ltd. Class A	400,700	472
*	CETC Chips Technology Inc. Class A	270,800	469
	Advanced Technology & Materials Co. Ltd. Class A	293,200	467
	Kehua Data Co. Ltd. Class A	118,200	467

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	94,286	465
	First Tractor Co. Ltd. Class A	237,000	464
	Hainan Strait Shipping Co. Ltd. Class A	532,050	462
	Edifier Technology Co. Ltd. Class A	208,100	462
	Sineng Electric Co. Ltd. Class A	86,961	461
	Shenzhen Yinghe Technology Co. Ltd. Class A	180,196	458
	XTC New Energy Materials Xiamen Co. Ltd. Class A	76,703	456
	Gansu Energy Chemical Co. Ltd. Class A	1,264,300	453
	Giantec Semiconductor Corp. Class A	47,532	453
	Wondershare Technology Group Co. Ltd. Class A	47,405	452
	Guizhou Chanhen Chemical Corp. Class A	146,200	452
	Jiangsu Azure Corp. Class A	266,900	451
*	Greatoo Intelligent Equipment Inc. Class A	531,200	451
*	Henan Zhongfu Industry Co. Ltd. Class A	1,048,400	449
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	89,960	447
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	70,903	447
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	415,740	447
*	Shenyang Machine Tool Co. Ltd. Class A	489,500	447
	GCL Energy Technology Co. Ltd. Class A	437,000	445
	Changjiang Publishing & Media Co. Ltd. Class A	356,000	444
[1]	China New Higher Education Group Ltd.	3,025,000	443
	Sai Micro Electronics Inc. Class A	197,300	443
	Nanjing Gaoke Co. Ltd. Class A	432,700	443
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	56,800	443
	Beijing Sifang Automation Co. Ltd. Class A	196,900	443
	BrightGene Bio-Medical Technology Co. Ltd. Class A	103,375	442
	CETC Potevio Science&Technology Co. Ltd. Class A	162,300	440
	Hangjin Technology Co. Ltd. Class A	189,703	440
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	65,300	440
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	126,500	439
	Estun Automation Co. Ltd. Class A (XSEC)	174,400	438
	Zhejiang Narada Power Source Co. Ltd. Class A	227,100	438
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	159,400	438
*	Nations Technologies Inc. Class A	142,300	437
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	277,500	434
	Shanghai Yaoji Technology Co. Ltd. Class A	112,000	433
	China Meidong Auto Holdings Ltd.	1,512,000	433
	Shanghai Haohai Biological Technology Co. Ltd. Class A	54,662	433
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	269,300	433
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	423,800	433
	Dongfang Electronics Co. Ltd. Class A	326,200	431
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	64,196	429
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	84,550	428
*	JoulWatt Technology Co. Ltd. Class A	100,506	428
	Xinhuanet Co. Ltd. Class A	134,400	427
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	701,300	427
	Dajin Heavy Industry Co. Ltd. Class A	155,900	427
	Southern Publishing & Media Co. Ltd. Class A	192,100	427
	Jiangsu Guotai International Group Co. Ltd. Class A	427,100	426
*	Visionox Technology Inc. Class A	337,900	425
	Biem.L.Fdlkk Garment Co. Ltd. Class A	161,780	425
	Sichuan Expressway Co. Ltd. Class A	626,211	425
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	216,696	425
	Xinxiang Richful Lube Additive Co. Ltd. Class A	64,600	425
	Eastern Communications Co. Ltd. Class A	288,600	424
*	Hwa Create Co. Ltd. Class A	164,500	423
	China Kepei Education Group Ltd.	2,262,000	423
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	37,839	423
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	300,800	423
	Guangdong Construction Engineering Group Co. Ltd. Class A	879,100	422
	Shannon Semiconductor Technology Co. Ltd. Class A	109,800	422
*	Shandong Hi-Speed New Energy Group Ltd.	1,843,600	419
	Anhui Jinhe Industrial Co. Ltd. Class A	125,400	418
	KPC Pharmaceuticals Inc. Class A	186,800	418
	Fangda Special Steel Technology Co. Ltd. Class A	731,788	418
	Servyou Software Group Co. Ltd. Class A	92,200	418
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	186,295	416
	Advanced Fiber Resources Zhuhai Ltd. Class A	63,790	416
	Mehow Innovative Ltd. Class A	93,200	416
	Innuovo Technology Co. Ltd. Class A	274,000	415

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Baowu Magnesium Technology Co. Ltd. Class A	265,300	415
	Guangdong Topstar Technology Co. Ltd. Class A	103,200	415
	Sichuan Injet Electric Co. Ltd. Class A	59,300	415
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	43,384	415
[1]	China East Education Holdings Ltd.	1,241,500	414
	Sinofibers Technology Co. Ltd. Class A	105,800	414
	Wuxi Rural Commercial Bank Co. Ltd. Class A	514,700	414
	Aotecar New Energy Technology Co. Ltd. Class A	1,007,400	413
	Sonoscape Medical Corp. Class A	106,400	412
	Risen Energy Co. Ltd. Class A	279,000	412
	Fujian Longking Co. Ltd. Class A	240,600	412
*	Harbin Pharmaceutical Group Co. Ltd. Class A	803,675	412
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	67,700	412
	Wasu Media Holding Co. Ltd. Class A	415,037	411
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	354,600	411
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	162,200	408
	Sanwei Holding Group Co. Ltd. Class A	226,026	407
	Sumec Corp. Ltd. Class A	309,800	407
*	Jushri Technologies Inc. Class A	141,700	406
	Jiangxi Hongcheng Environment Co. Ltd. Class A	301,800	406
	Xi'an Bright Laser Technologies Co. Ltd. Class A	59,018	405
	Henan Lingrui Pharmaceutical Co. Class A	135,400	405
	Grinm Advanced Materials Co. Ltd. Class A	195,100	404
*	Sinocelltech Group Ltd. Class A	81,314	403
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	175,270	402
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	279,400	401
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	27,572	401
	Wuxi NCE Power Co. Ltd. Class A	90,003	400
	Hainan Haide Capital Management Co. Ltd. Class A	484,398	400
	Zhejiang Jingu Co. Ltd. Class A	253,300	399
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	208,900	398
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	157,200	397
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	226,900	397
	China Tungsten & Hightech Materials Co. Ltd. Class A	302,120	396
	XGD Inc. Class A	131,300	396
	Sichuan Hexie Shuangma Co. Ltd. Class A	208,000	394
	Beijing Balance Medical Technology Co. Ltd. Class A	27,710	394
*	Genimous Technology Co. Ltd. Class A	339,100	393
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	251,700	393
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	317,551	393
	Jiangsu Shagang Co. Ltd. Class A	531,800	390
*	Dosilicon Co. Ltd. Class A	113,935	389
	Hubei Yihua Chemical Industry Co. Ltd. Class A	232,800	388
*	Suzhou Secote Precision Electronic Co. Ltd. Class A	47,345	388
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	55,556	387
	Dashang Co. Ltd. Class A	106,260	386
	Qingdao East Steel Tower Stock Co. Ltd. Class A	393,200	386
*	RongFa Nuclear Equipment Co. Ltd. Class A	595,600	385
	Ningbo Yongxin Optics Co. Ltd. Class A	29,600	385
	Jack Technology Co. Ltd. Class A	85,100	385
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	388,828	384
	Jiangxi Ganyue Expressway Co. Ltd. Class A	519,100	384
	Telling Telecommunication Holding Co. Ltd. Class A	275,400	382
	Guangzhou Restaurant Group Co. Ltd. Class A	176,060	382
*	Gree Real Estate Co. Ltd. Class A	461,035	382
	Xianhe Co. Ltd. Class A	127,300	382
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	81,900	382
*	Vantone Neo Development Group Co. Ltd. Class A	503,000	381
	FESCO Group Co. Ltd. Class A	147,800	381
*	TPV Technology Co. Ltd. Class A	1,048,200	381
	Shenzhen FRD Science & Technology Co. Ltd. Class A	142,443	380
	Shanghai Haixin Group Co. Class B	1,321,500	379
	Beibuwan Port Co. Ltd. Class A	320,019	379
	Changzhou Fusion New Material Co. Ltd. Class A	55,538	379
	JSTI Group Class A	286,900	377
	PCI Technology Group Co. Ltd. Class A	600,000	375
	Beijing Dahao Technology Corp. Ltd. Class A	178,920	375
	CIG Shanghai Co. Ltd. Class A	68,100	375
	MLS Co. Ltd. Class A	333,000	374
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	335,900	374

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	China Railway Special Cargo Logistics Co. Ltd. Class A	674,800	374
	China CAMC Engineering Co. Ltd. Class A	349,700	373
	Arctech Solar Holding Co. Ltd. Class A	45,273	373
	Sinocare Inc. Class A	120,400	371
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	298,100	371
*	Xian International Medical Investment Co. Ltd. Class A	550,200	370
	Guobang Pharma Ltd. Class A	129,698	370
	Xi'an Triangle Defense Co. Ltd. Class A	124,120	369
*	Hybio Pharmaceutical Co. Ltd. Class A	236,600	369
	Shanghai AtHub Co. Ltd. Class A	133,588	368
	Innovation New Material Technology Co. Ltd. Class A	710,000	368
	Xinjiang Joinworld Co. Ltd. Class A	379,300	367
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	266,700	366
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	248,800	365
	Shandong Yulong Gold Co. Ltd. Class A	215,400	365
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	330,000	364
	Yunnan Energy Investment Co. Ltd. Class A	232,500	364
	China Tianying Inc. Class A	577,300	363
	CQ Pharmaceutical Holding Co. Ltd. Class A	513,500	363
	Fujian Star-net Communication Co. Ltd. Class A	134,100	362
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	97,440	362
*	Chongqing Iron & Steel Co. Ltd. Class A	1,933,767	361
	Beijing Haohua Energy Resource Co. Ltd. Class A	330,200	360
	Gaona Aero Material Co. Ltd. Class A	173,920	358
*	Wuhan P&S Information Technology Co. Ltd. Class A	282,700	358
	Shinva Medical Instrument Co. Ltd. Class A	161,460	358
	New Guomai Digital Culture Co. Ltd. Class A	211,900	358
	FAWER Automotive Parts Co. Ltd. Class A	500,400	357
	Guocheng Mining Co. Ltd. Class A	217,475	357
*	Merit Interactive Co. Ltd. Class A	107,300	357
	YGSOFT Inc. Class A	451,342	356
*	CITIC Guoan Information Industry Co. Ltd. Class A	894,900	356
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	142,500	356
	Zhejiang Wanma Co. Ltd. Class A	304,500	354
	Beijing GeoEnviron Engineering & Technology Inc. Class A	499,126	354
	Sinosteel Engineering & Technology Co. Ltd. Class A	398,900	354
*	Zotye Automobile Co. Ltd. Class A	1,254,600	354
	Yotrio Group Co. Ltd. Class A	750,400	353
	Shenzhen Sunline Tech Co. Ltd. Class A	204,000	353
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	396,300	353
	Fujian Boss Software Development Co. Ltd. Class A	175,800	353
	Mesnac Co. Ltd. Class A	292,900	353
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	144,600	353
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	422,243	352
	China Publishing & Media Co. Ltd. Class A	365,700	352
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	322,800	352
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	374,400	351
	Hangzhou Dptech Technologies Co. Ltd. Class A	145,100	350
	PNC Process Systems Co. Ltd. Class A	111,240	350
[2]	Helens International Holdings Co. Ltd.	1,329,500	350
	ZWSOFT Co. Ltd. Guangzhou Class A	29,491	350
*	China Reform Health Management & Services Group Co. Ltd. Class A	261,500	350
	Lingyun Industrial Corp. Ltd. Class A	195,500	349
	Guomai Technologies Inc. Class A	328,700	348
	Shanghai Pret Composites Co. Ltd. Class A	273,164	348
	China Science Publishing & Media Ltd. Class A	126,700	348
*	Shenzhen Baoming Technology Co. Ltd. Class A	43,000	348
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd. Class A	51,750	348
	Chengdu Wintrue Holding Co. Ltd. Class A	318,900	347
	Changzhou Qianhong Biopharma Co. Ltd. Class A	431,800	346
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	333,710	346
	Chongqing Chuanyi Automation Co. Ltd. Class A	116,740	346
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	450,498	346
	Linktel Technologies Co. Ltd. Class A	30,800	346
	Tofflon Science & Technology Group Co. Ltd. Class A	199,100	344
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	434,900	344
	Bank of Chongqing Co. Ltd. Class A	276,139	344
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	36,734	344
	Xiamen Xiangyu Co. Ltd. Class A (XSHG)	399,900	343
	Anhui Guangxin Agrochemical Co. Ltd. Class A	212,576	343

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Triumph Science & Technology Co. Ltd. Class A	226,100	343
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	105,120	342
	Liaoning Chengda Biotechnology Co. Ltd. Class A	95,573	342
	Winall Hi-Tech Seed Co. Ltd. Class A	242,550	341
	HUYA Inc. ADR	97,185	340
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	302,600	340
	Shandong Lukang Pharma Class A	275,900	340
*	Shanghai Anlogic Infotech Co. Ltd. Class A	95,223	340
[1]	Shanghai Haohai Biological Technology Co. Ltd. Class H	106,300	339
*,1	Arrail Group Ltd.	1,042,000	339
	Shenzhen Microgate Technology Co. Ltd. Class A	200,900	338
	Hunan Zhongke Electric Co. Ltd. Class A	166,500	338
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	204,100	337
	Tibet Mineral Development Co. Class A	120,300	337
	Norinco International Cooperation Ltd. Class A	251,860	337
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	255,400	336
*	UTour Group Co. Ltd. Class A	328,200	336
	Shanghai Runda Medical Technology Co. Ltd. Class A	148,300	335
	Tibet Huayu Mining Co. Ltd. Class A	174,600	334
*	Primarius Technologies Co. Ltd. Class A	128,997	333
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	81,033	332
	Ningbo Zhenyu Technology Co. Ltd. Class A	19,994	332
*	New Journey Health Technology Group Co. Ltd. Class A	970,100	332
*	CICT Mobile Communication Technology Co. Ltd. Class A	431,973	332
*	BOE HC SemiTek Corp.	341,900	331
	Qianhe Condiment & Food Co. Ltd. Class A	205,042	330
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	296,871	329
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	42,300	329
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	102,600	329
	Guangzhou Guangri Stock Co. Ltd. Class A	181,600	329
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	161,900	329
	Sunflower Pharmaceutical Group Co. Ltd. Class A	132,971	328
	Shenzhen Leaguer Co. Ltd. Class A	296,900	328
	Beijing Wandong Medical Technology Co. Ltd. Class A	164,700	328
	Windey Energy Technology Group Co. Ltd. Class A	182,832	327
	NYOCOR Co. Ltd. Class A	440,200	327
	Kailuan Energy Chemical Co. Ltd. Class A	361,600	326
	Huadian Heavy Industries Co. Ltd. Class A	351,500	326
	Shenzhen Noposin Crop Science Co. Ltd. Class A	238,700	325
	Xinyu Iron & Steel Co. Ltd. Class A	636,863	324
	PhiChem Corp. Class A	147,800	324
	Zhewen Interactive Group Co. Ltd. Class A	359,300	324
	China Sports Industry Group Co. Ltd. Class A	301,400	324
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	447,300	324
	Amoy Diagnostics Co. Ltd. Class A	112,420	323
	DeHua TB New Decoration Materials Co. Ltd. Class A	213,400	323
	Tongyu Heavy Industry Co. Ltd. Class A	978,200	323
*	Shenzhen Mason Technologies Co. Ltd. Class A	203,100	323
	Beijing Strong Biotechnologies Inc. Class A	176,600	322
[1]	Midea Real Estate Holding Ltd.	857,200	322
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	431,900	322
	Hangzhou Sunrise Technology Co. Ltd. Class A	140,900	322
*	Chengdu CORPRO Technology Co. Ltd. Class A	138,400	320
	Moon Environment Technology Co. Ltd. Class A	192,700	318
	Nanjing Vazyme Biotech Co. Ltd. Class A	113,932	318
	Yuanjie Semiconductor Technology Co. Ltd. Class A	15,761	318
*	Guoguang Electric Co. Ltd. Class A	126,800	317
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	257,410	316
	Sinomach Automobile Co. Ltd. Class A	359,600	316
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	428,600	316
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	186,199	315
	Zhejiang Communications Technology Co. Ltd. Class A	593,320	315
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	181,800	314
	Hefei Chipmore Technology Co. Ltd. Class A	202,855	314
*	COFCO Biotechnology Co. Ltd. Class A	422,423	313
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	229,000	312
	Wuhan East Lake High Technology Group Co. Ltd. Class A	237,300	312
	Tibet Urban Development & Investment Co. Ltd. Class A	218,600	310
	Xiamen King Long Motor Group Co. Ltd. Class A	164,600	310
*	China South City Holdings Ltd.	16,108,000	309

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	356,704	309
*	Shanghai Milkground Food Tech Co. Ltd. Class A	122,000	308
*	Beijing Teamsun Technology Co. Ltd. Class A	248,100	308
	Archermind Technology Nanjing Co. Ltd. Class A	49,530	307
	China Bester Group Telecom Co. Ltd. Class A	107,900	306
	Vats Liquor Chain Store Management JSC Ltd. Class A	128,600	306
	China Railway Tielong Container Logistics Co. Ltd. Class A	380,400	306
	Central China Land Media Co. Ltd. Class A	196,000	306
*	Tibet Tianlu Co. Ltd. Class A	371,100	305
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	120,757	305
	Beijing SuperMap Software Co. Ltd. Class A	138,500	304
	Sino Biological Inc. Class A	36,983	304
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	308,900	303
	Shengda Resources Co. Ltd. Class A	157,300	302
	Shenzhen YHLO Biotech Co. Ltd. Class A	140,150	302
	Jingjin Equipment Inc. Class A	129,689	301
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	164,300	300
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	179,300	300
*	Shandong Dongyue Silicone Material Co. Ltd. Class A	285,800	300
	Kunshan Dongwei Technology Co. Ltd. Class A	83,020	300
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	95,500	300
	Chengzhi Co. Ltd. Class A	293,300	299
	Digiwin Co. Ltd.	65,600	299
*	Beijing Tongtech Co. Ltd. Class A	152,460	298
	Zhejiang Hangmin Co. Ltd. Class A	303,300	298
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	159,792	298
*	Antong Holdings Co. Ltd. Class A	818,548	298
	Beijing CTJ Information Technology Co. Ltd. Class A	88,543	298
*	Yueyang Forest & Paper Co. Ltd. Class A	443,900	298
	IReader Technology Co. Ltd. Class A	101,800	297
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	300,000	297
	Zhuzhou Times New Material Technology Co. Ltd. Class A	175,700	297
	Sichuan EM Technology Co. Ltd. Class A	271,899	297
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	238,900	297
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	244,900	297
	Huatu Cendes Co. Ltd. Class A	31,100	297
	Beijing eGOVA Co. Ltd. Class A	143,573	296
*	Gosuncn Technology Group Co. Ltd. Class A	426,500	296
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	121,500	296
	Chengdu RML Technology Co. Ltd. Class A	42,973	295
	Jiangxi Ganneng Co. Ltd. Class A	260,624	295
	Explosive Co. Ltd. Class A	207,600	295
	Shenzhen Desay Battery Technology Co. Class A	94,425	294
	Hualan Biological Bacterin Inc. Class A	124,700	294
	Zhongmin Energy Co. Ltd. Class A	387,000	294
	Shanghai Datun Energy Resources Co. Ltd. Class A	169,000	294
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	208,700	293
	Jiangsu Guomao Reducer Co. Ltd. Class A	155,279	293
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	109,900	292
*	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	126,297	292
*	C*Core Technology Co. Ltd. Class A	81,422	292
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	484,300	291
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	40,038	290
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	327,600	290
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	159,400	290
	Zhongtong Bus Holding Co. Ltd. Class A	183,400	290
	Jiangsu ToLand Alloy Co. Ltd. Class A	97,890	289
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	172,400	288
	Sumavision Technologies Co. Ltd. Class A	393,700	288
	Chow Tai Seng Jewellery Co. Ltd. Class A	165,350	288
	TDG Holdings Co. Ltd. Class A	301,800	287
	Nanjing Cosmos Chemical Co. Ltd. Class A	83,600	287
	Solareast Holdings Co. Ltd. Class A	197,600	286
	Jiangsu Yunyi Electric Co. Ltd. Class A	248,700	286
	Edan Instruments Inc. Class A	189,000	285
	Jiangsu Huaxicun Co. Ltd. Class A	279,500	284
	Qingdao Haier Biomedical Co. Ltd. Class A	64,045	284
	Lushang Freda Pharmaceutical Co. Ltd. Class A	294,800	283
	Shenzhen Changhong Technology Co. Ltd. Class A	127,700	283
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	178,200	283

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	406,000	283
	Shanghai Highly Group Co. Ltd. Class A	188,400	283
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	103,600	282
*	China Harzone Industry Corp. Ltd. Class A	264,900	281
	Shanghai Liangxin Electrical Co. Ltd. Class A	298,140	281
	Hanwei Electronics Group Corp. Class A	75,800	281
*	Shenyang Jinbei Automotive Co. Ltd. Class A	307,200	281
	Unilumin Group Co. Ltd. Class A	293,000	280
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	442,822	280
*	Focused Photonics Hangzhou Inc. Class A	116,800	279
*	China Fortune Land Development Co. Ltd. Class A	893,800	279
	Guangdong Tapai Group Co. Ltd. Class A	256,400	278
	Changchun Faway Automobile Components Co. Ltd. Class A	231,260	278
*	Anhui Tatfook Technology Co. Ltd. Class A	183,484	278
	Guotai Epoint Software Co. Ltd. Class A	68,064	278
	Jinko Power Technology Co. Ltd. Class A	761,000	277
	Emei Shan Tourism Co. Ltd. Class A	157,500	277
*	Sino-Ocean Group Holding Ltd.	9,720,000	276
*	5I5J Holding Group Co. Ltd. Class A	655,800	276
*	Shenzhen Clou Electronics Co. Ltd. Class A	497,800	276
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	134,300	276
	Suzhou Good-Ark Electronics Co. Ltd. Class A	199,000	275
	Semitronix Corp. Class A	41,300	275
	Bros Eastern Co. Ltd. Class A	380,600	275
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	61,300	275
	Xiamen Kingdomway Group Co. Class A	138,833	274
	Sino Wealth Electronic Ltd. Class A	85,129	274
	China CYTS Tours Holding Co. Ltd. Class A	198,000	274
*	Western Region Gold Co. Ltd. Class A	161,167	272
*	China Union Holdings Ltd. Class A	498,200	272
	Chengdu Kanghua Biological Products Co. Ltd. Class A	38,200	271
	Hainan Expressway Co. Ltd. Class A	312,300	271
	Shenzhen Gongjin Electronics Co. Ltd. Class A	212,400	270
*	Toyou Feiji Electronics Co. Ltd. Class A	140,900	270
	Foshan Electrical & Lighting Co. Ltd. Class A	326,800	269
	Renhe Pharmacy Co. Ltd. Class A	346,200	268
	Jiangsu Gian Tachnology Co. Ltd. Class A	50,100	268
	Ningxia Building Materials Group Co. Ltd. Class A	142,700	268
*	CSG Smart Science&Technology Co. Ltd. Class A	168,100	267
	Shenzhen Hello Tech Energy Co. Ltd. Class A	26,195	267
	Kuangda Technology Group Co. Ltd. Class A	395,000	267
	Guangdong Vanward New Electric Co. Ltd. Class A	180,100	267
	Longhua Technology Group Luoyang Co. Ltd. Class A	281,200	266
*	Geo-Jade Petroleum Corp. Class A	899,900	266
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	104,100	263
*	China Express Airlines Co. Ltd. Class A	265,800	262
*	Anhui Golden Seed Winery Co. Ltd. Class A	171,200	262
*	Client Service International Inc. Class A	117,300	261
	Guangdong Dowstone Technology Co. Ltd. Class A	143,400	261
	JS Corrugating Machinery Co. Ltd. Class A	155,700	261
	ApicHope Pharmaceutical Group Co. Ltd. Class A	119,100	261
	Zhongyuan Environment-Protection Co. Ltd. Class A	219,700	260
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	129,815	260
	Hymson Laser Technology Group Co. Ltd. Class A	62,587	260
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	250,000	259
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	278,900	259
	Suning Universal Co. Ltd. Class A	836,800	258
	Shanxi Coking Co. Ltd. Class A (XSHG)	487,227	257
	Sichuan Haite High-tech Co. Ltd. Class A	190,200	256
	China Conch Environment Protection Holdings Ltd.	2,884,088	256
	Xinxiang Chemical Fiber Co. Ltd. Class A	452,400	256
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	302,779	256
*	Hunan New Wellful Co. Ltd. Class A	315,000	256
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	114,600	255
	Henan Yuguang Gold & Lead Co. Ltd. Class A	278,100	255
	Jiajiayue Group Co. Ltd. Class A	183,100	254
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	411,200	254
	Anhui Construction Engineering Group Co. Ltd. Class A	400,800	253
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	208,300	252
	Shenzhen Das Intellitech Co. Ltd. Class A	564,300	251

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Wuxi Boton Technology Co. Ltd. Class A	98,100	251
	Zhejiang Yasha Decoration Co. Ltd. Class A	485,100	250
	Tayho Advanced Materials Group Co. Ltd. Class A	201,900	250
	Shanxi Blue Flame Holding Co. Ltd. Class A	291,800	250
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	131,300	250
	Jinlei Technology Co. Ltd. Class A	93,100	250
	Foran Energy Group Co. Ltd. Class A	155,036	249
	Beyondsoft Corp. Class A	140,900	249
*	Jiangsu Lopal Tech Co. Ltd. Class A	184,592	249
	Henan Liliang Diamond Co. Ltd. Class A	54,900	249
	Motic Xiamen Electric Group Co. Ltd. Class A	110,300	249
*	Bio-Thera Solutions Ltd. Class A	96,767	249
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	73,600	248
	City Development Environment Co. Ltd. Class A	139,720	248
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	56,200	248
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	225,300	248
*	Sinopec Oilfield Equipment Corp. Class A	287,000	248
	Top Energy Co. Ltd. Shanxi Class A	331,200	247
	Jangho Group Co. Ltd. Class A	337,200	247
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	115,200	247
*	INKON Life Technology Co. Ltd. Class A	206,800	246
	Shandong Jinjing Science & Technology Co. Ltd. Class A	346,200	246
	CTS International Logistics Corp. Ltd. Class A	291,080	245
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	60,400	245
	Appotronics Corp. Ltd. Class A	124,485	245
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	307,400	244
*	Nanfang Zhongjin Environment Co. Ltd. Class A	508,800	243
	EIT Environmental Development Group Co. Ltd. Class A	114,400	243
	Wuxi Paike New Materials Technology Co. Ltd. Class A	34,700	243
	Bright Real Estate Group Co. Ltd. Class A	488,200	243
*	Beijing Haixin Energy Technology Co. Ltd. Class A	572,300	242
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	699,900	242
	Ningbo Peacebird Fashion Co. Ltd. Class A	121,100	242
*	Huayi Brothers Media Corp. Class A	700,800	242
*	Beijing VRV Software Corp. Ltd. Class A	348,300	241
*	Wutong Holding Group Co. Ltd. Class A	326,700	241
*	Bestway Marine & Energy Technology Co. Ltd. Class A	390,400	241
*	China High Speed Railway Technology Co. Ltd. Class A	686,900	240
*	CGN Nuclear Technology Development Co. Ltd. Class A	252,324	240
	Shanghai Baolong Automotive Corp. Class A	49,100	240
	Shenzhen Tagen Group Co. Ltd. Class A	430,300	238
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	158,960	238
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	115,700	238
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	161,200	237
	Haining China Leather Market Co. Ltd. Class A	410,200	237
	Shenma Industry Co. Ltd. Class A	230,400	237
	Guangxi Energy Co. Ltd. Class A	422,200	237
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	101,200	236
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	202,600	236
	Jiangsu Etern Co. Ltd. Class A	347,300	236
	East China Engineering Science & Technology Co. Ltd. Class A	186,300	236
*	Duolun Technology Corp. Ltd. Class A	215,200	236
	Luoniushan Co. Ltd. Class A	277,101	235
	MYS Group Co. Ltd. Class A	500,000	235
	Fujian Apex Software Co. Ltd. Class A	48,240	235
	China Television Media Ltd. Class A	99,900	235
*	Kingsignal Technology Co. Ltd. Class A	180,200	234
	Shandong WIT Dyne Health Co. Ltd. Class A	60,200	234
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	203,900	234
*	Guangdong Shaoneng Group Co. Ltd. Class A	406,700	233
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	20,718	233
*	Suzhou Jinfu Technology Co. Ltd. Class A	340,400	233
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	164,497	232
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	242,800	232
	Rianlon Corp. Class A	59,700	232
	Guizhou Tyre Co. Ltd. Class A	347,692	232
	Chengdu Bright Eye Hospital Group Co. Ltd. Class A	40,500	232
	M-Grass Ecology & Environment Group Co. Ltd. Class A	358,000	231
	Qiming Information Technology Co. Ltd. Class A	93,800	231
*	Phenix Optical Co. Ltd. Class A	72,400	231

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Fujian Expressway Development Co. Ltd. Class A	433,000	231
*	Konka Group Co. Ltd. Class A	368,700	230
	PharmaBlock Sciences Nanjing Inc. Class A	53,300	230
	Henan Zhongyuan Expressway Co. Ltd. Class A	405,000	230
	Xilinmen Furniture Co. Ltd. Class A	99,600	230
	Jade Bird Fire Co. Ltd. Class A	145,600	230
	Ningbo Yunsheng Co. Ltd. Class A	219,500	230
	Sufa Technology Industry Co. Ltd. CNNC Class A	99,700	230
	Changhong Meiling Co. Ltd. Class A	210,300	230
	HBIS Resources Co. Ltd. Class A	116,900	230
	Changshu Tianyin Electromechanical Co. Ltd. Class A	99,600	228
	Jinhong Gas Co. Ltd. Class A	97,796	228
*	Ningxia Western Venture Industrial Co. Ltd. Class A	322,600	228
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	34,961	228
	Stanley Agricultural Group Co. Ltd. Class A	225,200	226
	Chengdu Leejun Industrial Co. Ltd. Class A	253,100	225
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	74,971	225
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	115,400	225
*	263 Network Communication Co. Ltd. Class A	283,400	224
	Sanquan Food Co. Ltd. Class A	142,674	224
	Guizhou Zhenhua E Chem Inc. Class A	162,395	224
	Xinjiang Communications Construction Group Co. Ltd. Class A	150,600	223
	Beijing Relpow Technology Co. Ltd. Class A	161,388	223
	Chongqing Road & Bridge Co. Ltd. Class A	294,700	223
	Hubei Chutian Smart Communication Co. Ltd. Class A	367,300	223
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	73,700	222
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	94,577	222
	Huangshan Novel Co. Ltd. Class A	154,900	222
	Lancy Co. Ltd. Class A	104,400	221
	Insigma Technology Co. Ltd. Class A	240,600	221
	Northeast Pharmaceutical Group Co. Ltd. Class A	318,500	220
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	301,500	220
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	91,400	219
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	291,300	219
	Shenzhen Minglida Precision Technology Co. Ltd. Class A	108,400	219
	Jiangsu General Science Technology Co. Ltd. Class A	286,500	219
	Orient International Enterprise Ltd. Class A	243,200	219
	Wushang Group Co. Ltd. Class A	188,173	218
*	VanJee Technology Co. Ltd. Class A	53,100	218
	Shanghai Bright Meat Group Co. Ltd. Class A	239,591	218
	Zhende Medical Co. Ltd. Class A	71,800	217
	Shenzhen Textile Holdings Co. Ltd. Class A	153,300	217
*	Guangdong Guanghua Sci Tech Class A	100,900	216
	YanTai Shuangta Food Co. Ltd. Class A	301,100	215
	Riyue Heavy Industry Co. Ltd. Class A	129,000	215
	Xiamen International Airport Co. Ltd. Class A	106,300	215
	Streamax Technology Co. Ltd. Class A	34,700	215
	Shandong Bohui Paper Industrial Co. Ltd. Class A	327,058	215
*	Nuode New Materials Co. Ltd. Class A	420,892	215
	Chengdu Guoguang Electric Co. Ltd. Class A	32,444	215
	North Electro-Optic Co. Ltd. Class A	151,500	215
	Goldcard Smart Group Co. Ltd. Class A	121,300	214
	Sichuan Jinyuan Yinhai Software Co. Ltd. Class A	90,700	214
	ABA Chemicals Corp. Class A	252,300	214
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	97,400	213
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	309,500	212
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	153,500	212
*	Hanwang Technology Co. Ltd. Class A	61,600	212
	Chengdu Hongqi Chain Co. Ltd. Class A	293,900	211
	B-Soft Co. Ltd. Class A	375,330	211
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	176,900	211
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	272,400	211
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	143,100	210
	Anhui Huaheng Biotechnology Co. Ltd. Class A	55,901	210
	Three's Co. Media Group Co. Ltd. Class A	48,234	209
	Hangzhou Onechance Tech Corp. Class A	54,300	209
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	179,340	209
	Zhejiang Chengchang Technology Co. Ltd. Class A	55,766	209
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	97,129	209
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	61,262	209

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Cheng De Lolo Co. Ltd. Class A	171,900	208
*	Beijing Thunisoft Corp. Ltd. Class A	221,800	208
	Jinghua Pharmaceutical Group Co. Ltd. Class A	206,290	208
	Wencan Group Co. Ltd. Class A	64,897	207
*	Sinodata Co. Ltd. Class A	76,600	207
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	289,100	207
	Shenzhen Guangju Energy Co. Ltd. Class A	127,900	207
	Huafu Fashion Co. Ltd. Class A	316,500	205
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	78,733	205
*	Orient Group Inc. Class A	831,200	205
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	38,752	205
	Xinzhi Group Co. Ltd. Class A	103,400	204
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	100,151	204
	CIMC Vehicles Group Co. Ltd. Class A	160,200	204
	Baoxiniao Holding Co. Ltd. Class A	356,800	204
*	Pengxin International Mining Co. Ltd. Class A	470,100	204
*	Shanghai STEP Electric Corp. Class A	157,500	204
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	133,900	203
*	YaGuang Technology Group Co. Ltd. Class A	274,900	203
	Era Co. Ltd. Class A	348,100	203
	Hubei Century Network Technology Co. Ltd. Class A	122,700	203
	Xiamen Xiangyu Co. Ltd. Class A	234,533	201
	Jinhui Liquor Co. Ltd. Class A	77,400	201
*	Beijing Join-Cheer Software Co. Ltd. Class A	226,000	201
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	576,200	200
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	103,000	199
	Sino-Platinum Metals Co. Ltd. Class A	104,263	198
*	Foshan Yowant Technology Co. Ltd. Class A	224,200	198
	Shenzhen Heungkong Holding Co. Ltd. Class A	814,500	198
	Beijing Sanyuan Foods Co. Ltd. Class A	350,300	198
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	398,900	198
*	Beijing Philisense Technology Co. Ltd. Class A	302,400	197
*	Lier Chemical Co. Ltd. Class A	168,680	197
	Shanghai Pudong Construction Co. Ltd. Class A	234,055	197
	Guangdong DFP New Material Group Co. Ltd. Class A	433,200	197
	Shenzhen Xinyichang Technology Co. Ltd. Class A	32,659	197
*	Minmetals Development Co. Ltd. Class A	207,046	197
	Shenzhen Properties & Resources Development Group Ltd. Class A	176,000	196
*	Anyang Iron & Steel Inc. Class A	780,000	196
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	116,900	195
	Shandong Dawn Polymer Co. Ltd. Class A	119,800	195
	Ligao Foods Co. Ltd. Class A	34,900	195
*	Lingyuan Iron & Steel Co. Ltd. Class A	818,100	195
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	109,000	194
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	138,600	194
	Jiangsu Hongdou Industrial Co. Ltd. Class A	632,700	194
	Sunward Intelligent Equipment Co. Ltd. Class A	200,700	193
	Shenzhen Center Power Tech Co. Ltd. Class A	85,800	193
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	79,100	193
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	121,500	193
*	ChangYuan Technology Group Ltd. Class A	286,700	193
	Zhejiang Hailide New Material Co. Ltd. Class A	315,400	192
*	Jishi Media Co. Ltd. Class A	816,900	192
	Sunyard Technology Co. Ltd. Class A	105,700	192
	Qingdao Gaoce Technology Co. Ltd. Class A	138,875	191
	Shanghai Baosteel Packaging Co. Ltd. Class A	293,800	191
*	HyUnion Holding Co. Ltd. Class A	247,800	190
*	JinJian Cereals Industry Co. Ltd. Class A	213,300	190
	Hangxiao Steel Structure Co. Ltd. Class A	556,700	189
	Luyang Energy-Saving Materials Co. Ltd.	109,666	188
	Goldenmax International Group Ltd. Class A	166,100	187
	Changzheng Engineering Technology Co. Ltd. Class A	84,100	186
	Hunan Aihua Group Co. Ltd. Class A	86,843	185
*	Zhejiang Vie Science & Technology Co. Ltd. Class A	112,400	185
	Beijing Jingyuntong Technology Co. Ltd. Class A	510,900	184
	Vatti Corp. Ltd. Class A	189,900	183
*	Shandong Longda Meishi Co. Ltd. Class A	209,800	183
*	Hongbo Co. Ltd. Class A	122,800	183
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	103,300	182
	DLG Exhibitions & Events Corp. Ltd. Class A	162,440	182

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*	Tongding Interconnection Information Co. Ltd. Class A	287,300	181
*	Jilin Yatai Group Co. Ltd. Class A	787,400	181
	Jinneng Science&Technology Co. Ltd. Class A	234,000	180
	Guangxi Wuzhou Communications Co. Ltd. Class A	300,300	180
*	Jiangsu Zongyi Co. Ltd. Class A	327,800	180
	Chongqing Port Co. Ltd. Class A	273,500	178
*,2	LVGEM China Real Estate Investment Co. Ltd.	3,802,000	177
	Shanghai Hile Bio-Technology Co. Ltd. Class A	177,800	176
*	Henan Ancai Hi-Tech Co. Ltd. Class A	305,100	176
	Jiangsu Yinhe Electronics Co. Ltd. Class A	236,200	175
	Shenzhen Click Technology Co. Ltd. Class A	97,400	174
*	Datang Huayin Electric Power Co. Ltd. Class A	420,700	174
*	NSFOCUS Technologies Group Co. Ltd. Class A	176,300	173
*	Piesat Information Technology Co. Ltd. Class A	72,798	173
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	148,700	173
*	Long Yuan Construction Group Co. Ltd. Class A	340,500	172
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	130,600	172
	Shaanxi Fenghuo Electronics Co. Ltd. Class A	162,200	172
*	Sun Create Electronics Co. Ltd. Class A	60,600	172
	ZheJiang Dali Technology Co. Ltd. Class A	114,720	171
*	Henan Yuneng Holdings Co. Ltd. Class A	322,700	171
	Marssenger Kitchenware Co. Ltd. Class A	93,000	171
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	210,200	171
	Hangzhou Jiebai Group Co. Ltd. Class A	174,193	171
*	Lecron Industrial Development Group Co. Ltd. Class A	215,300	170
	Jiangsu Lianyungang Port Co. Ltd. Class A	327,800	170
*	Transwarp Technology Shanghai Co. Ltd. Class A	26,419	170
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	170,300	169
	Eastern Communications Co. Ltd. Class B	425,350	168
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	212,000	168
*	Tangrenshen Group Co. Ltd. Class A	250,200	168
	Bear Electric Appliance Co. Ltd. Class A	28,800	168
	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	34,155	168
	Shandong Xiantan Co. Ltd. Class A	208,300	167
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	149,941	167
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	181,413	167
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	285,100	167
	Keshun Waterproof Technologies Co. Ltd. Class A	253,700	166
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	97,700	166
	Shenzhen Topway Video Communication Co. Ltd. Class A	157,500	166
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	113,940	165
[3]	Ningbo Cixing Co. Ltd. Class A	120,500	164
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	51,700	163
	CITIC Press Corp. Class A	35,000	162
*	Suzhou Everbright Photonics Co. Ltd. Class A	26,979	162
	Shanghai Industrial Development Co. Ltd. Class A	368,600	161
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	62,100	161
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	114,400	161
	KBC Corp. Ltd. Class A	60,870	161
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	148,500	160
	Guangzhou Zhiguang Electric Co. Ltd. Class A	202,900	159
*	Kunming Yunnei Power Co. Ltd. Class A	459,000	158
*	Cccg Real Estate Corp. Ltd. Class A	182,200	158
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	154,200	158
	Changchun BCHT Biotechnology Co. Ltd. Class A	51,410	158
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	356,300	158
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	120,900	156
	Jiangsu Transimage Technology Co. Ltd. Class A	75,300	156
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	367,200	156
*	Sino GeoPhysical Co. Ltd. Class A	83,000	155
*	Beijing Watertek Information Technology Co. Ltd. Class A	357,400	155
*	Shanghai Medicilon Inc. Class A	40,586	154
	Toread Holdings Group Co. Ltd. Class A	164,500	153
*	Wellhope Foods Co. Ltd. Class A	138,800	152
*	Hainan Haiyao Co. Ltd. Class A	255,200	152
*	World Union Group Inc. Class A	461,300	151
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	198,200	151
	Jiang Su Suyan Jingshen Co. Ltd. Class A	99,600	151
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	145,420	149
	Yibin Tianyuan Group Co. Ltd. Class A	263,250	149

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Eastcompeace Technology Co. Ltd. Class A	107,200	149
*	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	263,094	149
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	120,900	148
	Bestore Co. Ltd. Class A	71,000	147
	Black Peony Group Co. Ltd. Class A	228,740	147
	Cybrid Technologies Inc. Class A	105,000	147
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	26,894	145
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	36,552	145
	Guangdong Shirongzhaoye Co. Ltd. Class A	191,100	145
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	159,200	145
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	172,100	144
	Bmc Medical Co. Ltd. Class A	16,520	144
	Fujian Qingshan Paper Industry Co. Ltd. Class A	466,900	144
	Bafang Electric Suzhou Co. Ltd. Class A	45,408	143
	Guizhou Guihang Automotive Components Co. Ltd. Class A	86,000	143
	Shunfa Hengneng Corp. Class A	347,900	142
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	429,400	141
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	101,300	140
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	206,600	140
	Hongrun Construction Group Co. Ltd. Class A	197,300	139
*	Fujian Snowman Group Co. Ltd. Class A	149,300	138
	Shandong Head Co. Ltd. Class A	80,800	137
	Dongfeng Electronic Technology Co. Ltd. Class A	99,200	137
	Guodian Nanjing Automation Co. Ltd. Class A	137,040	136
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	111,900	135
	Truking Technology Ltd. Class A	148,900	134
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	95,700	132
*	Sunstone Development Co. Ltd. Class A	66,700	132
*	AECC Aero Science & Technology Co. Ltd. Class A	53,600	132
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	74,500	131
	Top Resource Energy Co. Ltd. Class A	192,500	129
	Beijing North Star Co. Ltd. Class H	1,378,000	128
*	Triumph New Energy Co. Ltd. Class A	102,500	128
	Chengdu ALD Aviation Manufacturing Corp. Class A	64,854	128
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	120,900	128
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	259,500	127
	Tongyu Communication Inc. Class A	62,530	124
*	China Aluminum International Engineering Corp. Ltd. Class A	214,500	124
	Shenzhen Invt Electric Co. Ltd. Class A	120,500	123
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	264,600	122
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	222,400	122
	Hengbao Co. Ltd. Class A	130,600	120
	Jiangsu Changbao Steeltube Co. Ltd. Class A	170,700	120
	Tianjin Teda Co. Ltd. Class A	224,300	119
*	Shenzhen Deren Electronic Co. Ltd. Class A	152,571	117
	Hangzhou Weiguang Electronic Co. Ltd. Class A	31,700	117
*,2	Jin Medical International Ltd.	133,044	117
	Time Publishing & Media Co. Ltd. Class A	101,360	116
	Guangxi LiuYao Group Co. Ltd. Class A	47,600	115
	Hongli Zhihui Group Co. Ltd. Class A	123,600	115
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	138,520	114
	Joeone Co. Ltd. Class A	101,800	113
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	238,880	112
	Liaoning Energy Industry Co. Ltd. Class A	225,500	112
	Guangdong Goworld Co. Ltd. Class A	78,200	111
	Gansu Shangfeng Cement Co. Ltd. Class A	109,920	110
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A (XSSC)	83,400	110
	Yechiu Metal Recycling China Ltd. Class A	338,900	109
*	Beijing Aerospace Changfeng Co. Ltd. Class A	76,400	108
	Wuhan Keqian Biology Co. Ltd. Class A	57,815	107
	Center International Group Co. Ltd. Class A	83,000	106
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	145,400	106
*	Beijing Baination Pictures Co. Ltd. Class A	155,000	105
	Lianhe Chemical Technology Co. Ltd. Class A	126,000	104
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	23,700	104
	Sanjiang Shopping Club Co. Ltd. Class A	75,100	102
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	189,300	102
	Shenzhen Topraysolar Co. Ltd. Class A	221,800	102
	Xiamen Jihong Technology Co. Ltd. Class A	56,800	101
	Befar Group Co. Ltd. Class A	184,700	99

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Zhejiang Meida Industrial Co. Ltd. Class A	95,400	97
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	123,700	97
	Nanjing Pharmaceutical Co. Ltd. Class A	144,500	97
*	Guangdong Guanhao High-Tech Co. Ltd. Class A	217,800	96
	Beijing WKW Automotive Parts Co. Ltd. Class A	187,200	95
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	66,700	95
	Qingdao Citymedia Co. Ltd. Class A	100,000	94
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	230,200	93
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	195,400	93
	Gansu Yasheng Industrial Group Co. Ltd. Class A	239,500	93
	Canny Elevator Co. Ltd. Class A	98,600	92
*	Hiconics Eco-energy Technology Co. Ltd. Class A	136,900	92
	Yabao Pharmaceutical Group Co. Ltd. Class A	109,800	91
	Huludao Zinc Industry Co. Class A	232,300	90
	Shenzhen Jinjia Group Co. Ltd. Class A	160,000	89
	Shenzhen Tellus Holding Co. Ltd. Class A	41,700	89
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	152,300	89
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	51,900	88
*	Beijing Sinohytec Co. Ltd. Class A	29,519	88
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,122,100	87
*	Blue Sail Medical Co. Ltd. Class A	133,099	87
	Shanxi Coking Co. Ltd. Class A	165,100	87
	Hengdian Entertainment Co. Ltd. Class A	42,700	87
	Changshu Fengfan Power Equipment Co. Ltd. Class A	148,300	87
	Cangzhou Dahua Co. Ltd. Class A	56,400	85
	Shanxi Guoxin Energy Corp. Ltd. Class A	256,480	85
	CCS Supply Chain Management Co. Ltd. Class A	152,100	84
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	76,200	84
	Jiaze Renewables Co. Ltd.	179,600	83
*	Beijing Global Safety Technology Co. Ltd. Class A	32,500	81
*	Zhejiang Tony Electronic Co. Ltd. Class A	32,400	80
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	19,600	80
	Guizhou Gas Group Corp. Ltd. Class A	85,900	78
	China Wuyi Co. Ltd. Class A	210,500	78
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,532,300	76
	Suzhou Oriental Semiconductor Co. Ltd. Class A	14,418	76
	Xiangyu Medical Co. Ltd. Class A	18,533	76
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	138,900	75
*,3	Guangdong Highsun Group Co. Ltd. Class A	631,300	54
*	Dongjiang Environmental Co. Ltd. Class A	87,349	47
*,1	Shimao Services Holdings Ltd.	396,006	46
	Rainbow Digital Commercial Co. Ltd. Class A	61,700	40
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	66,100	40
	Beijing North Star Co. Ltd. Class A	101,400	24
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	472,700	24
	ZhongYeDa Electric Co. Ltd. Class A	18,500	21
*,3	Blivex Energy Technology Co. Ltd. Class A	1,301,479	20
*,3	Ningxia Zhongyin Cashmere Co. Ltd. Class A	545,000	14
*,1	Redco Properties Group Ltd.	118,000	2
*	Chongqing Iron & Steel Co. Ltd. Class H	1,500	—
*,3	China Fishery Group Ltd.	578,512	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	1,790,700	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	1,202,200	—
			562,617
Denmark (1.5%)
	Ringkjoebing Landbobank A/S	89,295	14,565
*	NKT A/S	186,836	12,490
	Royal Unibrew A/S	174,808	12,084
	Ambu A/S Class B	634,296	11,807
	Jyske Bank A/S (Registered)	153,316	11,089
*	ALK-Abello A/S	461,386	10,389
	FLSmidth & Co. A/S	197,493	10,252
	ISS A/S	516,091	9,754
	Sydbank A/S	181,355	9,628
*	GN Store Nord A/S	456,798	9,355
	Spar Nord Bank A/S	244,191	7,054
*	Bavarian Nordic A/S	245,455	6,717
	Alm Brand A/S	2,926,378	6,098
*,1	Netcompany Group A/S	148,119	6,027

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Chemometec A/S	58,047	4,496
	Torm plc Class A	177,979	3,543
	Schouw & Co. A/S	43,284	3,362
[1]	Scandinavian Tobacco Group A/S	154,669	2,226
	D/S Norden A/S	70,454	2,003
*	NTG Nordic Transport Group A/S	55,054	1,818
	Dfds A/S	108,489	1,612
*	Svitzer Group A/S	44,059	1,296
			157,665
Egypt (0.1%)
	Talaat Moustafa Group	3,970,738	4,322
	Eastern Co. SAE	4,516,666	2,619
*	EFG Holding SAE	3,945,817	1,681
*	Fawry for Banking & Payment Technology Services SAE	7,171,980	1,228
	Telecom Egypt Co.	1,716,545	1,167
			11,017
Finland (0.9%)
	Konecranes OYJ	247,257	14,875
	Huhtamaki OYJ	324,688	11,988
	Kemira OYJ	397,879	8,777
	Mandatum OYJ	1,624,590	8,031
	Cargotec OYJ Class B	131,063	6,517
	TietoEVRY OYJ (XHEL)	314,970	6,072
*	Kojamo OYJ	549,440	5,708
*	Kalmar OYJ Class B	168,957	5,680
*	QT Group OYJ	68,296	5,596
	Outokumpu OYJ	1,236,333	3,956
	Nokian Renkaat OYJ	444,344	3,698
[1]	Terveystalo OYJ	281,476	3,425
	Revenio Group OYJ	77,021	2,474
	Tokmanni Group Corp.	170,286	2,467
	Metsa Board OYJ Class B	486,578	2,433
	Sanoma OYJ	254,787	2,200
*	YIT OYJ	632,267	1,661
	TietoEVRY OYJ	56,975	1,099
	Citycon OYJ	284,739	1,008
*	Finnair OYJ	289,343	746
	F-Secure OYJ	363,276	703
			99,114
France (2.4%)
	Gaztransport Et Technigaz SA	120,867	18,464
	SPIE SA	471,104	15,701
	Technip Energies NV	479,038	13,571
	Elis SA	606,142	12,409
*	Vallourec SACA	587,413	11,158
	Nexans SA	105,082	10,253
	Alten SA	103,141	9,487
	Sopra Steria Group	49,777	9,254
	Valeo SE	776,993	8,661
	Rubis SCA	327,676	8,564
*,1	Worldline SA	854,190	7,559
[1]	Verallia SA	243,791	7,504
	IPSOS SA	131,905	6,242
	Coface SA	363,952	5,869
	Forvia SE	551,941	5,793
	Virbac SACA	14,925	5,010
	Societe BIC SA	75,520	4,979
[2]	VusionGroup	27,418	4,695
	SES SA	1,241,963	4,035
*	ID Logistics Group SACA	9,413	3,937
	Trigano SA	27,528	3,772
*	Ubisoft Entertainment SA	323,885	3,737
	Mercialys SA	339,222	3,724
*,2	Air France-KLM	425,076	3,518
	Interparfums SA	72,458	3,302
	Carmila SA	190,004	3,293
	Imerys SA	110,723	3,052
	Metropole Television SA	213,886	2,751
	ARGAN SA	41,627	2,748

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	ICADE	113,668	2,673
	Television Francaise 1 SA	334,378	2,637
	Quadient SA	119,889	2,269
	Vicat SACA	53,144	2,216
	Opmobility	193,538	2,190
[2]	Eramet SA	33,763	1,885
	Mersen SA	79,747	1,802
	Altarea SCA	17,168	1,796
*	Nexity SA	133,057	1,782
*	Planisware SA	58,672	1,782
	Derichebourg SA	313,262	1,746
	Wavestone	30,430	1,546
*	Viridien	24,964	1,440
	Lagardere SA	68,126	1,416
	Peugeot Invest SA	17,884	1,390
	Exclusive Networks SA	68,710	1,347
	Etablissements Maurel et Prom SA	198,509	1,271
[2]	Beneteau SACA	126,964	1,210
*,2	Valneva SE	424,523	1,198
	Fnac Darty SA	38,219	1,168
	Antin Infrastructure Partners SA	93,206	1,090
*,1	Elior Group SA	392,925	1,064
	Lisi SA Prime de fidelite	35,980	1,024
*,1,2	X-Fab Silicon Foundries SE	190,481	982
*,2	Voltalia SA (Registered)	129,969	960
	Manitou BF SA	41,765	938
	Esso SA Francaise	7,420	859
*,2	Eutelsat Communications SACA	468,483	840
*,2	OVH Groupe SAS	95,808	817
	GL Events SACA	41,305	815
	Equasens	15,732	615
*,1	Aramis Group SAS	60,452	473
	LISI SA (XPAR)	15,420	439
	Vetoquinol SA	5,442	400
	Boiron SA	14,213	390
			249,512
Germany (2.7%)
*	TUI AG	1,554,968	13,154
	Freenet AG	416,521	12,851
[2]	K&S AG (Registered)	625,682	8,688
	thyssenkrupp AG	1,713,780	8,493
	Gerresheimer AG	120,227	8,421
[2]	Aurubis AG	104,936	8,235
*,1	Auto1 Group SE	424,682	8,208
	LANXESS AG	300,256	8,154
	Hensoldt AG	200,844	8,075
*	TAG Immobilien AG	528,320	7,852
	HUGO BOSS AG	165,082	7,734
*	Aroundtown SA	2,370,411	7,034
*,1	Redcare Pharmacy NV	56,092	7,033
	Stroeer SE & Co. KGaA	109,046	6,445
	Krones AG	46,541	6,351
*	HelloFresh SE	552,538	6,079
*,1	TeamViewer SE	458,840	5,434
	AIXTRON SE	390,653	5,428
	flatexDEGIRO AG	307,799	5,215
*,2	Evotec SE	574,242	5,137
*	Nordex SE	438,001	5,057
[2]	RENK Group AG	194,643	4,942
	Bilfinger SE	92,058	4,735
	United Internet AG (Registered)	278,699	4,674
	Duerr AG	174,436	4,297
	Jenoptik AG	177,308	3,976
	Atoss Software SE	31,123	3,715
[2]	Sixt SE (XETR)	44,969	3,652
*	Schaeffler AG	765,597	3,395
*	Hypoport SE	14,915	3,311
[1]	Befesa SA	139,837	3,032
	Schott Pharma AG & Co. KGaA	120,501	2,952

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
[2]	Kontron AG	143,959	2,928
	Stabilus SE	86,863	2,870
[2]	ProSiebenSat.1 Media SE	486,667	2,796
	Eckert & Ziegler SE	48,908	2,762
	Siltronic AG	59,007	2,698
*,1,2	Deutsche Pfandbriefbank AG	469,302	2,663
	Hornbach Holding AG & Co. KGaA	33,454	2,566
*	Douglas AG	120,252	2,564
*,2	Nagarro SE	29,128	2,551
	CANCOM SE	94,809	2,490
*	Grand City Properties SA	213,192	2,462
*	IONOS Group SE	95,937	2,451
	Dermapharm Holding SE	57,584	2,368
	KWS Saat SE & Co. KGaA	36,296	2,283
	Suedzucker AG	205,316	2,259
	Deutz AG	458,354	2,217
*	CECONOMY AG	628,934	1,944
	Pfeiffer Vacuum Technology AG	11,996	1,930
	Elmos Semiconductor SE	26,137	1,919
[2]	PNE AG	149,528	1,882
	Norma Group SE	108,655	1,864
	METRO AG	446,174	1,783
	1&1 AG	132,117	1,671
	GRENKE AG	94,533	1,643
	Indus Holding AG	75,604	1,617
	Vossloh AG	32,460	1,595
	Wacker Neuson SE	91,398	1,550
	Salzgitter AG	79,422	1,466
	GFT Technologies SE	59,467	1,397
[2]	CompuGroup Medical SE & Co. KGaA	56,570	1,353
	Adtran Networks SE	64,228	1,338
	Wuestenrot & Wuerttembergische AG	98,370	1,257
	Deutsche Beteiligungs AG	50,626	1,256
	Adesso SE	12,128	1,204
	PATRIZIA SE	143,185	1,196
*,3	Encavis AG	63,403	1,151
	Deutsche EuroShop AG	58,173	1,148
*,2	About You Holding SE	164,791	1,129
	Energiekontor AG	24,202	1,116
	Kloeckner & Co. SE	209,465	1,065
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	107,749	992
[2]	STRATEC SE	25,091	918
[2]	SMA Solar Technology AG	51,283	717
*,2	SGL Carbon SE	180,670	707
*	Northern Data AG	15,244	703
	Secunet Security Networks AG	5,191	683
	Takkt AG	80,195	678
[2]	Verbio SE	68,651	653
*,2	BayWa AG	47,048	441
	Draegerwerk AG & Co. KGaA (XETR)	4,003	195
*	Pentixapharm Holding AG	55,335	172
			285,020
Greece (0.0%)
	Hellenic Exchanges - Athens Stock Exchange SA	209,839	1,078
	Fourlis Holdings SA	140,956	600
	Ideal Holdings SA	94,305	588
	Intracom Holdings SA (Registered)	137,981	443
			2,709
Hong Kong (0.6%)
	United Laboratories International Holdings Ltd.	3,386,500	5,034
	Stella International Holdings Ltd.	2,077,000	4,722
	Pacific Basin Shipping Ltd.	18,051,532	3,654
	Vitasoy International Holdings Ltd.	2,814,957	3,238
*	Vobile Group Ltd.	6,144,000	2,691
*	Cowell e Holdings Inc.	813,000	2,685
	Fortune REIT	5,007,589	2,572
	Luk Fook Holdings International Ltd.	1,221,399	2,246
	Dah Sing Financial Holdings Ltd.	613,200	2,189
*,1	Everest Medicines Ltd.	367,500	1,906

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	HKBN Ltd.	2,660,629	1,802
	CGN Mining Co. Ltd.	8,590,000	1,693
*	Mongolian Mining Corp.	1,761,000	1,588
*,1	CARsgen Therapeutics Holdings Ltd.	1,219,000	1,581
	IGG Inc.	2,631,000	1,370
	CITIC Telecom International Holdings Ltd.	4,497,004	1,266
	Guotai Junan International Holdings Ltd.	8,561,000	1,259
	VSTECS Holdings Ltd.	2,068,000	1,257
*	Realord Group Holdings Ltd.	1,332,000	1,223
	Jinchuan Group International Resources Co. Ltd.	16,659,000	1,118
	Cafe de Coral Holdings Ltd.	1,134,000	1,104
	China Travel International Investment Hong Kong Ltd.	7,976,000	1,036
	K Wah International Holdings Ltd.	4,415,398	983
	SUNeVision Holdings Ltd.	2,027,000	977
*,2	Value Partners Group Ltd.	5,122,434	947
	Theme International Holdings Ltd.	17,638,347	897
	Truly International Holdings Ltd.	5,557,000	859
	SmarTone Telecommunications Holdings Ltd.	1,623,230	849
[2]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	771,000	824
	Giordano International Ltd.	4,111,735	814
	Sunlight REIT	3,328,072	795
	Chow Sang Sang Holdings International Ltd.	873,565	740
	Prosperity REIT	4,094,000	647
*,1	Fosun Tourism Group	676,000	644
	Texhong International Group Ltd.	1,099,500	561
	LK Technology Holdings Ltd.	1,404,475	503
	Singamas Container Holdings Ltd.	5,413,960	495
	Far East Consortium International Ltd.	4,226,043	478
*	Television Broadcasts Ltd.	1,099,600	450
	CITIC Resources Holdings Ltd.	9,572,000	424
	Asia Cement China Holdings Corp.	1,403,500	420
	Hutchison Telecommunications Hong Kong Holdings Ltd.	3,286,000	392
	Sa Sa International Holdings Ltd.	4,586,000	389
*	Shun Tak Holdings Ltd.	4,912,000	386
*	C-Mer Medical Holdings Ltd.	1,474,000	367
*,1	IMAX China Holding Inc.	369,766	353
*	Powerlong Real Estate Holdings Ltd.	5,301,000	313
*	Hong Kong Technology Venture Co. Ltd.	1,625,266	271
*	Envision Greenwise Holdings Ltd.	116,584	106
*	OCI International Holdings Ltd.	2,368,268	88
*	Apollo Future Mobility Group Ltd.	371,999	26
*	Renze Harvest International Ltd.	584,912	8
*,3	Convoy Inc.	26,130,000	—
			63,240
Iceland (0.0%)
	Sjova-Almennar Tryggingar HF	2,906,809	1,068
	Vatryggingafelag Islands HF	5,982,665	862
	Siminn HF	8,440,404	827
*	Icelandair Group HF	65,540,858	645
	Olgerdin Egill Skallagrims HF	4,566,031	599
*	Kaldalon Hf.	679,229	124
			4,125
India (8.1%)
	BSE Ltd.	231,451	14,094
	Fortis Healthcare Ltd.	1,698,815	12,507
	360 One Wam Ltd.	805,840	9,347
	Blue Star Ltd.	438,273	9,161
	Crompton Greaves Consumer Electricals Ltd.	2,225,380	8,795
	JK Cement Ltd.	144,224	8,029
	National Aluminium Co. Ltd.	3,114,828	7,228
	Radico Khaitan Ltd.	277,761	6,973
*	Delhivery Ltd.	1,832,856	6,767
*	Five-Star Business Finance Ltd.	744,388	6,762
	Computer Age Management Services Ltd.	158,077	6,540
	Nexus Select Trust	3,993,117	6,391
	Apollo Tyres Ltd.	1,261,439	6,337
	Tata Chemicals Ltd.	551,759	6,262
	Brigade Enterprises Ltd.	451,620	6,073
*,1	Krishna Institute of Medical Sciences Ltd.	841,862	5,904

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Cholamandalam Financial Holdings Ltd.	333,185	5,827
	Navin Fluorine International Ltd.	118,554	5,668
	Multi Commodity Exchange of India Ltd.	85,920	5,659
	Amara Raja Energy & Mobility Ltd.	462,896	5,504
[1]	Aster DM Healthcare Ltd.	963,819	5,452
	Angel One Ltd.	198,943	5,360
	Central Depository Services India Ltd.	351,844	5,292
	Carborundum Universal Ltd.	383,678	5,244
*	Kaynes Technology India Ltd.	93,032	5,125
*	Aditya Birla Fashion & Retail Ltd.	1,626,394	5,121
	Apar Industries Ltd.	59,208	5,113
*	Amber Enterprises India Ltd.	67,400	5,036
	Concord Biotech Ltd.	201,572	5,000
	Piramal Pharma Ltd.	1,852,006	4,961
	Cyient Ltd.	291,219	4,870
	Redington Ltd.	2,017,563	4,792
	JB Chemicals & Pharmaceuticals Ltd.	232,581	4,727
	Elgi Equipments Ltd.	747,462	4,654
	Himadri Speciality Chemical Ltd.	818,997	4,651
	Ramco Cements Ltd.	438,155	4,626
	Zensar Technologies Ltd.	462,676	4,626
*	IIFL Finance Ltd.	1,125,398	4,612
	Neuland Laboratories Ltd.	28,160	4,573
	Ajanta Pharma Ltd.	144,883	4,494
*	Inox Wind Ltd.	2,319,969	4,475
*	Reliance Power Ltd.	9,690,353	4,465
*	Global Health Ltd.	372,322	4,457
	Aditya Birla Real Estate Ltd.	179,471	4,451
	Sundram Fasteners Ltd.	368,672	4,436
*,1	PNB Housing Finance Ltd. (XNSE)	437,721	4,419
	KEC International Ltd.	452,241	4,373
	Manappuram Finance Ltd.	1,882,299	4,239
*	Suven Pharmaceuticals Ltd.	348,492	4,232
	NCC Ltd.	1,436,525	4,158
*	Wockhardt Ltd.	254,692	4,146
	Atul Ltd.	56,547	4,096
	Natco Pharma Ltd.	300,634	4,062
	Kalpataru Projects International Ltd.	330,239	4,022
	Sonata Software Ltd.	657,665	4,005
	Sammaan Capital Ltd.	2,477,880	4,004
	Firstsource Solutions Ltd.	1,038,998	3,996
	Great Eastern Shipping Co. Ltd.	350,459	3,967
	Narayana Hrudayalaya Ltd.	248,329	3,966
	Gujarat State Petronet Ltd.	982,249	3,906
	Welspun Corp. Ltd.	453,240	3,868
	SKF India Ltd.	80,994	3,770
	Motherson Sumi Wiring India Ltd.	5,813,800	3,754
	Aegis Logistics Ltd.	465,338	3,751
	NBCC India Ltd.	3,275,191	3,747
	Karur Vysya Bank Ltd.	1,356,596	3,717
	PG Electroplast Ltd.	413,502	3,711
	LMW Ltd.	20,155	3,635
	Triveni Turbine Ltd.	470,602	3,619
	CRISIL Ltd.	57,642	3,615
	Timken India Ltd.	109,445	3,602
	CESC Ltd.	2,184,675	3,590
	Grindwell Norton Ltd.	160,319	3,564
	Praj Industries Ltd.	489,061	3,548
	Poly Medicure Ltd.	130,742	3,512
*	Affle India Ltd.	193,845	3,357
	UTI Asset Management Co. Ltd.	280,318	3,356
	Birlasoft Ltd.	535,115	3,286
	Kajaria Ceramics Ltd.	287,878	3,285
*	Reliance Infrastructure Ltd.	1,139,036	3,280
*	Aavas Financiers Ltd.	165,442	3,260
*,1	Lemon Tree Hotels Ltd.	2,071,919	3,240
*	Equinox India Developments Ltd.	1,913,424	3,201
	Ratnamani Metals & Tubes Ltd.	96,870	3,191
	HFCL Ltd.	2,822,291	3,177
	Anant Raj Ltd.	461,428	3,167

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
[1]	Mindspace Business Parks REIT	730,615	3,153
	Chambal Fertilisers & Chemicals Ltd.	541,368	3,136
*	EID Parry India Ltd.	332,256	3,132
	Tata Investment Corp. Ltd.	45,144	3,130
	Swan Energy Ltd.	494,439	3,129
	Mahanagar Gas Ltd.	195,303	3,099
*	Jaiprakash Power Ventures Ltd.	16,483,337	3,095
	Titagarh Rail System Ltd.	264,887	3,094
*	PVR Inox Ltd.	245,516	3,079
	Kirloskar Oil Engines Ltd.	295,069	3,068
	Jubilant Pharmova Ltd.	271,595	3,043
	Finolex Cables Ltd.	262,512	3,027
[1]	Indian Energy Exchange Ltd.	1,505,136	3,019
	Intellect Design Arena Ltd.	323,389	3,014
	EIH Ltd.	705,087	3,006
	Zen Technologies Ltd.	150,094	2,999
	KPR Mill Ltd.	278,703	2,986
[1]	IndiaMart InterMesh Ltd.	125,030	2,974
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	226,021	2,952
	Edelweiss Financial Services Ltd.	2,342,039	2,944
*,1	Eris Lifesciences Ltd.	207,724	2,940
	Asahi India Glass Ltd.	377,303	2,937
	Kfin Technologies Ltd.	234,469	2,937
	Granules India Ltd.	455,846	2,922
*	PTC Industries Ltd.	17,709	2,900
	BEML Ltd.	65,601	2,897
*	Devyani International Ltd.	1,472,240	2,850
	Gillette India Ltd.	28,059	2,785
	HBL Engineering Ltd.	399,085	2,735
	Ramkrishna Forgings Ltd.	300,971	2,716
*,1	Tejas Networks Ltd.	257,177	2,705
	Sobha Ltd. (XNSE)	176,728	2,694
	ZF Commercial Vehicle Control Systems India Ltd.	21,180	2,692
	Rainbow Children's Medicare Ltd.	159,544	2,622
	CMS Info Systems Ltd.	525,871	2,619
	Nuvama Wealth Management Ltd.	40,215	2,592
	Newgen Software Technologies Ltd.	211,746	2,549
	LT Foods Ltd.	567,905	2,548
	Nava Ltd.	501,252	2,544
	City Union Bank Ltd.	1,261,507	2,520
	eClerx Services Ltd.	71,332	2,508
	Sumitomo Chemical India Ltd.	423,716	2,497
	JBM Auto Ltd.	270,154	2,489
	BASF India Ltd.	46,741	2,485
	Ceat Ltd.	74,824	2,463
	Anand Rathi Wealth Ltd.	57,885	2,439
	Can Fin Homes Ltd.	316,732	2,431
[1]	PowerGrid Infrastructure Investment Trust	2,566,129	2,419
	Marksans Pharma Ltd.	871,508	2,415
	Finolex Industries Ltd.	1,013,674	2,393
*	VA Tech Wabag Ltd.	151,293	2,386
	Data Patterns India Ltd.	93,974	2,381
	Jupiter Life Line Hospitals Ltd.	126,023	2,361
*	Gokaldas Exports Ltd.	215,015	2,343
*	Go Digit General Insurance Ltd.	683,173	2,343
	Jindal Saw Ltd.	813,218	2,341
	Balrampur Chini Mills Ltd.	415,643	2,330
	Hindustan Copper Ltd.	843,772	2,313
	V-Guard Industries Ltd.	543,746	2,283
	Aptus Value Housing Finance India Ltd.	652,839	2,277
	Olectra Greentech Ltd.	135,033	2,272
	Safari Industries India Ltd.	81,670	2,264
	DCM Shriram Ltd.	167,723	2,257
	CreditAccess Grameen Ltd.	179,741	2,236
	Godfrey Phillips India Ltd.	43,039	2,235
*	Nazara Technologies Ltd.	206,129	2,229
	Genus Power Infrastructures Ltd.	594,385	2,218
	GHCL Ltd.	262,146	2,206
	AstraZeneca Pharma India Ltd.	26,428	2,203
*	Sapphire Foods India Ltd.	653,251	2,178

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
[1]	IRCON International Ltd.	856,547	2,176
[1]	Quess Corp. Ltd.	316,376	2,167
[1]	Sansera Engineering Ltd.	148,480	2,157
	CIE Automotive India Ltd.	403,431	2,155
[1]	ICICI Securities Ltd.	224,813	2,145
	Jyothy Labs Ltd.	466,776	2,139
	Techno Electric & Engineering Co. Ltd.	172,147	2,129
*	Chalet Hotels Ltd.	239,747	2,128
	Usha Martin Ltd.	541,010	2,126
	Jubilant Ingrevia Ltd.	264,461	2,120
	IIFL Capital Services Ltd.	724,297	2,108
	Shyam Metalics & Energy Ltd.	234,417	2,057
	Voltamp Transformers Ltd.	21,378	2,055
	Sanofi India Ltd.	32,128	2,046
	Raymond Ltd.	117,438	2,041
*	Medplus Health Services Ltd.	242,630	2,023
	Jupiter Wagons Ltd.	434,818	1,996
	Craftsman Automation Ltd.	41,481	1,995
*	SignatureGlobal India Ltd.	143,638	1,995
	JK Lakshmi Cement Ltd.	215,016	1,991
	Action Construction Equipment Ltd.	134,451	1,990
	BLS International Services Ltd.	395,151	1,979
	Century Plyboards India Ltd.	212,391	1,967
	Bombay Burmah Trading Co.	80,419	1,960
	Clean Science & Technology Ltd.	117,335	1,942
*	NMDC Steel Ltd.	3,989,752	1,933
*	Sanofi Consumer Healthcare India Ltd.	35,491	1,920
	Vardhman Textiles Ltd.	364,565	1,917
	Aditya Birla Sun Life Asset Management Co. Ltd.	243,544	1,915
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	299,760	1,912
	Arvind Ltd.	488,082	1,896
	TVS Holdings Ltd.	17,508	1,887
	Elecon Engineering Co. Ltd.	306,474	1,878
*	Westlife Foodworld Ltd.	224,041	1,873
	Engineers India Ltd.	953,896	1,873
*	Onesource Speciality Pharma Ltd.	102,449	1,871
	Gujarat State Fertilizers & Chemicals Ltd.	792,127	1,867
	Garden Reach Shipbuilders & Engineers Ltd.	100,209	1,864
*	Honasa Consumer Ltd.	727,292	1,842
	CCL Products India Ltd.	255,700	1,832
*,1	Metropolis Healthcare Ltd.	87,990	1,819
[1]	Home First Finance Co. India Ltd.	158,615	1,817
	JM Financial Ltd.	1,429,937	1,807
	PTC India Ltd.	1,074,591	1,778
	Vinati Organics Ltd.	92,150	1,776
	ION Exchange India Ltd.	264,100	1,769
	Kirloskar Pneumatic Co. Ltd.	134,907	1,760
	Happiest Minds Technologies Ltd.	221,531	1,754
	RR Kabel Ltd.	124,335	1,752
	Godawari Power & Ispat Ltd.	845,735	1,749
	Mrs Bectors Food Specialities Ltd.	103,012	1,748
*	Hindustan Construction Co. Ltd.	4,716,295	1,734
	Mastek Ltd.	58,117	1,733
	Sudarshan Chemical Industries Ltd.	150,494	1,731
	Minda Corp. Ltd.	262,729	1,723
	Gujarat Pipavav Port Ltd.	981,209	1,711
	Akzo Nobel India Ltd.	39,036	1,705
	Alembic Pharmaceuticals Ltd.	159,951	1,694
*	Jai Balaji Industries Ltd.	1,092,355	1,694
	Bikaji Foods International Ltd.	210,332	1,672
	AurionPro Solutions Ltd.	96,988	1,666
	ITD Cementation India Ltd.	267,582	1,661
	Electrosteel Castings Ltd.	1,114,455	1,641
	Strides Pharma Science Ltd.	204,898	1,620
	Procter & Gamble Health Ltd.	26,071	1,619
*	Schneider Electric Infrastructure Ltd.	204,008	1,604
*	Raymond Lifestyle Ltd.	93,950	1,600
	KNR Constructions Ltd.	465,848	1,589
	NIIT Learning Systems Ltd.	292,155	1,588
	Blue Dart Express Ltd.	20,913	1,585

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Texmaco Rail & Engineering Ltd.	701,153	1,581
	JK Tyre & Industries Ltd.	429,878	1,569
*	India Cements Ltd.	510,202	1,551
*	Rategain Travel Technologies Ltd.	190,854	1,533
	Arvind Fashions Ltd.	275,542	1,529
	KSB Ltd.	188,760	1,526
	Trident Ltd.	4,242,560	1,514
*	Borosil Renewables Ltd.	248,404	1,507
	Vesuvius India Ltd.	30,358	1,499
[1]	Equitas Small Finance Bank Ltd.	1,954,466	1,495
	Cera Sanitaryware Ltd.	19,235	1,482
	Welspun India Ltd.	919,177	1,455
*	Sheela Foam Ltd.	137,079	1,447
	Zydus Wellness Ltd.	68,133	1,443
	Garware Technical Fibres Ltd.	152,050	1,438
*	IFCI Ltd.	2,223,765	1,435
	Avanti Feeds Ltd.	173,350	1,412
	Saregama India Ltd.	254,628	1,395
	Tanla Platforms Ltd.	219,392	1,393
[1]	KPI Green Energy Ltd.	330,208	1,390
	RITES Ltd.	462,726	1,388
	Railtel Corp. of India Ltd.	296,577	1,385
	Fine Organic Industries Ltd.	26,975	1,384
	PNC Infratech Ltd.	377,599	1,382
	Alkyl Amines Chemicals Ltd.	70,597	1,381
*	Nuvoco Vistas Corp. Ltd.	341,640	1,379
	Infibeam Avenues Ltd. (XNSE)	5,257,044	1,371
	Jammu & Kashmir Bank Ltd.	1,200,183	1,371
	Cello World Ltd.	181,980	1,368
	EPL Ltd.	520,320	1,366
*	Network18 Media & Investments Ltd.	2,250,717	1,363
*	Sterling & Wilson Renewable	357,511	1,359
	Karnataka Bank Ltd.	604,308	1,331
	Astra Microwave Products Ltd.	155,517	1,328
	Mahindra Lifespace Developers Ltd.	274,608	1,321
	GMM Pfaudler Ltd.	96,154	1,317
[1]	Godrej Agrovet Ltd.	154,853	1,303
*	TVS Supply Chain Solutions Ltd.	788,937	1,295
	Care Ratings Ltd.	90,646	1,293
	Graphite India Ltd.	236,034	1,291
	Tamilnad Mercantile Bank Ltd.	255,471	1,289
	Shipping Corp. of India Ltd.	574,387	1,288
	HEG Ltd.	281,695	1,280
[1]	Ujjivan Small Finance Bank Ltd.	3,052,938	1,260
	TTK Prestige Ltd.	147,712	1,258
	Bajaj Electricals Ltd.	154,578	1,250
	South Indian Bank Ltd.	4,183,518	1,244
	Archean Chemical Industries Ltd.	183,811	1,238
	Birla Corp. Ltd.	91,969	1,236
	Supreme Petrochem Ltd.	174,612	1,232
*	Dhani Services Ltd.	1,367,577	1,219
*	MTAR Technologies Ltd.	65,098	1,219
*	Chemplast Sanmar Ltd.	221,796	1,213
	Rhi Magnesita India Ltd.	221,487	1,206
	Syrma SGS Technology Ltd.	195,834	1,199
*	V-Mart Retail Ltd.	32,329	1,194
*	G R Infraprojects Ltd.	80,515	1,185
	Capri Global Capital Ltd.	577,749	1,184
	Orient Electric Ltd.	464,722	1,175
*	RattanIndia Power Ltd.	9,173,331	1,172
	Route Mobile Ltd.	84,323	1,162
[1]	IRB InvIT Fund	1,749,489	1,161
	Suprajit Engineering Ltd.	246,774	1,156
*	Restaurant Brands Asia Ltd.	1,361,577	1,138
	Rain Industries Ltd.	681,445	1,135
*	Shree Renuka Sugars Ltd.	2,608,783	1,133
*	Sterlite Technologies Ltd.	906,302	1,132
	JK Paper Ltd.	263,487	1,115
	Polyplex Corp. Ltd.	81,755	1,067
	Gateway Distriparks Ltd.	1,195,682	1,047

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Chennai Petroleum Corp. Ltd.	166,760	1,038
*	TeamLease Services Ltd.	36,620	1,030
	Balaji Amines Ltd.	51,807	1,026
	VIP Industries Ltd.	239,182	1,024
	Maharashtra Seamless Ltd.	142,687	1,018
	NOCIL Ltd.	375,374	1,006
	Thomas Cook India Ltd.	537,615	960
	Rallis India Ltd.	345,033	955
*	Alok Industries Ltd.	4,328,577	931
	Paisalo Digital Ltd.	1,848,789	921
	Galaxy Surfactants Ltd.	32,655	899
	KRBL Ltd.	280,415	891
*	Campus Activewear Ltd.	270,741	848
	Symphony Ltd.	55,258	792
[1]	Dilip Buildcon Ltd.	145,614	728
*,3	Brightcom Group Ltd.	5,956,305	705
	DCB Bank Ltd.	501,813	689
	Kaveri Seed Co. Ltd.	63,566	662
	Bajaj Consumer Care Ltd.	300,198	655
	Vakrangee Ltd.	2,270,405	623
*	Just Dial Ltd.	60,518	621
	Vaibhav Global Ltd.	185,125	582
	Allcargo Logistics Ltd.	1,096,260	532
	Pfizer Ltd.	9,347	488
	NIIT Ltd.	281,096	482
*	Sun Pharma Advanced Research Co. Ltd.	179,581	330
	Transformers & Rectifiers India Ltd.	22,340	228
*	GMR Power & Urban Infra Ltd.	125,599	153
	Sarda Energy & Minerals Ltd.	27,113	148
*	Shilpa Medicare Ltd.	14,622	119
	Orient Cement Ltd.	26,493	104
	Anup Engineering Ltd.	2,454	80
*	Websol Energy System Ltd.	3,366	52
*	Max Estates Ltd.	8,037	49
	Garware Hi-Tech Films Ltd.	681	28
*,3	Chennai Super Kings Cricket Ltd.	176,674	—
			853,533
Indonesia (0.6%)
*	Bumi Resources Minerals Tbk PT	345,357,276	8,080
*	Bumi Resources Tbk PT	416,899,200	3,010
	Japfa Comfeed Indonesia Tbk PT	24,492,900	2,992
	Siloam International Hospitals Tbk PT	15,581,445	2,913
	Mitra Keluarga Karyasehat Tbk PT	19,396,200	2,878
	Aneka Tambang Tbk	28,955,919	2,460
*	Bank Jago Tbk PT	17,822,100	2,451
	Indo Tambangraya Megah Tbk PT	1,392,100	2,211
	Mitra Adiperkasa Tbk PT	24,923,900	1,963
	AKR Corporindo Tbk PT	28,004,615	1,904
	Pakuwon Jati Tbk PT	78,318,134	1,892
	Cisarua Mountain Dairy Tbk PT	6,262,190	1,885
	Ciputra Development Tbk PT	30,405,355	1,831
	Map Aktif Adiperkasa PT	29,819,800	1,792
	ESSA Industries Indonesia Tbk PT	33,262,100	1,731
*	Bank Pan Indonesia Tbk PT	13,413,300	1,508
	Medco Energi Internasional Tbk PT	22,856,388	1,506
*	Bukalapak.com PT Tbk	208,170,300	1,500
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,119,600	1,465
*	Panin Financial Tbk PT	55,754,900	1,441
	BFI Finance Indonesia Tbk PT	25,716,100	1,387
*	Adaro Minerals Indonesia Tbk PT	22,271,579	1,373
	Summarecon Agung Tbk PT	43,854,047	1,240
	Aspirasi Hidup Indonesia Tbk PT	24,321,900	1,138
	Bank Tabungan Negara Persero Tbk PT	16,796,650	1,073
*,3	Waskita Karya Persero Tbk PT	70,850,081	878
	Matahari Department Store Tbk PT	7,234,600	707
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	19,584,600	691
	Surya Citra Media Tbk PT	60,577,800	671
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	10,236,729	652
*	Timah Tbk PT	9,609,420	591

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*	Lippo Karawaci Tbk PT	101,371,477	565
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,641,099	556
	Bank BTPN Syariah Tbk PT	8,910,000	505
	Astra Agro Lestari Tbk PT	1,115,800	402
*	Bank Neo Commerce Tbk PT	27,954,372	360
*	Media Nusantara Citra Tbk PT	20,513,900	352
*	Global Mediacom Tbk PT	27,752,606	310
	MD Entertainment Tbk PT	503,952	123
			60,987
Ireland (0.0%)
	Dalata Hotel Group plc	680,808	3,331
Israel (1.2%)
	Shufersal Ltd.	701,214	7,266
	Clal Insurance Enterprises Holdings Ltd.	235,022	6,149
	Paz Retail & Energy Ltd.	36,765	5,301
	Alony Hetz Properties & Investments Ltd.	568,001	5,120
	Electra Ltd.	7,110	3,994
*	Shikun & Binui Ltd.	1,126,871	3,731
	Menora Mivtachim Holdings Ltd.	79,205	3,681
	Tel Aviv Stock Exchange Ltd.	323,282	3,665
*	Bet Shemesh Engines Holdings 1997 Ltd.	30,926	3,605
*	OPC Energy Ltd.	411,642	3,534
	Reit 1 Ltd.	663,982	3,533
	FIBI Holdings Ltd.	61,695	3,487
*	Equital Ltd.	86,551	3,481
	Hilan Ltd.	54,465	3,415
*	Partner Communications Co. Ltd.	472,473	3,299
	Isracard Ltd.	672,118	3,095
	Formula Systems 1985 Ltd.	33,053	3,040
	Next Vision Stabilized Systems Ltd.	161,837	3,006
	Sapiens International Corp. NV	108,358	2,921
	YH Dimri Construction & Development Ltd.	28,899	2,864
	Migdal Insurance & Financial Holdings Ltd.	1,372,740	2,822
	One Software Technologies Ltd.	154,668	2,811
	Mega Or Holdings Ltd.	79,359	2,594
	Matrix IT Ltd.	105,181	2,588
	Oil Refineries Ltd.	8,255,517	2,438
*	Cellcom Israel Ltd.	369,596	2,430
*	Ashtrom Group Ltd.	134,886	2,326
	Fox Wizel Ltd.	27,569	2,280
	Summit Real Estate Holdings Ltd.	140,615	2,275
	Kenon Holdings Ltd.	74,097	2,268
	Israel Canada T.R Ltd.	510,805	2,244
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	28,532	2,136
	Delta Galil Ltd.	35,292	2,002
	Danel Adir Yeoshua Ltd.	17,221	1,999
	Sella Capital Real Estate Ltd.	709,184	1,863
*	OY Nofar Energy Ltd.	71,934	1,768
*	Delek Automotive Systems Ltd.	166,768	1,456
*	Perion Network Ltd.	162,855	1,436
*	Priortech Ltd.	27,689	1,393
	Elco Ltd.	30,556	1,370
	G City Ltd.	312,474	1,171
	IDI Insurance Co. Ltd.	24,310	1,011
	AudioCodes Ltd.	86,437	886
*	AFI Properties Ltd.	16,434	818
*	Kamada Ltd.	107,629	732
	Aura Investments Ltd.	30,670	201
			125,505
Italy (1.8%)
[2]	Banca Monte dei Paschi di Siena SpA	3,427,996	21,964
	Banca Popolare di Sondrio SpA	1,258,477	11,620
*	Saipem SpA	4,541,585	11,082
	Azimut Holding SpA	378,745	9,903
	Banca Generali SpA	189,240	9,476
	De' Longhi SpA	243,046	8,545
	Iveco Group NV	682,153	8,303
	Lottomatica Group SpA	504,079	7,714

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Maire SpA	542,595	5,343
[1]	BFF Bank SpA	617,744	5,297
[1]	Technogym SpA	449,556	5,229
	SOL SpA	124,751	5,065
	Webuild SpA (MTAA)	1,653,389	5,035
[1]	Anima Holding SpA	726,910	4,988
	Brembo NV	507,823	4,944
	Iren SpA	2,260,121	4,891
	ERG SpA	190,350	3,858
	MFE-MediaForEurope NV Class A	1,149,497	3,738
[1]	Carel Industries SpA	183,165	3,652
*	Technoprobe SpA	562,394	3,542
[1]	Enav SpA	888,300	3,178
	ACEA SpA	148,563	2,842
	Credito Emiliano SpA	231,147	2,714
	Intercos SpA	173,669	2,573
	Tamburi Investment Partners SpA	267,855	2,352
*	Fincantieri SpA	295,776	2,299
	Moltiply Group SpA	55,802	2,241
	Sanlorenzo SpA	56,334	2,079
	Cementir Holding NV	162,453	1,973
	Banca IFIS SpA	88,513	1,942
[1]	RAI Way SpA	325,077	1,934
[2]	Salvatore Ferragamo SpA	234,802	1,870
	Sesa SpA	25,226	1,780
	Italmobiliare SpA	51,223	1,427
[2]	Piaggio & C SpA	579,464	1,294
*,1	GVS SpA	240,698	1,221
	Ariston Holding NV	338,678	1,210
*,2	Juventus Football Club SpA	467,029	1,192
	Zignago Vetro SpA	102,397	1,113
	MARR SpA	102,019	1,064
	Danieli & C Officine Meccaniche SpA (MTAA)	35,181	918
	El.En. SpA	76,714	865
	Arnoldo Mondadori Editore SpA	378,758	864
	Tinexta SpA	64,283	539
[2]	Alerion Cleanpower SpA	25,220	399
	Rizzoli Corriere Della Sera Mediagroup SpA	311,758	293
	MFE-MediaForEurope NV Class B	27,135	120
			186,485
Japan (13.4%)
	Fujitec Co. Ltd.	260,084	9,900
	Furukawa Electric Co. Ltd.	213,000	9,740
	Tomy Co. Ltd.	306,917	9,458
	77 Bank Ltd.	247,100	7,581
	Topcon Corp.	360,800	6,754
	Nishi-Nippon Financial Holdings Inc.	485,500	6,662
	ADEKA Corp.	349,755	6,518
	Nichias Corp.	191,769	6,277
	Daiwabo Holdings Co. Ltd.	301,980	5,877
	JVCKenwood Corp.	505,940	5,863
[2]	Nikkon Holdings Co. Ltd.	402,296	5,854
	Makino Milling Machine Co. Ltd.	77,080	5,758
	Daishi Hokuetsu Financial Group Inc.	291,600	5,635
	Toho Holdings Co. Ltd.	194,118	5,367
	Nissui Corp.	969,922	5,344
	Hokuhoku Financial Group Inc.	390,400	5,310
	Round One Corp.	628,300	5,303
	DeNA Co. Ltd.	301,200	5,288
	Nippon Gas Co. Ltd.	371,300	5,207
	Wacoal Holdings Corp.	146,200	5,102
	NSD Co. Ltd.	239,968	5,067
	H2O Retailing Corp.	333,600	4,970
	Kanematsu Corp.	294,900	4,934
	SWCC Corp.	96,800	4,720
	MEITEC Group Holdings Inc.	235,938	4,581
	Fuji Corp.	299,088	4,516
	San-In Godo Bank Ltd.	524,400	4,482
	Citizen Watch Co. Ltd.	732,400	4,438

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
[2]	Comforia Residential REIT Inc.	2,534	4,432
[2]	Hokuetsu Corp.	470,321	4,427
	Inaba Denki Sangyo Co. Ltd.	185,500	4,418
	Mirait One Corp.	292,171	4,339
	Toei Co. Ltd.	116,745	4,281
	NTT UD REIT Investment Corp.	5,008	4,264
	Anritsu Corp.	462,900	4,254
[2]	Yoshinoya Holdings Co. Ltd.	223,820	4,244
*	Sansan Inc.	270,300	4,219
	Shiga Bank Ltd.	140,900	4,187
	Tokuyama Corp.	251,600	4,176
	Takeuchi Manufacturing Co. Ltd.	118,000	4,130
	Hulic REIT Inc.	4,476	4,088
	Kanadevia Corp.	587,110	4,041
	Hanwa Co. Ltd.	129,183	3,991
	Mitsubishi Estate Logistics REIT Investment Corp.	1,741	3,991
	Nakanishi Inc.	241,600	3,985
	Japan Elevator Service Holdings Co. Ltd.	205,700	3,982
*	Visional Inc.	79,846	3,961
	Meiko Electronics Co. Ltd.	67,857	3,941
	Hazama Ando Corp.	524,579	3,923
[2]	Colowide Co. Ltd.	355,900	3,915
	Osaka Soda Co. Ltd.	364,500	3,914
	DCM Holdings Co. Ltd.	425,288	3,882
	Nojima Corp.	257,500	3,870
	Senko Group Holdings Co. Ltd.	383,900	3,849
	Tsubakimoto Chain Co.	312,292	3,837
	Suruga Bank Ltd.	492,500	3,828
	Sinfonia Technology Co. Ltd.	84,700	3,794
	Seiko Group Corp.	109,758	3,756
	Mitsui-Soko Holdings Co. Ltd.	75,752	3,751
	Sangetsu Corp.	196,820	3,658
[2]	Sun Corp.	59,512	3,608
	Pigeon Corp.	379,600	3,597
	Monex Group Inc.	613,287	3,584
	Mizuno Corp.	63,956	3,572
	Meidensha Corp.	139,487	3,565
	Mori Trust REIT Inc.	8,667	3,535
	Juroku Financial Group Inc.	117,700	3,534
	Pilot Corp.	124,500	3,531
	Japan Petroleum Exploration Co. Ltd.	497,700	3,529
	DTS Corp.	129,142	3,522
	Inabata & Co. Ltd.	166,200	3,437
	CKD Corp.	209,400	3,407
	Yodogawa Steel Works Ltd.	93,533	3,387
	Japan Securities Finance Co. Ltd.	274,841	3,384
	Duskin Co. Ltd.	140,860	3,374
[2]	Kyoritsu Maintenance Co. Ltd.	170,300	3,370
	Hyakugo Bank Ltd.	765,800	3,357
	Nitto Boseki Co. Ltd.	91,311	3,356
[2]	Tokyu REIT Inc.	3,189	3,337
	Daiseki Co. Ltd.	139,544	3,336
	Hokuriku Electric Power Co.	596,900	3,319
	Japan Excellent Inc.	4,095	3,309
	UACJ Corp.	96,285	3,308
	Mitsui E&S Co. Ltd.	325,500	3,298
	GungHo Online Entertainment Inc.	156,900	3,290
	Financial Partners Group Co. Ltd.	200,500	3,280
	North Pacific Bank Ltd.	969,500	3,277
	Mizuho Leasing Co. Ltd.	495,805	3,245
	Okamura Corp.	252,547	3,229
	Max Co. Ltd.	126,300	3,225
	Modec Inc.	155,488	3,196
	EDION Corp.	270,175	3,190
	Hokkaido Electric Power Co. Inc.	626,100	3,187
[2]	Towa Corp.	241,395	3,183
	Daiichikosho Co. Ltd.	271,966	3,166
	Daihen Corp.	69,351	3,163
	Nishimatsu Construction Co. Ltd.	97,062	3,154
	Tamron Co. Ltd.	107,600	3,148

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Okumura Corp.	124,652	3,136
	SKY Perfect JSAT Holdings Inc.	523,300	3,135
	Nippon Soda Co. Ltd.	168,850	3,133
	PAL GROUP Holdings Co. Ltd.	141,700	3,126
	Lintec Corp.	167,000	3,123
	ARE Holdings Inc.	251,000	3,104
	Taiyo Holdings Co. Ltd.	115,200	3,099
	Sanki Engineering Co. Ltd.	153,867	3,098
	Toagosei Co. Ltd.	333,892	3,096
[2]	Create Restaurants Holdings Inc.	354,940	3,096
	Simplex Holdings Inc.	164,800	3,079
	Kaken Pharmaceutical Co. Ltd.	113,300	3,077
	Paramount Bed Holdings Co. Ltd.	170,100	3,072
	Kissei Pharmaceutical Co. Ltd.	119,700	3,048
	NIPPON REIT Investment Corp.	5,768	3,026
	Seria Co. Ltd.	175,993	3,021
	Aichi Financial Group Inc.	174,334	3,021
	Ain Holdings Inc.	100,100	3,020
	Taikisha Ltd.	100,188	3,016
	Kiyo Bank Ltd.	201,710	3,002
	Musashi Seimitsu Industry Co. Ltd.	152,130	2,987
	Tadano Ltd.	400,200	2,966
	Appier Group Inc.	286,000	2,957
	Heiwa Real Estate REIT Inc.	3,570	2,948
	Fujimi Inc.	208,941	2,940
	Kureha Corp.	162,906	2,924
	Sumitomo Warehouse Co. Ltd.	167,255	2,914
	H.U. Group Holdings Inc.	177,500	2,907
	Arcs Co. Ltd.	165,500	2,876
	Mitsubishi Logisnext Co. Ltd.	224,000	2,869
	Kumagai Gumi Co. Ltd.	115,880	2,867
	Leopalace21 Corp.	797,200	2,836
[2]	Shochiku Co. Ltd.	35,700	2,816
	Micronics Japan Co. Ltd.	115,300	2,792
	Exedy Corp.	90,200	2,790
	Okasan Securities Group Inc.	673,800	2,785
	Hoshino Resorts REIT Inc.	2,082	2,778
	Seiren Co. Ltd.	160,700	2,775
	Ferrotec Holdings Corp.	166,353	2,756
	Takuma Co. Ltd.	252,500	2,733
	Tokyo Kiraboshi Financial Group Inc.	88,066	2,723
	Digital Garage Inc.	105,700	2,713
	Senshu Ikeda Holdings Inc.	958,300	2,710
[2]	Star Asia Investment Corp.	8,114	2,703
	Glory Ltd.	157,800	2,682
	Heiwa Real Estate Co. Ltd.	92,042	2,680
	Nisshinbo Holdings Inc.	467,200	2,673
*	Sanken Electric Co. Ltd.	67,900	2,667
	Fukuoka REIT Corp.	2,810	2,662
	Monogatari Corp.	123,320	2,659
	Saizeriya Co. Ltd.	88,521	2,647
	Tokyo Steel Manufacturing Co. Ltd.	260,500	2,623
	Tokai Tokyo Financial Holdings Inc.	797,300	2,602
	Nihon Parkerizing Co. Ltd.	318,961	2,601
	JAFCO Group Co. Ltd.	176,600	2,581
	TOKAI Holdings Corp.	422,600	2,572
	Nisshin Oillio Group Ltd.	78,952	2,533
	KYB Corp.	133,900	2,530
	Nanto Bank Ltd.	110,500	2,509
	NTN Corp.	1,560,000	2,499
	Hokkoku Financial Holdings Inc.	71,551	2,493
	C Uyemura & Co. Ltd.	37,600	2,492
	Megmilk Snow Brand Co. Ltd.	143,900	2,466
	Sumitomo Osaka Cement Co. Ltd.	115,500	2,463
[2]	Sakura Internet Inc.	80,700	2,445
	Mixi Inc.	117,800	2,443
	Bunka Shutter Co. Ltd.	202,800	2,439
	SMS Co. Ltd.	226,500	2,425
	Global One Real Estate Investment Corp.	3,552	2,410
	Sakata Seed Corp.	101,156	2,389

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Nishimatsuya Chain Co. Ltd.	159,300	2,387
	Hosiden Corp.	175,567	2,380
	Japan Material Co. Ltd.	211,900	2,366
	Shoei Co. Ltd.	170,300	2,362
	Riken Keiki Co. Ltd.	117,900	2,361
	Nippn Corp.	168,429	2,356
	Katitas Co. Ltd.	168,500	2,356
	Toyo Ink SC Holdings Co. Ltd.	118,154	2,351
	Kato Sangyo Co. Ltd.	83,000	2,344
	Tokai Rika Co. Ltd.	159,500	2,343
	Namura Shipbuilding Co. Ltd.	182,400	2,342
	Open Up Group Inc.	192,292	2,336
	TKC Corp.	94,698	2,325
	Maruha Nichiro Corp.	120,400	2,321
	San-A Co. Ltd.	121,888	2,320
	Aiful Corp.	1,057,100	2,301
	Musashino Bank Ltd.	110,000	2,300
	FCC Co. Ltd.	114,843	2,293
	Royal Holdings Co. Ltd.	137,700	2,287
	Noritsu Koki Co. Ltd.	70,700	2,286
	Starts Corp. Inc.	91,815	2,281
	Fukuyama Transporting Co. Ltd.	95,000	2,250
	Toyo Construction Co. Ltd.	250,600	2,250
	Jaccs Co. Ltd.	90,900	2,235
	JINS Holdings Inc.	49,000	2,235
	Chugoku Marine Paints Ltd.	146,100	2,218
	Awa Bank Ltd.	121,400	2,209
*	Sumitomo Pharma Co. Ltd.	563,750	2,208
	Kaga Electronics Co. Ltd.	123,200	2,206
	Megachips Corp.	58,681	2,203
	Bank of Nagoya Ltd.	47,712	2,203
	Aoyama Trading Co. Ltd.	155,200	2,186
	Hyakujushi Bank Ltd.	93,200	2,176
	Joyful Honda Co. Ltd.	180,348	2,175
	Kitz Corp.	287,948	2,172
	Noritake Co. Ltd.	87,200	2,161
[2]	Anycolor Inc.	104,900	2,145
	Daiei Kankyo Co. Ltd.	117,400	2,142
	Nippon Light Metal Holdings Co. Ltd.	208,296	2,133
	Dai-Dan Co. Ltd.	89,500	2,122
	Fuji Seal International Inc.	137,400	2,113
	Kanamoto Co. Ltd.	105,000	2,113
	KOMEDA Holdings Co. Ltd.	117,600	2,092
	Tocalo Co. Ltd.	179,800	2,084
	Konoike Transport Co. Ltd.	102,400	2,084
	San-Ai Obbli Co. Ltd.	179,300	2,077
	Iino Kaiun Kaisha Ltd.	287,536	2,075
	Maruzen Showa Unyu Co. Ltd.	53,700	2,060
	Systena Corp.	897,800	2,053
	Raito Kogyo Co. Ltd.	145,100	2,048
	U-Next Holdings Co. Ltd.	169,800	2,034
	MOS Food Services Inc.	89,858	2,033
	TOMONY Holdings Inc.	698,200	2,027
	Premium Group Co. Ltd.	120,000	2,027
	CRE Logistics REIT Inc.	2,090	2,026
	Arata Corp.	99,218	2,022
	Funai Soken Holdings Inc.	129,550	2,010
[2]	Kasumigaseki Capital Co. Ltd.	21,000	2,009
	ARCLANDS Corp.	181,198	2,007
	Wacom Co. Ltd.	465,836	2,005
	Ohsho Food Service Corp.	107,622	2,004
	Token Corp.	24,986	1,999
	Adastria Co. Ltd.	93,400	1,996
	YAMABIKO Corp.	113,400	1,996
	Valor Holdings Co. Ltd.	141,800	1,993
	Ogaki Kyoritsu Bank Ltd.	144,074	1,990
	Okinawa Cellular Telephone Co.	72,337	1,986
	Eizo Corp.	139,412	1,980
	Ariake Japan Co. Ltd.	58,600	1,962
	Keiyo Bank Ltd.	372,600	1,955

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Autobacs Seven Co. Ltd.	203,700	1,953
	Mitsubishi Shokuhin Co. Ltd.	60,900	1,952
	Mitsubishi Pencil Co. Ltd.	136,400	1,950
	Komeri Co. Ltd.	99,500	1,948
	Totetsu Kogyo Co. Ltd.	94,200	1,948
	Sanyo Denki Co. Ltd.	32,100	1,941
*	Medley Inc.	74,100	1,938
	Hamakyorex Co. Ltd.	219,600	1,922
	Fuji Kyuko Co. Ltd.	128,600	1,918
	Integrated Design & Engineering Holdings Co. Ltd.	45,900	1,918
	Nippon Paper Industries Co. Ltd.	334,900	1,912
	Tri Chemical Laboratories Inc.	91,676	1,906
	Maeda Kosen Co. Ltd.	153,400	1,900
	Maxell Ltd.	147,100	1,895
	Mitsuboshi Belting Ltd.	74,400	1,884
	Shibaura Machine Co. Ltd.	81,100	1,868
	MCJ Co. Ltd.	212,900	1,866
	Ichigo Office REIT Investment Corp.	3,486	1,862
	Japan Aviation Electronics Industry Ltd.	102,500	1,856
	Mirai Corp.	6,895	1,843
	Kurabo Industries Ltd.	48,900	1,825
	Central Glass Co. Ltd.	85,813	1,815
	Yellow Hat Ltd.	102,800	1,813
	Morita Holdings Corp.	125,266	1,797
*,2	Remixpoint Inc.	401,402	1,784
	Fukuda Denshi Co. Ltd.	41,098	1,779
	Yamazen Corp.	205,100	1,766
	Hogy Medical Co. Ltd.	56,522	1,765
	Toshiba TEC Corp.	80,500	1,765
	Ichibanya Co. Ltd.	274,940	1,759
	Ai Holdings Corp.	137,400	1,759
	Takara Standard Co. Ltd.	162,499	1,756
	Toa Corp.	229,400	1,752
	Konishi Co. Ltd.	212,700	1,750
	Hankyu Hanshin REIT Inc.	2,121	1,750
	Oki Electric Industry Co. Ltd.	278,706	1,743
	Aichi Steel Corp.	39,002	1,741
	Takasago International Corp.	50,200	1,741
	Nichiha Corp.	93,100	1,740
*,2	Atom Corp.	409,857	1,733
	Chudenko Corp.	82,600	1,720
[2]	Nomura Micro Science Co. Ltd.	103,400	1,719
*	Nxera Pharma Co. Ltd.	276,500	1,716
	Trusco Nakayama Corp.	128,600	1,713
	Towa Pharmaceutical Co. Ltd.	88,182	1,707
	Okamoto Industries Inc.	49,900	1,706
	Yonex Co. Ltd.	126,800	1,706
	Topre Corp.	139,500	1,704
	JCU Corp.	73,300	1,702
	Earth Corp.	52,043	1,692
	Shinmaywa Industries Ltd.	193,468	1,685
	Mitsuuroko Group Holdings Co. Ltd.	144,600	1,682
	Dip Corp.	112,600	1,680
	Yokogawa Bridge Holdings Corp.	96,700	1,680
	Kohnan Shoji Co. Ltd.	72,100	1,676
	Zojirushi Corp.	152,500	1,654
	Heiwado Co. Ltd.	108,900	1,650
	Kyokuto Kaihatsu Kogyo Co. Ltd.	106,000	1,649
	Life Corp.	71,000	1,647
	Gunze Ltd.	48,307	1,640
	Ichigo Inc.	717,600	1,640
	Ricoh Leasing Co. Ltd.	49,606	1,639
	Wakita & Co. Ltd.	138,700	1,612
	Sakata INX Corp.	146,000	1,604
	Fujita Kanko Inc.	25,100	1,603
	Daiichi Jitsugyo Co. Ltd.	95,900	1,600
	KH Neochem Co. Ltd.	118,400	1,600
	Nishio Holdings Co. Ltd.	57,800	1,589
	Transcosmos Inc.	76,596	1,584
	Prima Meat Packers Ltd.	112,060	1,583

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
[2]	Tsuburaya Fields Holdings Inc.	132,074	1,582
	Shibaura Mechatronics Corp.	30,200	1,581
	Toyobo Co. Ltd.	249,800	1,579
	Daio Paper Corp.	283,700	1,572
[2]	Fuji Co. Ltd.	114,000	1,571
	Menicon Co. Ltd.	175,100	1,571
	ZERIA Pharmaceutical Co. Ltd.	109,140	1,570
	Hiday Hidaka Corp.	81,819	1,567
	Tosei Corp.	101,600	1,562
	Argo Graphics Inc.	49,200	1,559
[2]	TSI Holdings Co. Ltd.	195,300	1,558
	Onward Holdings Co. Ltd.	388,856	1,557
	Nagawa Co. Ltd.	37,200	1,554
	Tsurumi Manufacturing Co. Ltd.	71,500	1,551
	Shibuya Corp.	65,900	1,549
	Japan Wool Textile Co. Ltd.	180,889	1,548
	United Arrows Ltd.	91,167	1,546
	Aeon Delight Co. Ltd.	58,500	1,540
	Sumitomo Densetsu Co. Ltd.	48,000	1,539
	Lifedrink Co. Inc.	111,440	1,538
	SOSiLA Logistics REIT Inc.	2,155	1,535
	Itochu Enex Co. Ltd.	149,900	1,534
	Takara Leben Real Estate Investment Corp.	2,685	1,533
	Sumitomo Riko Co. Ltd.	130,900	1,524
	Kumiai Chemical Industry Co. Ltd.	311,450	1,522
	Riso Kagaku Corp.	168,168	1,521
	Nomura Co. Ltd.	256,900	1,513
	Happinet Corp.	50,300	1,512
	Mochida Pharmaceutical Co. Ltd.	69,600	1,510
	Doutor Nichires Holdings Co. Ltd.	99,237	1,509
	Zacros Corp.	58,800	1,508
	Create SD Holdings Co. Ltd.	82,618	1,506
	PILLAR Corp.	55,200	1,505
	Taihei Dengyo Kaisha Ltd.	48,500	1,504
	Sumitomo Mitsui Construction Co. Ltd.	559,446	1,501
	Cybozu Inc.	84,600	1,493
	United Super Markets Holdings Inc.	296,106	1,487
	Showa Sangyo Co. Ltd.	83,400	1,486
	Zuken Inc.	47,000	1,480
	Marusan Securities Co. Ltd.	225,955	1,477
	Hioki EE Corp.	29,600	1,474
	Pacific Industrial Co. Ltd.	150,500	1,474
	Yuasa Trading Co. Ltd.	51,900	1,474
	Star Micronics Co. Ltd.	116,798	1,468
	Oiles Corp.	93,208	1,465
	Nissha Co. Ltd.	139,960	1,462
	Future Corp.	124,300	1,454
	Japan Lifeline Co. Ltd.	158,300	1,451
	Itoki Corp.	139,400	1,449
	Raksul Inc.	166,600	1,449
	Nachi-Fujikoshi Corp.	67,851	1,448
	Nippon Densetsu Kogyo Co. Ltd.	109,903	1,447
	Infomart Corp.	690,200	1,440
	Toho Bank Ltd.	716,964	1,430
	Furukawa Co. Ltd.	112,298	1,427
	Shikoku Kasei Holdings Corp.	115,700	1,427
	Senshu Electric Co. Ltd.	43,982	1,426
	Tsugami Corp.	133,200	1,424
	Idec Corp.	86,500	1,422
	Eiken Chemical Co. Ltd.	103,200	1,418
	JBCC Holdings Inc.	45,500	1,408
[2]	HIS Co. Ltd.	142,700	1,405
	Prestige International Inc.	310,900	1,403
	Ryobi Ltd.	95,887	1,402
	WingArc1st Inc.	63,300	1,397
	Nichicon Corp.	197,583	1,394
	Nitto Kogyo Corp.	74,488	1,394
	Hibiya Engineering Ltd.	56,300	1,390
	Nissan Shatai Co. Ltd.	209,314	1,388
	Yamanashi Chuo Bank Ltd.	95,117	1,388

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	SIGMAXYZ Holdings Inc.	228,600	1,379
	TRE Holdings Corp.	137,000	1,378
	Sinanen Holdings Co. Ltd.	33,000	1,377
	Aisan Industry Co. Ltd.	112,000	1,376
	Nikkiso Co. Ltd.	210,361	1,374
	Torii Pharmaceutical Co. Ltd.	42,900	1,373
	Shin-Etsu Polymer Co. Ltd.	131,200	1,372
	IDOM Inc.	184,500	1,371
	Nohmi Bosai Ltd.	69,000	1,371
	Sinko Industries Ltd.	171,723	1,371
	T Hasegawa Co. Ltd.	71,100	1,371
	TechMatrix Corp.	83,900	1,361
	Milbon Co. Ltd.	66,120	1,359
	Nittetsu Mining Co. Ltd.	44,400	1,354
	Furuno Electric Co. Ltd.	79,000	1,345
	Belc Co. Ltd.	33,200	1,344
	Meisei Industrial Co. Ltd.	148,000	1,340
[2]	Kisoji Co. Ltd.	95,860	1,339
	Piolax Inc.	88,500	1,332
	Nichiden Corp.	67,800	1,331
	Fuso Chemical Co. Ltd.	61,700	1,330
	Elecom Co. Ltd.	138,200	1,329
	Nitta Corp.	57,100	1,326
	CTI Engineering Co. Ltd.	77,600	1,326
	Mitsui DM Sugar Holdings Co. Ltd.	59,600	1,320
	San ju San Financial Group Inc.	85,052	1,320
[2]	Change Holdings Inc.	140,300	1,320
	Nichireki Group Co. Ltd.	84,700	1,320
	Sun Frontier Fudousan Co. Ltd.	101,800	1,316
	Kosaido Holdings Co. Ltd.	384,000	1,315
	One REIT Inc.	842	1,312
	Nagaileben Co. Ltd.	97,500	1,307
	Bando Chemical Industries Ltd.	106,500	1,301
	Digital Arts Inc.	34,100	1,301
	Central Automotive Products Ltd.	43,805	1,297
	T-Gaia Corp.	75,600	1,293
	Yurtec Corp.	115,100	1,293
	Fukushima Galilei Co. Ltd.	75,600	1,289
	Tokyotokeiba Co. Ltd.	44,700	1,289
	Shoei Foods Corp.	48,700	1,288
	DyDo Group Holdings Inc.	61,288	1,281
	Totech Corp.	83,900	1,280
	Tokyo Electron Device Ltd.	63,400	1,279
	Ishihara Sangyo Kaisha Ltd.	123,900	1,278
	eGuarantee Inc.	113,700	1,276
	Noritz Corp.	116,487	1,275
[2]	Ringer Hut Co. Ltd.	86,700	1,272
	AZ-COM Maruwa Holdings Inc.	172,000	1,269
	TPR Co. Ltd.	81,929	1,262
	Toyo Tanso Co. Ltd.	49,310	1,261
	Nextage Co. Ltd.	129,900	1,254
[2]	Kura Sushi Inc.	70,700	1,253
	UT Group Co. Ltd.	88,700	1,251
*	PKSHA Technology Inc.	54,400	1,250
	Genky DrugStores Co. Ltd.	61,600	1,245
	Kameda Seika Co. Ltd.	49,400	1,241
	Tachi-S Co. Ltd.	103,200	1,228
	Okinawa Financial Group Inc.	71,944	1,227
	Nippon Yakin Kogyo Co. Ltd.	47,379	1,223
	Nippon Carbon Co. Ltd.	44,000	1,220
	BML Inc.	66,500	1,219
	Tsukishima Holdings Co. Ltd.	128,700	1,217
	Optorun Co. Ltd.	104,500	1,217
	Npr Riken Corp.	74,500	1,217
	Broadleaf Co. Ltd.	293,400	1,209
	Uchida Yoko Co. Ltd.	27,500	1,205
	Sekisui Jushi Corp.	95,100	1,203
	First Bank of Toyama Ltd.	173,650	1,203
	Japan Pulp & Paper Co. Ltd.	287,300	1,200
	TV Asahi Holdings Corp.	75,600	1,195

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Joshin Denki Co. Ltd.	78,226	1,191
	Teikoku Sen-I Co. Ltd.	77,484	1,189
	Furuya Metal Co. Ltd.	56,100	1,189
	Anicom Holdings Inc.	283,800	1,187
	ASAHI YUKIZAI Corp.	42,311	1,181
[2]	KeePer Technical Laboratory Co. Ltd.	41,136	1,180
	Tokyu Construction Co. Ltd.	247,900	1,178
	Nippon Seiki Co. Ltd.	163,832	1,177
	Tachibana Eletech Co. Ltd.	68,534	1,175
	Axial Retailing Inc.	204,520	1,174
	Hosokawa Micron Corp.	41,900	1,170
	Matsuyafoods Holdings Co. Ltd.	29,700	1,164
	Miyazaki Bank Ltd.	54,893	1,158
	Mitani Sekisan Co. Ltd.	35,300	1,155
	Komori Corp.	146,700	1,152
	Koshidaka Holdings Co. Ltd.	167,408	1,149
	AOKI Holdings Inc.	135,504	1,147
	en Japan Inc.	88,500	1,146
	Hakuto Co. Ltd.	39,600	1,146
	Roland Corp.	44,900	1,143
	Comture Corp.	81,300	1,139
	Bank of Iwate Ltd.	57,324	1,133
	Shofu Inc.	82,700	1,133
	Sato Holdings Corp.	79,600	1,129
	Ryoyo Ryosan Holdings Inc.	69,681	1,127
	Vital KSK Holdings Inc.	146,300	1,115
	I'll Inc.	67,300	1,115
	Nippon Kanzai Holdings Co. Ltd.	64,900	1,115
	Keihanshin Building Co. Ltd.	115,500	1,114
	Oyo Corp.	66,800	1,110
	Doshisha Co. Ltd.	80,800	1,107
	Kyorin Pharmaceutical Co. Ltd.	116,000	1,099
	Valqua Ltd.	52,200	1,097
	Nippon Signal Co. Ltd.	186,716	1,093
[2]	Ise Chemicals Corp.	6,245	1,093
	Aeon Hokkaido Corp.	187,800	1,082
	Bank of the Ryukyus Ltd.	146,667	1,081
	Optex Group Co. Ltd.	102,100	1,080
	A&D HOLON Holdings Co. Ltd.	88,137	1,077
	S Foods Inc.	66,600	1,076
	ESPEC Corp.	64,508	1,076
	Tamura Corp.	279,500	1,072
	Shin Nippon Air Technologies Co. Ltd.	86,200	1,067
	Procrea Holdings Inc.	94,761	1,067
	Torishima Pump Manufacturing Co. Ltd.	72,800	1,064
	Altech Corp.	66,400	1,062
	Takara Bio Inc.	159,600	1,061
	Iriso Electronics Co. Ltd.	62,400	1,059
*	Chiyoda Corp.	543,300	1,056
	Union Tool Co.	34,800	1,053
	VT Holdings Co. Ltd.	311,800	1,051
	Starzen Co. Ltd.	56,200	1,051
	Asahi Diamond Industrial Co. Ltd.	189,322	1,048
	Fujibo Holdings Inc.	31,500	1,048
	Pack Corp.	46,100	1,047
	Kanto Denka Kogyo Co. Ltd.	170,300	1,046
	Nippon Ceramic Co. Ltd.	66,800	1,046
	Eagle Industry Co. Ltd.	78,400	1,045
	Oriental Shiraishi Corp.	410,694	1,045
	Sanyo Special Steel Co. Ltd.	80,670	1,036
	Sintokogio Ltd.	172,800	1,034
	Oita Bank Ltd.	50,907	1,032
	World Co. Ltd.	64,300	1,027
	Futaba Industrial Co. Ltd.	209,600	1,026
	Japan Transcity Corp.	153,092	1,025
	Tenma Corp.	56,600	1,024
	Matsuya Co. Ltd.	147,700	1,021
	Curves Holdings Co. Ltd.	214,708	1,017
	Kurimoto Ltd.	35,200	1,015
	Hirata Corp.	29,011	1,014

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Strike Co. Ltd.	49,814	1,014
*,2	euglena Co. Ltd.	378,500	1,010
	Daiwa Industries Ltd.	97,600	1,006
	Teikoku Electric Manufacturing Co. Ltd.	55,800	1,005
	K&O Energy Group Inc.	47,800	1,005
	Restar Corp.	62,300	1,004
	Arisawa Manufacturing Co. Ltd.	107,700	1,003
	Yamaichi Electronics Co. Ltd.	66,689	999
	Sakai Moving Service Co. Ltd.	64,200	998
	Avex Inc.	107,300	997
	MEC Co. Ltd.	48,100	996
[2]	Tama Home Co. Ltd.	47,000	995
	Belluna Co. Ltd.	175,900	994
	Geo Holdings Corp.	84,500	992
	Bell System24 Holdings Inc.	121,200	986
	Insource Co. Ltd.	144,000	985
	Tosei REIT Investment Corp.	1,188	984
	Goldcrest Co. Ltd.	49,280	980
	RS Technologies Co. Ltd.	50,300	978
	Chofu Seisakusho Co. Ltd.	78,300	974
	Alconix Corp.	99,614	974
	TOA ROAD Corp.	115,780	974
	Macromill Inc.	120,700	972
	Komehyo Holdings Co. Ltd.	37,000	971
	Takamatsu Construction Group Co. Ltd.	54,800	968
	Raiznext Corp.	96,700	966
	Sumitomo Seika Chemicals Co. Ltd.	32,300	965
	Mirarth Holdings Inc.	286,400	963
[2]	Computer Engineering & Consulting Ltd.	78,770	961
*	eRex Co. Ltd.	186,800	961
	JAC Recruitment Co. Ltd.	218,000	959
	SBS Holdings Inc.	60,100	955
[2]	Osaka Organic Chemical Industry Ltd.	54,500	953
	Starts Proceed Investment Corp.	843	953
	Riken Technos Corp.	144,600	951
	METAWATER Co. Ltd.	79,600	946
	Weathernews Inc.	41,600	945
	Ehime Bank Ltd.	126,800	939
	Pressance Corp.	61,148	939
	Kyokuyo Co. Ltd.	35,100	934
	Plus Alpha Consulting Co. Ltd.	80,634	930
	Canon Electronics Inc.	56,494	925
	Unipres Corp.	130,980	925
	Katakura Industries Co. Ltd.	69,492	924
	Sala Corp.	173,600	923
	ES-Con Japan Ltd.	142,000	922
	Tokai Corp.	64,900	920
*,2	M&A Research Institute Holdings Inc.	92,073	917
	Miyaji Engineering Group Inc.	72,800	916
	Nissin Corp.	31,400	915
	Orient Corp.	173,800	915
	M&A Capital Partners Co. Ltd.	46,300	915
	Sagami Holdings Corp.	80,196	912
	Sankei Real Estate Inc.	1,706	909
	Tonami Holdings Co. Ltd.	21,500	905
	Kyoei Steel Ltd.	74,012	905
	Denyo Co. Ltd.	52,300	904
	Akita Bank Ltd.	60,300	899
	Siix Corp.	123,200	897
	Krosaki Harima Corp.	55,900	897
	Kamei Corp.	77,800	893
	Septeni Holdings Co. Ltd.	347,800	892
	Daikyonishikawa Corp.	217,300	890
	Yamae Group Holdings Co. Ltd.	68,400	888
	Chori Co. Ltd.	39,800	887
[2]	Samty Residential Investment Corp.	1,473	886
	Miroku Jyoho Service Co. Ltd.	71,400	879
	J Trust Co. Ltd.	264,000	878
	Nissei ASB Machine Co. Ltd.	25,200	878
	Riken Vitamin Co. Ltd.	57,700	878

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Vision Inc.	116,665	876
	J-Oil Mills Inc.	66,400	873
	Hokuto Corp.	73,724	867
	Aizawa Securities Group Co. Ltd.	77,297	867
	NS United Kaiun Kaisha Ltd.	34,300	866
	Mirai Industry Co. Ltd.	36,628	865
	Fukui Bank Ltd.	68,455	863
	Santec Holdings Corp.	21,900	863
	ASKA Pharmaceutical Holdings Co. Ltd.	67,800	859
	Seika Corp.	29,500	857
	Godo Steel Ltd.	33,100	855
	Yokorei Co. Ltd.	153,200	855
	Hokuetsu Industries Co. Ltd.	66,500	850
	Mandom Corp.	106,954	847
	Pasona Group Inc.	65,400	845
	MARUKA FURUSATO Corp.	55,600	841
	Avant Group Corp.	67,500	840
	Sodick Co. Ltd.	157,178	838
	Yokowo Co. Ltd.	79,437	836
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	45,103	835
[2]	Sumiseki Holdings Inc.	161,400	835
[2]	ESCON Japan REIT Investment Corp.	1,157	832
	Okinawa Electric Power Co. Inc.	143,608	831
*,2	Oisix ra daichi Inc.	86,718	831
	Japan Investment Adviser Co. Ltd.	102,500	831
	Saibu Gas Holdings Co. Ltd.	74,973	826
	Wellneo Sugar Co. Ltd.	55,625	825
	HI-LEX Corp.	82,500	822
	Mars Group Holdings Corp.	40,200	821
	Halows Co. Ltd.	33,300	817
	Alpen Co. Ltd.	59,300	815
	Ines Corp.	68,600	811
	Anest Iwata Corp.	92,900	809
[2]	Toyo Gosei Co. Ltd.	24,000	809
	Nippon Road Co. Ltd.	68,700	808
	Nittoku Co. Ltd.	59,500	806
	Kappa Create Co. Ltd.	85,588	805
	Marudai Food Co. Ltd.	75,418	805
	PHC Holdings Corp.	120,300	805
	Kyokuto Securities Co. Ltd.	75,100	803
	Ki-Star Real Estate Co. Ltd.	28,700	800
	Sanyo Electric Railway Co. Ltd.	61,384	799
	Matsuda Sangyo Co. Ltd.	39,600	798
[2]	Fixstars Corp.	72,200	798
	gremz Inc.	53,100	798
	Hoosiers Holdings Co. Ltd.	118,700	797
	Topy Industries Ltd.	59,579	796
	Enplas Corp.	23,053	793
	Softcreate Holdings Corp.	53,478	793
	Press Kogyo Co. Ltd.	217,500	792
	Fujicco Co. Ltd.	74,305	790
	Shizuoka Gas Co. Ltd.	122,000	790
	GREE Holdings Inc.	264,700	790
*,2	RENOVA Inc.	198,800	790
	m-up Holdings Inc.	76,700	790
	G-Tekt Corp.	71,300	787
	Key Coffee Inc.	59,293	786
[2]	OSAKA Titanium Technologies Co. Ltd.	64,500	784
	Daikokutenbussan Co. Ltd.	16,100	783
	Chubu Steel Plate Co. Ltd.	52,500	782
	Seikitokyu Kogyo Co. Ltd.	78,700	782
	West Holdings Corp.	76,800	780
	Neturen Co. Ltd.	121,000	779
	Shin Nippon Biomedical Laboratories Ltd.	71,400	778
	Sakai Chemical Industry Co. Ltd.	47,409	778
	Transaction Co. Ltd.	62,500	778
	Sanyo Chemical Industries Ltd.	30,754	776
	Iwaki Co. Ltd.	49,200	775
	France Bed Holdings Co. Ltd.	93,400	772
	Mie Kotsu Group Holdings Inc.	231,799	771

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Retail Partners Co. Ltd.	93,400	768
	Itochu-Shokuhin Co. Ltd.	16,100	766
	Shinko Shoji Co. Ltd.	116,800	763
*	Istyle Inc.	226,800	761
	Imperial Hotel Ltd.	129,100	760
	JP-Holdings Inc.	180,300	757
*	Nippon Sheet Glass Co. Ltd.	309,400	754
	St. Marc Holdings Co. Ltd.	45,555	752
	Nippon Fine Chemical Co. Ltd.	51,600	749
	Nippon Denko Co. Ltd.	415,890	748
	Shinnihon Corp.	72,500	747
	Hochiki Corp.	46,900	746
	Nafco Co. Ltd.	60,900	746
	Shikoku Bank Ltd.	94,940	745
	Qol Holdings Co. Ltd.	78,699	743
	TOC Co. Ltd.	178,046	741
	Yahagi Construction Co. Ltd.	74,400	741
	Shinagawa Refractories Co. Ltd.	65,900	736
	Cawachi Ltd.	42,900	735
	Asanuma Corp.	177,000	734
	Toho Titanium Co. Ltd.	109,800	733
	Xebio Holdings Co. Ltd.	90,508	733
[2]	Health Care & Medical Investment Corp.	1,063	726
	Stella Chemifa Corp.	25,400	725
	Daito Pharmaceutical Co. Ltd.	54,130	723
	Obara Group Inc.	29,540	722
	SRA Holdings	25,900	720
	Tokushu Tokai Paper Co. Ltd.	31,300	720
	Rock Field Co. Ltd.	70,168	719
	Yamagata Bank Ltd.	106,504	715
	JM Holdings Co. Ltd.	46,100	714
	Sumida Corp.	121,509	712
	JSB Co. Ltd.	34,500	708
	Kawada Technologies Inc.	40,600	707
	giftee Inc.	79,504	704
	Gakken Holdings Co. Ltd.	104,700	703
	Osaki Electric Co. Ltd.	145,100	702
	Daiki Aluminium Industry Co. Ltd.	102,930	702
[2]	Tanseisha Co. Ltd.	120,700	699
*	SRE Holdings Corp.	32,296	699
	Mitsuba Corp.	122,724	696
	Toenec Corp.	105,300	694
	FULLCAST Holdings Co. Ltd.	71,446	693
	KPP Group Holdings Co. Ltd.	158,815	682
	Genki Global Dining Concepts Corp.	33,300	678
	JCR Pharmaceuticals Co. Ltd.	190,000	673
	Aichi Corp.	72,700	672
	Nihon Nohyaku Co. Ltd.	137,500	670
	Nippon Parking Development Co. Ltd.	491,400	670
	LEC Inc.	82,348	670
	Vector Inc.	100,000	670
	Toyo Kanetsu KK	26,500	669
*,2	Fujio Food Group Inc.	95,300	668
	Daiho Corp.	30,200	667
	Nippon Thompson Co. Ltd.	202,100	665
	Koa Corp.	104,300	661
	Warabeya Nichiyo Holdings Co. Ltd.	48,000	651
	Rheon Automatic Machinery Co. Ltd.	68,715	650
	Aiphone Co. Ltd.	37,200	649
	Shima Seiki Manufacturing Ltd.	97,800	643
	Shibusawa Logistics Corp.	32,209	640
	MTI Ltd.	95,300	634
	Cosel Co. Ltd.	96,100	632
	Onoken Co. Ltd.	63,100	630
	Okabe Co. Ltd.	132,735	629
	EM Systems Co. Ltd.	122,200	628
	GLOBERIDE Inc.	50,700	626
	Base Co. Ltd.	32,200	625
	Komatsu Matere Co. Ltd.	119,200	622
	Akatsuki Inc.	32,600	622

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Chiyoda Integre Co. Ltd.	33,000	619
	Shinwa Co. Ltd.	32,400	618
	Daikoku Denki Co. Ltd.	32,800	611
	Aida Engineering Ltd.	116,606	609
	Honeys Holdings Co. Ltd.	55,190	604
	COLOPL Inc.	190,200	604
	CAC Holdings Corp.	53,100	602
	Tekken Corp.	36,600	600
	Osaka Steel Co. Ltd.	39,700	598
	Toyo Corp.	64,717	591
	Yukiguni Maitake Co. Ltd.	78,200	588
[2]	Carta Holdings Inc.	64,500	588
	Software Service Inc.	7,700	587
	Tochigi Bank Ltd.	309,712	580
	ZIGExN Co. Ltd.	194,000	578
	Chubu Shiryo Co. Ltd.	68,600	576
[2]	Universal Entertainment Corp.	78,362	573
	Ryoden Corp.	35,500	571
	Hokkaido Gas Co. Ltd.	161,400	569
	CMK Corp.	191,600	567
	Fudo Tetra Corp.	40,220	567
	Kyodo Printing Co. Ltd.	20,600	565
	BRONCO BILLY Co. Ltd.	24,200	565
	Chiyoda Co. Ltd.	67,800	558
	Link & Motivation Inc.	158,300	552
	Fukuda Corp.	16,800	549
	G-7 Holdings Inc.	58,200	547
	Gamecard-Joyco Holdings Inc.	34,200	546
	Alpha Systems Inc.	24,100	545
	Yorozu Corp.	81,076	536
	Riso Kyoiku Co. Ltd.	278,100	535
	Ichikoh Industries Ltd.	205,466	535
	Ichiyoshi Securities Co. Ltd.	96,700	532
	Kanaden Corp.	55,800	532
*	Pacific Metals Co. Ltd.	53,608	532
	Shinsho Corp.	13,500	532
	Management Solutions Co. Ltd.	48,136	532
	Giken Ltd.	54,700	527
	Seikagaku Corp.	103,141	527
	Asahi Co. Ltd.	55,000	526
	Towa Bank Ltd.	121,150	523
	Dai Nippon Toryo Co. Ltd.	67,000	522
	NEC Capital Solutions Ltd.	20,400	520
*	Miyakoshi Holdings Inc.	65,810	517
	Icom Inc.	28,500	511
	Yondoshi Holdings Inc.	41,300	509
	Yamashin-Filter Corp.	125,000	509
	Mitsubishi Research Institute Inc.	15,900	495
*	Nippon Chemi-Con Corp.	76,181	491
	Bank of Saga Ltd.	32,100	483
	Sparx Group Co. Ltd.	51,120	483
	Shimizu Bank Ltd.	49,800	482
[2]	Pharma Foods International Co. Ltd.	76,016	481
	V Technology Co. Ltd.	32,100	480
	Futaba Corp.	153,132	479
*	Net Protections Holdings Inc.	153,100	478
*	PIA Corp.	23,100	471
	Zenrin Co. Ltd.	82,950	471
	Inui Global Logistics Co. Ltd.	43,808	467
[2]	Fujiya Co. Ltd.	28,900	465
	Kanagawa Chuo Kotsu Co. Ltd.	19,000	463
	Proto Corp.	57,600	463
	GMO Financial Holdings Inc.	100,800	459
	Nippon Beet Sugar Manufacturing Co. Ltd.	30,000	456
[2]	YA-MAN Ltd.	97,600	456
	Nichiban Co. Ltd.	34,300	455
	Chuo Spring Co. Ltd.	46,200	454
	Achilles Corp.	48,100	453
	Tsubaki Nakashima Co. Ltd.	150,900	453
	DKS Co. Ltd.	23,900	452

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Tayca Corp.	46,232	451
	Shimojima Co. Ltd.	52,400	445
	Tomoku Co. Ltd.	29,100	443
	Midac Holdings Co. Ltd.	41,310	440
	LITALICO Inc.	61,700	438
	Solasto Corp.	143,100	437
	Kenko Mayonnaise Co. Ltd.	37,600	436
	Kojima Co. Ltd.	67,300	432
	Takaoka Toko Co. Ltd.	31,900	432
	ValueCommerce Co. Ltd.	55,600	432
[2]	FP Partner Inc.	30,232	427
*	Jamco Corp.	37,100	426
	DKK Co. Ltd.	38,780	425
	Kyosan Electric Manufacturing Co. Ltd.	129,100	424
	Feed One Co. Ltd.	77,820	424
*,2	Sourcenext Corp.	297,400	423
	JSP Corp.	30,700	423
	Nitto Kohki Co. Ltd.	28,100	423
	Sanshin Electronics Co. Ltd.	33,400	420
	Tv Tokyo Holdings Corp.	20,100	415
	Furukawa Battery Co. Ltd.	46,455	413
	Fuji Pharma Co. Ltd.	43,800	412
	Hodogaya Chemical Co. Ltd.	17,500	411
	Studio Alice Co. Ltd.	29,800	409
*	Optim Corp.	82,338	408
*,2	Demae-Can Co. Ltd.	268,800	408
	FIDEA Holdings Co. Ltd.	41,920	407
	YAKUODO Holdings Co. Ltd.	32,800	406
	Okura Industrial Co. Ltd.	20,700	403
	Central Security Patrols Co. Ltd.	21,595	402
	Maezawa Kyuso Industries Co. Ltd.	47,000	402
	Tokyo Energy & Systems Inc.	57,500	401
[2]	Intage Holdings Inc.	38,900	400
	Koatsu Gas Kogyo Co. Ltd.	73,900	397
	Advan Group Co. Ltd.	60,400	393
	Okuwa Co. Ltd.	76,100	391
	JDC Corp.	121,600	389
	Daido Metal Co. Ltd.	119,200	387
*,2	TerraSky Co. Ltd.	22,910	387
	Shindengen Electric Manufacturing Co. Ltd.	24,600	384
	Maxvalu Tokai Co. Ltd.	18,200	383
	Moriroku Holdings Co. Ltd.	29,100	378
	Nippon Rietec Co. Ltd.	43,100	378
	CTS Co. Ltd.	69,742	376
	Kintetsu Department Store Co. Ltd.	26,000	376
	Taki Chemical Co. Ltd.	17,200	369
[2]	Ministop Co. Ltd.	33,100	368
	Hisaka Works Ltd.	54,100	367
[2]	Aeon Fantasy Co. Ltd.	19,800	365
	Sanoh Industrial Co. Ltd.	78,000	361
	Toa Corp. (XTKS)	58,900	360
	S-Pool Inc.	197,860	359
	WATAMI Co. Ltd.	59,400	351
	Digital Holdings Inc.	40,945	348
	Nihon Tokushu Toryo Co. Ltd.	40,500	343
*,2	Japan Display Inc.	2,647,900	339
	Elan Corp.	70,700	338
	Pronexus Inc.	39,035	335
	Fukui Computer Holdings Inc.	17,900	333
	World Holdings Co. Ltd.	25,200	329
	BrainPad Inc.	45,357	329
	Marvelous Inc.	88,000	327
	Sankyo Tateyama Inc.	83,600	323
	Arakawa Chemical Industries Ltd.	44,600	321
	Airtrip Corp.	40,018	319
	SBI ARUHI Corp.	55,126	315
	Fuso Pharmaceutical Industries Ltd.	19,700	309
	Nippon Coke & Engineering Co. Ltd.	494,700	305
	Nakayama Steel Works Ltd.	61,200	303
	Sankyo Seiko Co. Ltd.	76,397	302

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Nihon Chouzai Co. Ltd.	34,900	301
	Hokkan Holdings Ltd.	28,200	300
	GMO GlobalSign Holdings KK	18,778	299
	ST Corp.	30,300	298
*,2	W-Scope Corp.	183,600	297
	FAN Communications Inc.	111,900	289
	Corona Corp.	46,600	286
	Artnature Inc.	54,800	284
	Nihon Trim Co. Ltd.	11,900	283
	Taisei Lamick Co. Ltd.	17,100	279
	LIFULL Co. Ltd.	215,900	277
	Ebase Co. Ltd.	68,800	277
*	KNT-CT Holdings Co. Ltd.	35,800	276
	Tsutsumi Jewelry Co. Ltd.	18,200	276
	Media Do Co. Ltd.	27,521	276
[2]	Kitanotatsujin Corp.	263,000	273
	Atrae Inc.	56,816	272
	Inaba Seisakusho Co. Ltd.	24,400	267
	Nippon Sharyo Ltd.	18,500	265
	Oro Co. Ltd.	16,667	265
	Rokko Butter Co. Ltd.	33,000	263
	Amuse Inc.	26,700	262
*	Gurunavi Inc.	142,300	256
	Iseki & Co. Ltd.	40,887	247
	Central Sports Co. Ltd.	15,675	245
	Yushin Precision Equipment Co. Ltd.	55,200	244
	Melco Holdings Inc.	16,600	231
	WDB Holdings Co. Ltd.	20,712	231
	Gecoss Corp.	34,200	224
	Nisso Holdings Co. Ltd.	44,600	222
	Medical Data Vision Co. Ltd.	61,800	208
	Sekisui Kasei Co. Ltd.	90,300	205
	Airport Facilities Co. Ltd.	53,200	204
	Fibergate Inc.	33,349	200
	Tess Holdings Co. Ltd.	112,700	195
	Tosho Co. Ltd.	41,800	186
	IR Japan Holdings Ltd.	37,900	185
	Daisyo Corp.	25,700	184
[2]	Takatori Corp.	18,390	184
*	Kourakuen Corp.	26,400	178
	Ohara Inc.	24,388	177
	Cleanup Corp.	41,900	174
*	FDK Corp.	41,914	174
*	Gunosy Inc.	42,000	174
[2]	Abalance Corp.	42,000	169
*,2	Open Door Inc.	43,200	168
	Takamiya Co. Ltd.	62,800	166
	Kanamic Network Co. Ltd.	56,600	165
	Taiho Kogyo Co. Ltd.	37,900	157
[2]	CHIMNEY Co. Ltd.	20,000	154
	Shimadaya Corp.	16,600	153
	Japan Medical Dynamic Marketing Inc.	32,118	128
	Tokyo Individualized Educational Institute Inc.	55,312	125
			1,413,828
Kuwait (0.4%)
	National Industries Group Holding SAK	7,108,841	6,102
	Al Ahli Bank of Kuwait KSCP	3,521,097	3,384
	Kuwait Real Estate Co. KSC	3,158,859	3,377
*	Warba Bank KSCP	4,077,690	3,116
	Commercial Real Estate Co. KSC	4,818,838	3,074
	Boursa Kuwait Securities Co. KPSC	359,590	2,843
	Boubyan Petrochemicals Co. KSCP	1,303,070	2,813
	Humansoft Holding Co. KSC	321,732	2,676
	Gulf Cables & Electrical Industries Group Co. KSCP	448,336	2,632
	Kuwait Telecommunications Co.	1,239,831	2,240
	Kuwait International Bank KSCP	3,259,511	2,174
	Salhia Real Estate Co. KSCP	1,562,415	2,090
*	Kuwait Projects Co. Holding KSCP	6,398,170	2,008
	Integrated Holding Co. KCSC	530,001	891

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*	Jazeera Airways Co. KSCP	288,957	889
*	National Real Estate Co. KPSC	3,390,815	875
*	Alimtiaz Investment Group KSC	3,032,359	613
			41,797
Malaysia (0.9%)
	Sunway Bhd.	8,501,500	8,272
	Inari Amertron Bhd.	10,728,300	6,063
	Bursa Malaysia Bhd.	2,464,754	4,613
	United Plantations Bhd.	621,900	4,269
	TIME dotCom Bhd.	4,091,200	4,261
	Sime Darby Property Bhd.	13,120,358	4,152
	Frontken Corp. Bhd.	4,700,150	3,954
	My EG Services Bhd.	18,420,600	3,929
	Yinson Holdings Bhd.	7,414,240	3,872
	KPJ Healthcare Bhd.	7,348,000	3,713
	SP Setia Bhd. Group	9,431,400	2,843
	Heineken Malaysia Bhd.	494,949	2,699
	IGB REIT	5,493,000	2,673
	Kossan Rubber Industries Bhd.	5,247,600	2,629
	IOI Properties Group Bhd.	5,333,600	2,517
	VS Industry Bhd.	10,659,050	2,497
	HAP Seng Consolidated Bhd.	3,234,800	2,394
	Scientex Bhd.	2,402,300	2,171
	Axis REIT	5,375,300	2,146
	Carlsberg Brewery Malaysia Bhd. Class B	479,615	2,135
*	Bumi Armada Bhd.	13,354,800	1,971
	Mah Sing Group Bhd.	5,731,197	1,816
	CTOS Digital Bhd.	6,646,400	1,771
*	Greatech Technology Bhd.	3,321,200	1,486
	Pentamaster Corp. Bhd.	1,901,050	1,466
	MBSB Bhd.	8,688,000	1,391
	Malaysian Pacific Industries Bhd.	275,300	1,368
	Bank Islam Malaysia Bhd.	2,420,250	1,329
*	Supermax Corp. Bhd.	5,263,400	1,260
	UEM Sunrise Bhd.	5,461,600	1,130
*	Berjaya Corp. Bhd.	15,102,628	1,029
	Sports Toto Bhd.	2,569,286	899
	BerMaz Auto Bhd.	3,120,240	895
	Padini Holdings Bhd.	1,995,300	890
	D&O Green Technologies Bhd.	2,231,400	883
*	UWC Bhd.	1,315,500	811
*	Dagang NeXchange Bhd.	9,829,800	800
	Malaysian Resources Corp. Bhd.	7,061,538	788
	Hibiscus Petroleum Bhd.	1,891,380	778
	British American Tobacco Malaysia Bhd.	465,400	749
*	WCT Holdings Bhd.	3,954,551	738
*	Chin Hin Group Bhd.	1,452,520	735
	Syarikat Takaful Malaysia Keluarga Bhd.	881,100	714
	DRB-Hicom Bhd.	3,156,427	699
	Velesto Energy Bhd.	16,078,580	684
	Cahya Mata Sarawak Bhd.	2,391,700	566
*	Astro Malaysia Holdings Bhd.	6,427,900	317
*,1	Lotte Chemical Titan Holding Bhd.	1,776,005	229
	Westports Holdings Bhd.	94,368	97
	ViTrox Corp. Bhd.	87,400	76
	Sunway REIT	142,699	60
*	PMB Technology Bhd.	123,215	47
			100,274
Mexico (0.2%)
[1]	FIBRA Macquarie Mexico	2,732,613	4,164
	Genomma Lab Internacional SAB de CV Class B	2,625,180	3,576
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	3,195,698	2,707
	Bolsa Mexicana de Valores SAB de CV	1,597,666	2,459
	La Comer SAB de CV	837,607	1,369
*,1	Grupo Traxion SAB de CV	1,337,249	1,076
*,1	Nemak SAB de CV	7,554,087	846
	Grupo Rotoplas SAB de CV	653,648	558
*	Ollamani SAB	133,480	229
			16,984

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
Netherlands (1.0%)
	Arcadis NV	252,221	14,399
[1]	Signify NV	440,416	9,507
	SBM Offshore NV	486,705	9,093
*,1	Just Eat Takeaway.com NV	650,118	7,850
	Fugro NV	389,546	6,218
	Allfunds Group plc	1,130,047	5,811
	Van Lanschot Kempen NV	110,116	5,418
	TKH Group NV	138,070	5,083
	Corbion NV	207,105	4,835
*,1,2	Basic-Fit NV	183,370	4,638
	Koninklijke BAM Groep NV	941,585	4,134
	APERAM SA	149,102	4,115
*,2	Galapagos NV	168,414	3,871
	Eurocommercial Properties NV	146,144	3,567
	Flow Traders Ltd.	113,665	2,856
	Wereldhave NV	122,954	1,865
	NSI NV	61,373	1,393
[2]	PostNL NV	1,218,639	1,240
[2]	AMG Critical Materials NV	82,545	1,198
	Sligro Food Group NV	103,327	1,136
*	TomTom NV	211,384	1,116
*,1,2	Alfen NV	52,226	767
[2]	Brunel International NV	75,448	733
[1]	B&S Group Sarl	76,458	332
			101,175
New Zealand (0.3%)
	Summerset Group Holdings Ltd.	811,715	5,939
	Goodman Property Trust	3,658,014	4,299
	Freightways Group Ltd.	610,599	3,681
	Precinct Properties Group	4,636,933	3,222
	Kiwi Property Group Ltd.	5,578,867	2,858
	Genesis Energy Ltd.	1,931,285	2,395
	SKYCITY Entertainment Group Ltd.	2,515,248	1,982
	Vector Ltd.	862,762	1,915
	Argosy Property Ltd.	2,708,277	1,554
	Stride Property Group	2,000,860	1,450
*	Oceania Healthcare Ltd.	2,390,464	1,105
	Scales Corp. Ltd.	419,772	961
	SKY Network Television Ltd.	488,172	770
			32,131
Norway (1.8%)
	Storebrand ASA	1,463,619	17,234
	Subsea 7 SA	820,155	13,530
	TOMRA Systems ASA	814,557	12,040
	SpareBank 1 Sor-Norge ASA	822,722	11,726
	Bakkafrost P/F	177,628	10,126
[2]	Frontline plc	502,651	8,818
	SpareBank 1 SMN	438,235	7,070
	TGS ASA	680,769	6,851
*	Nordic Semiconductor ASA	666,614	6,694
	Protector Forsikring ASA	222,351	6,488
	Borregaard ASA	349,034	6,268
	Hafnia Ltd.	1,002,220	5,282
	Leroy Seafood Group ASA	984,137	4,879
	Veidekke ASA	371,178	4,741
*	DOF Group ASA	547,754	4,599
[1]	Europris ASA	558,165	4,072
	Golden Ocean Group Ltd.	423,404	3,926
*	Cadeler A/S	730,170	3,874
	Hoegh Autoliners ASA	420,448	3,814
	Atea ASA	297,626	3,796
[1]	BW LPG Ltd.	296,399	3,743
	DNO ASA	2,936,654	3,387
*,1	Scatec ASA	434,751	3,040
	Austevoll Seafood ASA	304,686	2,976
	Wallenius Wilhelmsen ASA	353,047	2,842
	FLEX LNG Ltd.	105,910	2,708
*,1	Entra ASA	260,618	2,698

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*,1	Crayon Group Holding ASA	280,723	2,618
	Aker Solutions ASA	912,013	2,589
	MPC Container Ships ASA	1,300,529	2,108
	Stolt-Nielsen Ltd.	76,479	1,976
*,1	Elkem ASA	1,002,620	1,975
*	Bluenord ASA	31,374	1,864
*	Hexagon Composites ASA	475,921	1,578
	Wilh Wilhelmsen Holding ASA Class A	43,195	1,569
	Bonheur ASA	71,950	1,552
*,2	NEL ASA	5,814,677	1,212
[2]	Grieg Seafood ASA	169,929	1,123
	BW Offshore Ltd.	289,919	814
*	BW Energy Ltd.	246,382	571
*	Aker Carbon Capture ASA	888,309	513
			189,284
Philippines (0.1%)
	Century Pacific Food Inc.	4,296,100	2,697
	AREIT Inc.	3,633,000	2,613
	Robinson's Land Corp.	5,983,797	1,287
	D&L Industries Inc.	7,925,400	812
	Wilcon Depot Inc.	4,669,000	671
	First Gen Corp.	1,783,487	518
*	Cebu Air Inc.	568,280	282
	DigiPlus Interactive Corp.	208,900	96
			8,976
Poland (0.9%)
[2]	CD Projekt SA	259,488	13,420
[2]	Alior Bank SA	322,856	7,452
*	CCC SA	159,271	6,694
	KRUK SA	61,651	6,482
	Grupa Kety SA	33,777	6,328
	Benefit Systems SA	7,868	5,769
*	Bank Millennium SA	2,107,990	5,375
	Budimex SA	44,980	5,267
	Asseco Poland SA	174,693	5,070
*	PGE Polska Grupa Energetyczna SA	3,093,356	4,964
	Orange Polska SA	2,294,918	4,496
[1]	XTB SA	227,201	3,656
*	Tauron Polska Energia SA	3,273,493	3,416
*	Enea SA	889,403	3,055
	Bank Handlowy w Warszawie SA	114,528	2,760
*	Pepco Group NV	526,722	2,224
*	Cyfrowy Polsat SA	506,512	1,920
	AmRest Holdings SE	250,606	1,052
*,2	Jastrzebska Spolka Weglowa SA	180,563	1,026
*,2	Grupa Azoty SA	166,331	901
	Warsaw Stock Exchange	75,126	766
			92,093
Portugal (0.3%)
	Banco Comercial Portugues SA Class R	26,752,559	13,965
	REN - Redes Energeticas Nacionais SGPS SA	1,394,074	3,435
	Sonae SGPS SA	2,951,242	2,753
	Navigator Co. SA	751,204	2,745
	NOS SGPS SA	710,349	2,497
	CTT-Correios de Portugal SA	372,776	2,274
	Altri SGPS SA	256,827	1,533
	Corticeira Amorim SGPS SA	157,851	1,379
[2]	Mota-Engil SGPS SA	274,186	815
	Semapa-Sociedade de Investimento e Gestao	49,025	763
			32,159
Qatar (0.1%)
	Doha Bank QPSC	8,214,579	4,668
	Gulf International Services QSC	3,591,207	3,331
	United Development Co. QSC	6,133,391	1,937
	Al Meera Consumer Goods Co. QSC	354,293	1,416
			11,352
Romania (0.0%)
	TTS Transport Trade Services SA	404,858	435

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*	Teraplast SA	4,260,958	371
			806
Russia (0.0%)
*,1,3	Detsky Mir PJSC	2,390,633	—
*,3	OGK-2 PJSC	54,519,850	—
*,3	TGC-1 PJSC	2,060,900,000	—
*,3	Mechel PJSC	477,169	—
*,3	LSR Group PJSC	66,793	—
*,3	EL5-ENERO PJSC	24,682,000	—
*,3	Gruppa Kompanii Samolyot PAO	30,568	—
*,3	Novorossiysk Commercial Sea Port PJSC	16,380,500	—
*,3	Bank St. Petersburg PJSC	642,145	—
*,3	IDGC of Centre & Volga Region PJSC	236,900,000	—
*,3	Cherkizovo Group PJSC	13,969	—
			—
Saudi Arabia (0.8%)
*	Saudi Chemical Co. Holding	1,422,442	3,922
	Electrical Industries Co.	1,895,972	3,691
	National Gas & Industrialization Co.	127,551	3,576
	National Co. for Learning & Education	72,125	3,500
*	National Agriculture Development Co.	503,830	3,438
	Retal Urban Development Co.	745,100	3,369
*	Saudi Real Estate Co.	457,934	3,277
	Arriyadh Development Co.	353,331	3,276
	National Medical Care Co.	76,005	3,201
	Al Hammadi Holding	272,199	3,200
*	Middle East Healthcare Co.	142,044	3,092
	United International Transportation Co.	133,439	3,047
	Al Masane Al Kobra Mining Co.	152,191	2,540
*	AlKhorayef Water & Power Technologies Co.	58,183	2,404
	Saudi Automotive Services Co.	117,252	2,290
	East Pipes Integrated Co. for Industry	52,631	2,190
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	241,411	2,181
	Al-Dawaa Medical Services Co.	98,244	2,087
*	Al Moammar Information Systems Co.	49,798	2,059
	Southern Province Cement Co.	221,807	2,007
*	Perfect Presentation For Commercial Services Co.	489,411	1,886
	Yanbu Cement Co.	258,142	1,719
	Al Rajhi REIT	759,589	1,704
	Bawan Co.	106,912	1,656
*	Saudi Ceramic Co.	171,207	1,631
	Almunajem Foods Co.	62,093	1,626
	Etihad Atheeb Telecommunication Co.	57,247	1,592
	Eastern Province Cement Co.	151,621	1,443
*	Middle East Paper Co.	139,739	1,416
	Arabian Cement Co.	178,516	1,282
	City Cement Co.	213,276	1,175
*	Saudi Public Transport Co.	208,080	1,129
*	Zamil Industrial Investment Co.	102,314	944
	Northern Region Cement Co.	331,279	851
*	Sinad Holding Co.	179,735	695
*	Najran Cement Co.	273,787	662
*	Saudi Reinsurance Co.	30,042	474
*	Herfy Food Services Co.	58,676	400
			80,632
Singapore (0.6%)
	Frasers Centrepoint Trust	3,830,408	6,012
	Keppel Infrastructure Trust	14,747,668	4,933
	ESR-REIT	23,083,284	4,405
	Golden Agri-Resources Ltd.	22,245,750	4,005
	Parkway Life REIT	1,331,381	3,783
	iFAST Corp. Ltd.	580,400	3,184
	Sheng Siong Group Ltd.	2,224,100	2,664
	Capitaland India Trust	3,346,210	2,507
	Lendlease Global Commercial REIT	5,999,719	2,442
	PARAGON REIT	3,732,400	2,430
	CapitaLand China Trust	4,081,699	2,200
	Singapore Post Ltd.	5,341,700	2,176
	Raffles Medical Group Ltd.	3,305,484	2,031

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Starhill Global REIT	5,394,608	2,022
	First Resources Ltd.	1,816,629	1,934
	CDL Hospitality Trusts	3,005,742	1,909
	AIMS APAC REIT	1,992,458	1,890
	Stoneweg European REIT	1,092,640	1,768
	Digital Core REIT Management Pte. Ltd.	3,085,800	1,707
	OUE REIT	7,810,309	1,688
	UMS Integration Ltd.	1,991,700	1,534
	Far East Hospitality Trust	3,419,700	1,521
	Riverstone Holdings Ltd.	1,877,000	1,406
	AEM Holdings Ltd.	940,915	1,026
	First REIT	3,903,172	790
*	Keppel Pacific Oak US REIT	3,170,000	754
	Bumitama Agri Ltd.	938,600	580
*	Manulife US REIT	5,173,388	489
	Nanofilm Technologies International Ltd.	691,400	363
*	COSCO Shipping International Singapore Co. Ltd.	3,208,700	320
	Prime US REIT	1,583,000	282
*,3	Ezra Holdings Ltd.	1,575,810	—
*,3	Eagle Hospitality Trust	2,004,300	—
			64,755
South Africa (1.0%)
	Momentum Group Ltd.	4,325,950	6,662
	AVI Ltd.	1,142,390	6,022
	Truworths International Ltd.	1,241,246	5,709
*	SPAR Group Ltd.	675,547	5,068
	Sappi Ltd.	1,958,314	5,010
	Redefine Properties Ltd.	19,723,017	4,670
	Fortress Real Estate Investments Ltd. Class B	4,147,417	4,330
[2]	Life Healthcare Group Holdings Ltd.	5,062,164	4,267
	Vukile Property Fund Ltd.	3,728,772	3,469
	Netcare Ltd.	4,557,710	3,459
	Barloworld Ltd.	597,642	3,436
	Thungela Resources Ltd.	459,664	3,348
	Hyprop Investments Ltd.	1,314,649	3,091
	Resilient REIT Ltd.	983,177	3,051
	Motus Holdings Ltd.	500,381	2,943
*	Pick n Pay Stores Ltd.	1,819,531	2,796
[1]	Dis-chem Pharmacies Ltd.	1,443,528	2,634
	Coronation Fund Managers Ltd.	1,154,656	2,261
	Omnia Holdings Ltd.	594,232	2,131
*	MAS plc	1,809,319	2,110
	Reunert Ltd.	536,879	1,966
	Equites Property Fund Ltd.	2,547,662	1,928
*	Telkom SA SOC Ltd.	1,055,271	1,891
	DataTec Ltd.	703,518	1,859
[2]	Super Group Ltd.	1,147,692	1,740
	Attacq Ltd.	2,449,091	1,699
	JSE Ltd.	254,598	1,612
	We Buy Cars Holdings Ltd.	729,612	1,590
	AECI Ltd.	337,977	1,500
	DRDGOLD Ltd.	1,460,377	1,487
	Afrimat Ltd.	401,786	1,349
	Grindrod Ltd.	1,969,407	1,291
*	KAP Ltd.	8,874,357	1,285
	Ninety One Ltd.	699,271	1,284
	Sun International Ltd.	600,932	1,279
	Hosken Consolidated Investments Ltd.	148,104	1,203
	Astral Foods Ltd.	124,649	1,184
	Curro Holdings Ltd.	1,703,393	1,141
	Burstone Group Ltd.	2,118,501	970
			104,725
South Korea (3.6%)
	Hyundai Rotem Co. Ltd.	252,780	10,235
*	LigaChem Biosciences Inc.	89,886	7,755
	JB Financial Group Co. Ltd.	553,063	7,498
	Hyosung Heavy Industries Corp.	22,349	6,856
	Samyang Foods Co. Ltd.	14,043	6,576
*	Sam Chun Dang Pharm Co. Ltd.	49,350	6,191

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	LIG Nex1 Co. Ltd.	36,803	5,708
*	Rainbow Robotics	26,983	5,516
*	Enchem Co. Ltd.	55,658	4,941
	JYP Entertainment Corp.	94,151	4,840
	Peptron Inc.	70,350	4,685
	LEENO Industrial Inc.	31,478	4,596
*	IsuPetasys Co. Ltd.	159,941	4,185
	KIWOOM Securities Co. Ltd.	44,633	3,826
	Doosan Co. Ltd.	19,676	3,802
	Hanwha Systems Co. Ltd.	205,387	3,545
	PharmaResearch Co. Ltd.	21,183	3,503
*	Hanall Biopharma Co. Ltd.	125,763	3,493
*	Lunit Inc.	73,523	3,418
	Classys Inc.	91,117	3,375
*	TechWing Inc.	106,597	3,271
*	Hanwha Engine	203,756	3,182
*	Doosan Robotics Inc.	68,906	3,150
	Shinsung Delta Tech Co. Ltd.	49,830	3,145
*	Hugel Inc.	19,267	3,130
	HPSP Co. Ltd.	148,789	3,090
	Youngone Corp.	101,093	3,041
	Cosmax Inc.	26,042	2,932
	SM Entertainment Co. Ltd.	49,685	2,843
	Douzone Bizon Co. Ltd.	58,254	2,732
*	Eo Technics Co. Ltd.	27,926	2,714
	Korean Reinsurance Co.	469,653	2,658
	Daejoo Electronic Materials Co. Ltd.	36,583	2,557
	Jusung Engineering Co. Ltd.	117,022	2,519
*	APR Corp.	79,661	2,515
	Hyundai Elevator Co. Ltd.	68,954	2,508
*	HLB Life Science Co. Ltd.	342,731	2,498
	ST Pharm Co. Ltd.	41,881	2,481
	Park Systems Corp.	15,174	2,449
*	DB HiTek Co. Ltd.	107,294	2,367
	Poongsan Corp.	62,335	2,260
	Kolmar Korea Co. Ltd.	50,711	2,099
	DL E&C Co. Ltd.	97,642	2,096
	Hansol Chemical Co. Ltd.	33,080	2,095
*	ABLBio Inc.	84,665	2,093
	SK REITs Co. Ltd.	615,493	2,073
*	Oscotec Inc.	111,912	2,042
*	Naturecell Co. Ltd.	163,626	2,025
*	Koh Young Technology Inc.	177,623	1,984
	KEPCO Engineering & Construction Co. Inc.	41,830	1,972
*	HLB Therapeutics Co. Ltd.	251,650	1,965
	CS Wind Corp.	68,038	1,946
*	Silicon2 Co. Ltd.	88,669	1,863
*	SOLUM Co. Ltd.	139,745	1,805
	People & Technology Inc.	65,102	1,800
	Chong Kun Dang Pharmaceutical Corp.	30,187	1,789
*	Seojin System Co. Ltd.	103,658	1,753
*	WONIK IPS Co. Ltd.	113,040	1,736
*	Kumho Tire Co. Inc.	479,517	1,727
	Seegene Inc.	104,466	1,693
	Soulbrain Co. Ltd.	14,507	1,670
*	Taihan Electric Wire Co. Ltd.	185,594	1,664
*	Hyundai Department Store Co. Ltd.	48,140	1,664
*	LX International Corp.	96,833	1,656
*	ISC Co. Ltd.	35,387	1,613
*	VT Co. Ltd.	72,994	1,607
	Hyosung TNC Corp.	10,460	1,601
*	Hyundai Construction Equipment Co. Ltd.	35,028	1,595
*	ISU Specialty Chemical	69,698	1,563
*	GemVax & Kael Co. Ltd.	120,278	1,558
	Dongjin Semichem Co. Ltd.	103,177	1,536
	Daewoong Pharmaceutical Co. Ltd.	16,245	1,528
	Daeduck Electronics Co. Ltd.	116,467	1,470
	Sebang Global Battery Co. Ltd.	26,352	1,464
	Daishin Securities Co. Ltd.	127,815	1,458
	Soop Co. Ltd.	26,484	1,454

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*	LX Semicon Co. Ltd.	37,408	1,449
	HDC Hyundai Development Co-Engineering & Construction	126,706	1,442
	Caregen Co. Ltd.	69,187	1,424
*	SHIFT UP Corp.	35,258	1,418
	Hana Tour Service Inc.	36,894	1,416
	Medytox Inc.	17,477	1,415
	Shinhan Alpha REIT Co. Ltd.	351,287	1,393
*	LOTTE Fine Chemical Co. Ltd.	49,336	1,345
	YG Entertainment Inc.	38,930	1,331
	Korea Electric Terminal Co. Ltd.	24,634	1,329
*	Cosmochemical Co. Ltd.	93,275	1,286
	SK Gas Ltd.	8,613	1,284
*	Cafe24 Corp.	45,686	1,284
*	HS Hyosung Advanced Materials Corp.	10,623	1,280
	ESR Kendall Square REIT Co. Ltd.	402,532	1,280
*	Mezzion Pharma Co. Ltd.	57,746	1,248
	DoubleUGames Co. Ltd.	36,809	1,238
	Advanced Nano Products Co. Ltd.	27,181	1,222
	Kolon Industries Inc.	63,546	1,220
	HK inno N Corp.	49,641	1,209
*	Joongang Advanced Materials Co. Ltd.	237,996	1,209
*	Binex Co. Ltd.	81,069	1,207
*	Hyundai Bioscience Co. Ltd.	126,510	1,199
*	Chabiotech Co. Ltd.	152,363	1,190
	Ahnlab Inc.	22,235	1,162
	Cheryong Electric Co. Ltd.	30,688	1,162
	Sung Kwang Bend Co. Ltd.	58,703	1,161
*	Eugene Technology Co. Ltd.	46,015	1,157
	SL Corp.	51,920	1,138
*	Doosan Fuel Cell Co. Ltd.	101,568	1,133
	Hana Micron Inc.	161,924	1,127
	LOTTE REIT Co. Ltd.	532,028	1,124
*	Synopex Inc.	273,183	1,097
	TCC Steel	57,958	1,093
	Daou Technology Inc.	88,954	1,088
	Hankook & Co. Co. Ltd.	92,671	1,086
	Dentium Co. Ltd.	22,577	1,077
	S&S Tech Corp.	53,520	1,072
	Innocean Worldwide Inc.	83,544	1,060
	Han Kuk Carbon Co. Ltd.	110,292	1,048
*	Ecopro HN Co. Ltd.	49,808	1,033
	Youngone Holdings Co. Ltd.	18,138	1,018
	Lake Materials Co. Ltd.	126,788	1,000
	NICE Information Service Co. Ltd.	117,057	986
	Com2uSCorp	30,324	985
	NEXTIN Inc.	24,557	966
*	Pharmicell Co. Ltd.	176,413	964
*	Fadu Inc.	99,072	960
*	Hanwha Investment & Securities Co. Ltd.	383,737	945
*	CJ CGV Co. Ltd.	268,656	941
	Green Cross Holdings Corp.	93,682	938
*	Eubiologics Co. Ltd.	109,963	938
	Youlchon Chemical Co. Ltd.	44,708	936
*	Bioneer Corp.	74,243	925
	Daewoong Co. Ltd.	64,173	904
	BH Co. Ltd.	86,203	894
*	Solid Inc.	163,090	892
	SK Networks Co. Ltd.	309,452	891
*	Daesang Corp.	68,659	882
	SK Chemicals Co. Ltd.	30,998	881
	Binggrae Co. Ltd.	17,246	868
	Hancom Inc.	52,426	860
	Innox Advanced Materials Co. Ltd.	45,677	846
	Seoul Semiconductor Co. Ltd.	168,827	838
*	Creative & Innovative System	171,498	838
	HDC Holdings Co. Ltd.	97,611	837
	PSK Inc.	64,301	835
	LS Materials Ltd.	91,820	833
	Hanssem Co. Ltd.	25,852	832
[2]	TKG Huchems Co. Ltd.	71,158	829

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*	Ananti Inc.	202,483	823
*	Duk San Neolux Co. Ltd.	43,529	822
*	Asiana Airlines Inc.	112,078	813
	Hyosung Corp.	25,750	807
	DongKook Pharmaceutical Co. Ltd.	76,557	795
*	SK oceanplant Co. Ltd.	95,273	794
*	Shin Poong Pharmaceutical Co. Ltd.	112,283	791
	OCI Co. Ltd.	16,831	790
	Lotte Rental Co. Ltd.	39,938	779
	KCC Glass Corp.	31,390	775
	Taekwang Industrial Co. Ltd.	1,790	774
	SK Discovery Co. Ltd.	31,616	760
	Myoung Shin Industrial Co. Ltd.	101,273	756
*	i-SENS Inc.	61,029	755
	Hanwha General Insurance Co. Ltd.	265,710	741
	JW Pharmaceutical Corp.	46,082	739
	Tokai Carbon Korea Co. Ltd.	14,624	738
	TK Corp.	48,411	736
	SNT Motiv Co. Ltd.	42,412	726
*	Foosung Co. Ltd.	207,446	719
*	Orion Holdings Corp.	68,741	716
	Mcnex Co. Ltd.	45,135	713
*	Humasis Co. Ltd.	607,295	708
	SIMMTECH Co. Ltd.	84,162	706
	Intellian Technologies Inc.	25,966	706
	JR Global REIT	407,952	688
*	LX Holdings Corp.	146,463	686
*	Nexon Games Co. Ltd.	75,429	683
	Dongkuk Steel Mill Co. Ltd.	110,934	675
	Partron Co. Ltd.	132,560	672
	MegaStudyEdu Co. Ltd.	24,884	666
	Doosan Tesna Inc.	32,817	663
*	Korea Line Corp.	565,411	656
	Dong-A Socio Holdings Co. Ltd.	9,955	655
	Samyang Holdings Corp.	14,895	652
*	Dawonsys Co. Ltd.	98,475	651
	HAESUNG DS Co. Ltd.	38,190	651
	L&C Bio Co. Ltd.	41,257	649
*	Sam-A Aluminum Co. Ltd.	27,646	636
*	KMW Co. Ltd.	96,176	632
*	KC Tech Co. Ltd.	30,441	630
	Korea Petrochemical Ind Co. Ltd.	10,018	626
	Hanil Cement Co. Ltd.	59,370	626
*	Lotte Tour Development Co. Ltd.	116,739	625
	NHN Corp.	48,568	621
	InBody Co. Ltd.	37,423	620
	SFA Engineering Corp.	47,416	618
*	Zinus Inc.	41,623	611
*	Studio Dragon Corp.	23,631	609
*	SFA Semicon Co. Ltd.	272,456	607
	Lotte Wellfood Co. Ltd.	8,523	601
	RFHIC Corp.	52,552	598
	Boryung	84,761	593
	INTOPS Co. Ltd.	39,967	590
	IS Dongseo Co. Ltd.	44,219	586
*	PI Advanced Materials Co. Ltd.	48,541	581
	Posco M-Tech Co. Ltd.	67,340	570
	Unid Co. Ltd.	12,652	566
*	Il Dong Pharmaceutical Co. Ltd.	73,041	562
	UniTest Inc.	60,678	560
*	Dong-A ST Co. Ltd.	16,170	557
*	W Scope Chungju Plant Co. Ltd.	76,521	557
	BNC Korea Co. Ltd.	181,799	554
	Young Poong Corp.	1,911	548
	Neowiz	42,069	538
*	Jeju Air Co. Ltd.	106,271	538
	TES Co. Ltd.	43,991	537
	NICE Holdings Co. Ltd.	72,461	529
	Hyundai Green Food	54,847	527
*	Daea TI Co. Ltd.	234,869	509

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Namyang Dairy Products Co. Ltd.	11,150	508
*	Songwon Industrial Co. Ltd.	59,532	507
*	Handsome Co. Ltd.	49,758	504
	Hyundai Home Shopping Network Corp.	15,161	504
	Harim Holdings Co. Ltd.	134,546	504
	Sungwoo Hitech Co. Ltd.	143,240	502
	Hankook Shell Oil Co. Ltd.	2,263	491
	E1 Corp.	10,695	489
*	Seah Besteel Holdings Corp.	36,313	480
*	LX Hausys Ltd.	22,513	478
	Humedix Co. Ltd.	20,671	475
	KISWIRE Ltd.	38,075	473
*	CMG Pharmaceutical Co. Ltd.	383,090	472
	Hanjin Transportation Co. Ltd.	35,235	469
	Korea Asset In Trust Co. Ltd.	245,456	469
*	DIO Corp.	38,985	466
	HL Holdings Corp.	19,666	465
	Grand Korea Leisure Co. Ltd.	57,095	465
*	Sungeel Hitech Co. Ltd.	16,897	461
*	Shinsung E&G Co. Ltd.	556,229	454
	Huons Global Co. Ltd.	18,780	451
	Webzen Inc.	47,223	448
*	AbClon Inc.	48,937	446
	Samwha Capacitor Co. Ltd.	22,504	444
*	LF Corp.	39,249	440
*	Yungjin Pharmaceutical Co. Ltd.	316,309	438
	Korea United Pharm Inc.	35,648	438
	Bukwang Pharmaceutical Co. Ltd.	134,499	432
	Nexen Tire Corp.	113,929	432
	GC Cell Corp.	28,584	432
*	HLB Global Co. Ltd.	142,176	432
	Soulbrain Holdings Co. Ltd.	18,004	426
*	ENF Technology Co. Ltd.	32,225	425
*	Amicogen Inc.	168,028	414
	Advanced Process Systems Corp.	36,568	413
	iMarketKorea Inc.	76,787	413
	Samyang Corp.	13,339	412
*	SK Securities Co. Ltd.	1,250,275	411
	GOLFZON Co. Ltd.	9,827	406
*	GeneOne Life Science Inc.	277,462	406
	HS Industries Co. Ltd.	121,990	402
*	Hansae Co. Ltd.	44,490	401
	Huons Co. Ltd.	23,322	400
*	Vaxcell-Bio Therapeutics Co. Ltd.	56,520	399
	KH Vatec Co. Ltd.	57,667	396
*	Danal Co. Ltd.	181,502	390
*	Vieworks Co. Ltd.	26,371	384
	Dongwon F&B Co. Ltd.	18,446	375
	Korea Real Estate Investment & Trust Co. Ltd.	546,836	375
	Yuanta Securities Korea Co. Ltd.	200,696	368
	Samchully Co. Ltd.	5,942	366
[2]	iNtRON Biotechnology Inc.	93,825	366
*	Hyundai GF Holdings	108,583	364
*	CrystalGenomics Invites Co. Ltd.	219,430	360
*	Genexine Inc.	112,299	357
	Seobu T&D	91,176	346
*	Komipharm International Co. Ltd.	128,568	345
*	KC Co. Ltd.	31,238	343
	Hyundai Corp.	25,414	342
	Tongyang Life Insurance Co. Ltd.	107,609	342
	Ilyang Pharmaceutical Co. Ltd.	44,081	339
	Dongwon Industries Co. Ltd.	14,509	335
*	Kwang Dong Pharmaceutical Co. Ltd.	88,791	333
*	Namsun Aluminum Co. Ltd.	331,369	329
*	Chunbo Co. Ltd.	12,955	328
	NHN KCP Corp.	66,883	326
*,3	NKMax Co. Ltd.	232,882	324
*	Tongyang Inc.	667,833	322
	Modetour Network Inc.	47,716	315
	Daol Investment & Securities Co. Ltd.	154,806	311

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Eugene Investment & Securities Co. Ltd.	182,976	302
*	Shinsegae International Inc.	42,245	296
	Daehan Flour Mill Co. Ltd.	3,348	291
*	Samsung Pharmaceutical Co. Ltd.	287,506	288
	Hansol Paper Co. Ltd.	49,400	288
	Able C&C Co. Ltd.	58,436	271
*	NEPES Corp.	56,790	266
*	Wysiwyg Studios Co. Ltd.	295,778	265
	Namhae Chemical Corp.	59,465	262
	Hansol Technics Co. Ltd.	97,093	260
	Daeduck Co. Ltd.	54,581	255
	Chongkundang Holdings Corp.	8,048	255
	Dongkuk CM Co. Ltd.	59,006	255
	Yunsung F&C Co. Ltd.	10,292	254
	SPC Samlip Co. Ltd.	7,634	246
*	Hyosung Chemical Corp.	9,076	244
*	Helixmith Co. Ltd.	133,564	238
	Aekyung Industrial Co. Ltd.	27,783	232
	Gradiant Corp.	27,514	218
	Cuckoo Homesys Co. Ltd.	16,287	216
*	Insun ENT Co. Ltd.	56,877	214
*	Enzychem Lifesciences Corp.	198,656	208
*	ITM Semiconductor Co. Ltd.	23,286	204
	KISCO Corp.	35,289	192
*	Hanwha Galleria Corp.	215,009	176
*	Interflex Co. Ltd.	27,029	169
	Toptec Co. Ltd.	55,044	169
*	Enplus Co. Ltd.	226,879	153
*	MedPacto Inc.	62,078	151
	Jeil Pharmaceutical Co. Ltd.	10,161	80
*	HS Hyosung Corp.	3,350	66
*	Eusu Holdings Co. Ltd.	16,143	59
*	LOTTE Himart Co. Ltd.	10,381	53
*	KUMHOE&C Co. Ltd.	25,856	44
*	Maeil Dairies Co. Ltd.	1,553	35
*	Sangsangin Co. Ltd.	21,923	22
*,3	Kuk-il Paper Manufacturing Co. Ltd.	305,865	21
*,3	Cellivery Therapeutics Inc.	78,877	—
			383,028
Spain (1.1%)
	Vidrala SA (XMAD)	83,049	8,504
	Viscofan SA	131,738	8,337
	Fluidra SA	311,593	8,000
[1]	Unicaja Banco SA	5,232,678	7,446
	Acerinox SA	677,406	6,798
*	Puig Brands SA Class B	335,874	6,707
	Logista Integral SA	219,128	6,621
	Inmobiliaria Colonial Socimi SA	1,158,241	6,536
[2]	Indra Sistemas SA	320,935	6,151
	Sacyr SA (XMAD)	1,669,339	5,460
	Laboratorios Farmaceuticos Rovi SA	71,095	4,801
	Pharma Mar SA	44,559	4,263
	CIE Automotive SA	146,395	3,902
	Construcciones y Auxiliar de Ferrocarriles SA	88,239	3,267
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,422,866	3,139
	Almirall SA	306,875	3,014
	Melia Hotels International SA	363,781	2,709
*	Solaria Energia y Medio Ambiente SA	292,601	2,289
*	Tecnicas Reunidas SA	152,613	2,155
	Ence Energia y Celulosa SA	484,134	1,747
[1]	Neinor Homes SA	93,011	1,623
	Faes Farma SA	418,494	1,535
	Atresmedia Corp. de Medios de Comunicacion SA	330,739	1,512
[1]	Gestamp Automocion SA	540,560	1,479
[1]	Global Dominion Access SA	378,028	1,182
	Prosegur Cia de Seguridad SA	447,181	839
*	Distribuidora Internacional de Alimentacion SA	47,700,236	826
[3]	Lar Espana Real Estate Socimi SA	83,292	714
[1]	Prosegur Cash SA	1,197,502	709

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*	Sacyr SA	41,311	136
			112,401
Sweden (4.0%)
	AddTech AB Class B	775,465	22,634
	Lagercrantz Group AB Class B	658,175	13,973
	Nordnet AB publ	567,750	13,496
	Avanza Bank Holding AB	433,691	13,005
	Sectra AB Class B	526,832	12,058
	Fortnox AB	1,720,448	11,909
[1]	Thule Group AB	337,615	10,690
	Mycronic AB	262,580	10,646
*,2	Embracer Group AB	519,791	10,510
	Wihlborgs Fastigheter AB	936,011	9,274
	Hemnet Group AB	278,127	9,242
	Hexpol AB	864,613	8,090
	Billerud Aktiebolag	760,944	7,813
	Loomis AB	243,284	7,743
[1]	Munters Group AB	454,025	7,214
	Elekta AB Class B	1,192,727	7,068
	Bure Equity AB	190,097	6,916
*,1	BoneSupport Holding AB	215,307	6,749
	Vitec Software Group AB Class B	126,855	6,687
	Kinnevik AB Class B	845,311	6,673
	Pandox AB	362,532	6,602
*	Electrolux AB Class B	713,922	6,469
	Catena AB	142,306	6,199
	Wallenstam AB Class B	1,379,072	5,953
*	Camurus AB	111,008	5,950
	Fabege AB	785,866	5,878
[1]	Bravida Holding AB	716,126	5,715
*	Nyfosa AB	552,359	5,667
[1]	Dometic Group AB	1,111,427	5,628
	Betsson AB Class B	404,021	5,515
	Electrolux Professional AB Class B	792,066	5,474
	Alleima AB	651,153	5,399
	AddLife AB Class B	381,524	5,200
	Vitrolife AB	258,548	5,186
	Storskogen Group AB Class B	4,794,282	5,169
	Truecaller AB Class B	868,297	5,163
	AFRY AB	322,539	5,134
	HMS Networks AB	105,651	4,886
	NCC AB Class B	289,854	4,675
*,1	Sinch AB	2,139,411	4,528
	AddNode Group AB	425,906	4,523
	Granges AB	371,073	4,501
	Mips AB	90,934	4,433
	Lindab International AB	242,655	4,333
	Peab AB Class B	588,075	4,218
	Hufvudstaden AB Class A	374,139	4,165
	Bufab AB	92,884	3,903
	INVISIO AB	127,136	3,786
	NCAB Group AB	621,611	3,737
[1]	Scandic Hotels Group AB	534,641	3,720
	Cibus Nordic Real Estate AB publ	211,599	3,431
	JM AB	227,064	3,372
	Medicover AB Class B	157,641	2,912
*	Modern Times Group MTG AB Class B	304,876	2,831
	Nolato AB Class B	541,926	2,820
	Troax Group AB	132,882	2,791
	NP3 Fastigheter AB	116,744	2,776
	Atrium Ljungberg AB Class B	153,424	2,713
	Clas Ohlson AB Class B	125,480	2,678
	Bilia AB Class A	217,878	2,554
	Arjo AB Class B	706,613	2,532
*	Sdiptech AB Class B	122,849	2,515
	Biotage AB	192,159	2,454
*	Dios Fastigheter AB	354,370	2,446
	Instalco AB	856,287	2,438
*,1	Boozt AB	194,186	2,286

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	SkiStar AB	146,267	2,209
	Ratos AB Class B	679,561	2,130
*,2	Hexatronic Group AB	623,011	2,034
[2]	Samhallsbyggnadsbolaget i Norden AB	3,644,441	1,846
[1]	Attendo AB	398,032	1,839
	Cloetta AB Class B	715,400	1,825
	MEKO AB	148,016	1,768
	Systemair AB	227,074	1,732
*,1,2	BioArctic AB	85,783	1,705
	Platzer Fastigheter Holding AB Class B	206,058	1,587
	Beijer Alma AB	87,373	1,389
	Investment AB Oresund	122,419	1,312
*	Better Collective A/S	129,947	1,263
	Fagerhult Group AB	239,721	1,166
	Corem Property Group AB Class B	2,172,984	1,152
*	Stillfront Group AB	1,520,656	916
	Volati AB	84,811	813
*	Norion Bank AB	193,321	584
[2]	Samhallsbyggnadsbolaget i Norden AB Class D	720,908	553
*	Xvivo Perfusion AB	12,416	520
	NCC AB Class A	8,463	137
*,3	Ow Bunker A/S	24,023	—
			426,128
Switzerland (2.9%)
	Accelleron Industries AG	327,599	16,372
	Swissquote Group Holding SA (Registered)	37,238	16,166
	Siegfried Holding AG (Registered)	14,082	15,817
[1]	Galenica AG	168,796	15,042
*	Sunrise Communications AG Class A	227,651	11,401
	Cembra Money Bank AG	102,859	10,135
	Sulzer AG (Registered)	60,278	9,785
	Allreal Holding AG (Registered)	51,498	9,642
	Bucher Industries AG (Registered)	22,613	9,093
	Inficon Holding AG (Registered)	6,721	8,663
	Mobimo Holding AG (Registered)	25,006	8,306
	Burckhardt Compression Holding AG	10,901	8,236
	VZ Holding AG	46,729	8,044
	Comet Holding AG (Registered)	25,832	7,708
	dormakaba Holding AG	10,650	7,647
	SFS Group AG	60,698	7,626
	Vontobel Holding AG (Registered)	94,208	6,961
	Valiant Holding AG (Registered)	55,173	6,542
*	Aryzta AG	3,271,592	6,469
	Kardex Holding AG (Registered)	20,253	6,262
	Landis & Gyr Group AG	82,915	5,667
	Interroll Holding AG (Registered)	2,405	5,640
	ALSO Holding AG (Registered)	19,729	5,451
	EFG International AG	332,262	5,198
	Ypsomed Holding AG (Registered)	12,354	4,855
	St. Galler Kantonalbank AG (Registered)	9,747	4,823
	Huber & Suhner AG (Registered)	55,290	4,589
	Bossard Holding AG (Registered) Class A	19,173	4,268
	Stadler Rail AG	185,891	4,130
	Daetwyler Holding AG	25,382	3,859
	SKAN Group AG	37,947	3,277
	Intershop Holding AG	19,407	2,908
	Forbo Holding AG (Registered)	2,993	2,866
[1]	Medacta Group SA	20,626	2,635
*	ams-OSRAM AG	343,313	2,548
	OC Oerlikon Corp. AG Pfaffikon (Registered)	634,931	2,547
*,1	Sensirion Holding AG	34,880	2,543
*	Arbonia AG	177,423	2,413
	Softwareone Holding AG	358,949	2,342
	COSMO Pharmaceuticals NV	30,289	2,186
	Implenia AG (Registered)	55,651	2,124
	Komax Holding AG (Registered)	13,829	2,044
	Bell Food Group AG (Registered)	6,952	2,030
*,1	Montana Aerospace AG	103,416	1,844
*,2	Basilea Pharmaceutica Ag Allschwil (Registered)	41,023	1,826

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	u-blox Holding AG	23,818	1,772
	Autoneum Holding AG	12,396	1,734
	Zehnder Group AG	29,370	1,623
	LEM Holding SA (Registered)	1,712	1,623
	Schweiter Technologies AG	3,179	1,589
	Bystronic AG	4,189	1,506
*,1	PolyPeptide Group AG	51,085	1,432
[1]	Medmix AG	89,429	1,206
	Vetropack Holding AG (Registered)	41,184	1,149
*,1	Medartis Holding AG	14,976	1,142
	Rieter Holding AG (Registered)	9,604	930
	VP Bank AG Class A	9,839	877
	APG SGA SA	3,559	811
	Leonteq AG	35,514	769
*	DocMorris AG	30,709	662
[2]	PIERER Mobility AG	32,084	603
	Investis Holding SA	3,144	387
*,2	Idorsia Ltd.	452,076	350
	TX Group AG	102	21
			300,716
Taiwan (7.7%)
	Chroma ATE Inc.	1,422,040	16,014
	Bizlink Holding Inc.	592,144	11,206
	Tripod Technology Corp.	1,727,327	10,131
	King Slide Works Co. Ltd.	221,675	10,041
	Radiant Opto-Electronics Corp.	1,530,147	9,305
	United Integrated Services Co. Ltd.	563,200	8,680
[2]	Phison Electronics Corp.	573,962	8,167
	Compeq Manufacturing Co. Ltd.	3,868,471	8,084
	Highwealth Construction Corp.	6,257,978	8,079
	Makalot Industrial Co. Ltd.	730,930	7,737
	Taichung Commercial Bank Co. Ltd.	12,926,243	7,425
	MPI Corp.	278,000	7,234
	Simplo Technology Co. Ltd.	595,631	7,231
	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,543,625	7,227
	Gold Circuit Electronics Ltd.	1,054,652	6,931
	Mitac Holdings Corp.	3,124,617	6,826
	WT Microelectronics Co. Ltd.	1,991,553	6,714
	Lien Hwa Industrial Holdings Corp.	4,368,576	6,567
	Sinbon Electronics Co. Ltd.	735,066	5,847
	TA Chen Stainless Pipe	5,419,686	5,606
	Wistron NeWeb Corp.	1,268,066	5,446
	Lai Yih Footwear Co. Ltd.	362,000	5,431
	Ruentex Industries Ltd.	2,587,349	5,419
	Tong Yang Industry Co. Ltd.	1,636,919	5,351
	Goldsun Building Materials Co. Ltd. Class C	3,833,402	5,158
	IBF Financial Holdings Co. Ltd.	11,636,551	5,113
	Faraday Technology Corp.	770,470	5,105
	Bora Pharmaceuticals Co. Ltd.	207,123	5,035
	Qisda Corp.	4,771,000	5,034
	King's Town Bank Co. Ltd.	3,237,193	5,027
	Topco Scientific Co. Ltd.	550,643	4,826
	Acter Group Corp. Ltd.	349,962	4,816
	Getac Holdings Corp.	1,337,000	4,812
	Taiwan Hon Chuan Enterprise Co. Ltd.	959,269	4,701
*	Elite Advanced Laser Corp.	452,607	4,521
[2]	AURAS Technology Co. Ltd.	243,000	4,506
	Sanyang Motor Co. Ltd.	2,059,037	4,395
	Tung Ho Steel Enterprise Corp.	2,100,350	4,342
	Taiwan Union Technology Corp.	855,000	4,233
	EZconn Corp.	225,511	4,232
	Jinan Acetate Chemical Co. Ltd.	165,936	4,222
	Chipbond Technology Corp.	2,147,852	4,170
	Poya International Co. Ltd.	280,317	4,143
	Fusheng Precision Co. Ltd.	416,000	4,141
	Merida Industry Co. Ltd.	865,055	4,110
[2]	AP Memory Technology Corp.	450,154	4,110
	YFY Inc.	4,507,000	4,093
	L&K Engineering Co. Ltd.	546,475	4,067

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Elan Microelectronics Corp.	871,545	3,923
	Fositek Corp.	183,000	3,905
	Sigurd Microelectronics Corp.	1,810,822	3,837
	LandMark Optoelectronics Corp.	242,600	3,815
	Kinik Co.	414,000	3,754
	Macronix International Co. Ltd.	6,106,386	3,547
	Lotus Pharmaceutical Co. Ltd.	448,000	3,493
	Everlight Electronics Co. Ltd.	1,396,725	3,490
	Sercomm Corp.	920,000	3,483
	XinTec Inc.	550,000	3,449
	Asia Optical Co. Inc.	722,000	3,418
	Shin Zu Shing Co. Ltd.	533,995	3,404
	VisEra Technologies Co. Ltd.	343,000	3,349
	Kinpo Electronics	4,366,196	3,270
*	Nan Kang Rubber Tire Co. Ltd.	2,375,107	3,259
	Nan Pao Resins Chemical Co. Ltd.	329,000	3,224
	Wisdom Marine Lines Co. Ltd.	1,695,241	3,212
	Taiwan Surface Mounting Technology Corp.	1,013,530	3,195
	Arcadyan Technology Corp.	584,737	3,162
	Visual Photonics Epitaxy Co. Ltd.	642,455	3,149
	Coretronic Corp.	1,275,000	3,105
	Yulon Finance Corp.	890,483	3,079
	Run Long Construction Co. Ltd.	2,832,000	3,071
	Gudeng Precision Industrial Co. Ltd.	214,399	3,060
	Depo Auto Parts Ind Co. Ltd.	466,313	3,029
	Supreme Electronics Co. Ltd.	1,641,008	2,997
	Century Iron & Steel Industrial Co. Ltd.	616,000	2,993
	Foxsemicon Integrated Technology Inc.	323,400	2,988
	Ta Ya Electric Wire & Cable	2,384,047	2,969
	Huaku Development Co. Ltd.	873,748	2,945
	Ennoconn Corp.	340,432	2,932
	Pixart Imaging Inc.	401,920	2,929
	All Ring Tech Co. Ltd.	225,000	2,889
[2]	Dynapack International Technology Corp.	465,299	2,887
*	China Petrochemical Development Corp.	12,686,620	2,870
	Great Wall Enterprise Co. Ltd.	1,816,686	2,846
	CTCI Corp.	2,361,667	2,842
	Ardentec Corp.	1,356,851	2,834
	Solar Applied Materials Technology Corp.	1,553,691	2,829
	Fitipower Integrated Technology Inc.	413,246	2,821
	Airoha Technology Corp.	139,000	2,817
	Grand Process Technology Corp.	63,773	2,811
	Feng Hsin Steel Co. Ltd.	1,381,000	2,800
	Primax Electronics Ltd.	1,120,000	2,774
	TXC Corp.	922,877	2,739
	Kinsus Interconnect Technology Corp.	927,282	2,701
[2]	Silicon Integrated Systems Corp.	1,446,130	2,682
	Gloria Material Technology Corp.	1,820,023	2,677
	Shinkong Insurance Co. Ltd.	846,000	2,673
[2]	LuxNet Corp.	359,000	2,616
*	Unitech Printed Circuit Board Corp.	2,835,793	2,607
	Charoen Pokphand Enterprise	920,400	2,601
	President Securities Corp.	3,282,526	2,598
	Yankey Engineering Co. Ltd.	180,200	2,585
	Universal Microwave Technology Inc.	188,000	2,568
	Raydium Semiconductor Corp.	218,000	2,556
	Kaori Heat Treatment Co. Ltd.	289,210	2,552
	Chicony Power Technology Co. Ltd.	659,000	2,523
*	Mercuries Life Insurance Co. Ltd.	12,751,043	2,520
	Tong Hsing Electronic Industries Ltd.	650,968	2,469
	Posiflex Technology Inc.	243,822	2,463
	Test Research Inc.	651,371	2,459
	Merry Electronics Co. Ltd.	755,528	2,412
	Far Eastern Department Stores Ltd.	3,566,043	2,397
	Wah Lee Industrial Corp.	673,500	2,355
*	Lumosa Therapeutics Co. Ltd.	325,234	2,332
	Center Laboratories Inc.	1,893,661	2,328
	WinWay Technology Co. Ltd.	63,459	2,301
	Farglory Land Development Co. Ltd.	996,854	2,260
	Sitronix Technology Corp.	345,282	2,183

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Allis Electric Co. Ltd.	740,980	2,179
	CyberPower Systems Inc.	205,000	2,160
[2]	Sunonwealth Electric Machine Industry Co. Ltd.	736,000	2,159
	ITE Technology Inc.	500,418	2,143
	Johnson Health Tech Co. Ltd.	370,283	2,118
	AcBel Polytech Inc.	2,293,325	2,117
	Shinkong Synthetic Fibers Corp.	4,616,416	2,116
[2]	ADATA Technology Co. Ltd.	907,219	2,098
	Chunghwa Precision Test Tech Co. Ltd.	86,000	2,075
	O-Bank Co. Ltd.	6,858,000	2,070
[2]	I-Chiun Precision Industry Co. Ltd.	657,247	2,051
	Yieh Phui Enterprise Co. Ltd.	4,330,670	2,033
	Sakura Development Co. Ltd.	1,231,925	1,992
	C Sun Manufacturing Ltd.	345,220	1,983
	Pan Jit International Inc.	1,361,000	1,972
	Via Technologies Inc.	694,000	1,971
	Cheng Loong Corp.	3,302,920	1,944
	Taiwan Cogeneration Corp.	1,554,152	1,931
	Systex Corp.	489,000	1,911
	EVERGREEN Steel Corp.	713,000	1,910
	Cheng Uei Precision Industry Co. Ltd.	920,000	1,900
	Kenda Rubber Industrial Co. Ltd.	2,349,324	1,895
	FLEXium Interconnect Inc.	971,140	1,884
	ChipMOS Technologies Inc.	1,949,494	1,866
	D-Link Corp.	2,635,774	1,862
	Kindom Development Co. Ltd.	1,187,900	1,835
	Grape King Bio Ltd.	407,000	1,805
*	EirGenix Inc.	734,855	1,799
	Taiwan Sakura Corp.	708,000	1,792
	Scientech Corp.	161,000	1,792
	Greatek Electronics Inc.	954,000	1,784
	Sinon Corp.	1,293,000	1,750
	Standard Foods Corp.	1,622,708	1,730
*	Microbio Co. Ltd.	1,797,292	1,725
	Taiwan Paiho Ltd.	846,183	1,721
	Chung Hung Steel Corp.	2,906,000	1,707
	Clevo Co.	1,101,043	1,704
[2]	Orient Semiconductor Electronics Ltd.	1,689,197	1,696
	Chong Hong Construction Co. Ltd.	664,493	1,691
	Fulgent Sun International Holding Co. Ltd.	396,294	1,687
	Hotai Finance Co. Ltd.	689,370	1,680
	Ambassador Hotel	1,020,000	1,677
	Yungshin Construction & Development Co. Ltd.	437,410	1,669
*,2	RichWave Technology Corp.	277,569	1,668
	Wowprime Corp.	244,223	1,665
	Shiny Chemical Industrial Co. Ltd.	353,250	1,658
[2]	Pegavision Corp.	147,514	1,651
	M31 Technology Corp.	86,090	1,648
[2]	Dynamic Holding Co. Ltd.	943,004	1,643
	Tainan Spinning Co. Ltd.	3,921,674	1,637
	Cleanaway Co. Ltd.	297,000	1,622
*	TaiMed Biologics Inc.	631,122	1,618
	Chang Wah Electromaterials Inc.	1,221,000	1,616
	TTY Biopharm Co. Ltd.	700,987	1,609
[2]	Quanta Storage Inc.	525,000	1,600
	Chief Telecom Inc.	117,600	1,580
	Allied Supreme Corp.	179,000	1,570
*	General Interface Solution Holding Ltd.	988,000	1,563
	JSL Construction & Development Co. Ltd.	564,500	1,561
*	Polaris Group	1,148,817	1,560
[2]	Nuvoton Technology Corp.	563,000	1,554
	TSRC Corp.	2,501,046	1,552
	Cathay Real Estate Development Co. Ltd.	2,213,000	1,548
	Pan-International Industrial Corp.	1,259,595	1,542
[2]	Ability Opto-Electronics Technology Co. Ltd.	254,754	1,542
*	HannStar Display Corp.	6,300,810	1,536
	Global Mixed Mode Technology Inc.	224,199	1,536
*	Andes Technology Corp.	132,000	1,532
	SDI Corp.	549,000	1,529
	Evergreen International Storage & Transport Corp.	1,670,502	1,527

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Global Brands Manufacture Ltd.	764,361	1,527
	Sporton International Inc.	245,666	1,511
	G Shank Enterprise Co. Ltd.	588,665	1,506
[2]	FocalTech Systems Co. Ltd.	651,258	1,503
	Topkey Corp.	242,000	1,499
	Chenbro Micom Co. Ltd.	190,000	1,498
	BES Engineering Corp.	4,730,468	1,497
	Elite Semiconductor Microelectronics Technology Inc.	813,000	1,483
	Hu Lane Associate Inc.	268,887	1,474
	Continental Holdings Corp.	1,637,000	1,471
	Kenmec Mechanical Engineering Co. Ltd.	577,000	1,466
	Machvision Inc.	131,157	1,457
[2]	ITEQ Corp.	656,870	1,453
	Hannstar Board Corp.	917,642	1,452
	Genesys Logic Inc.	273,000	1,428
*,2	Episil Technologies Inc.	1,059,101	1,423
	ASROCK Inc.	204,000	1,420
[2]	Hota Industrial Manufacturing Co. Ltd.	782,317	1,409
	Advanced Wireless Semiconductor Co.	493,192	1,409
	UPI Semiconductor Corp.	211,000	1,401
	Promate Electronic Co. Ltd.	588,359	1,384
[2]	Solomon Technology Corp.	325,776	1,377
	Delpha Construction Co. Ltd.	1,147,000	1,371
	Channel Well Technology Co. Ltd.	577,708	1,368
	China Steel Chemical Corp.	484,853	1,363
	Thinking Electronic Industrial Co. Ltd.	275,000	1,359
	Innodisk Corp.	219,321	1,358
	Wafer Works Corp.	1,812,125	1,355
*	United Renewable Energy Co. Ltd.	4,439,129	1,349
[2]	JPC connectivity Inc.	327,100	1,324
	Marketech International Corp.	292,000	1,317
	Chin-Poon Industrial Co. Ltd.	1,202,072	1,314
	Gemtek Technology Corp.	1,310,115	1,292
	Formosa International Hotels Corp.	215,841	1,290
	Materials Analysis Technology Inc.	173,356	1,285
	Ability Enterprise Co. Ltd.	729,099	1,281
	Synmosa Biopharma Corp.	1,241,696	1,272
	Flytech Technology Co. Ltd.	447,845	1,265
	Syncmold Enterprise Corp.	435,750	1,262
*	Medigen Vaccine Biologics Corp.	842,544	1,261
*	Lung Yen Life Service Corp.	783,000	1,260
	YungShin Global Holding Corp.	789,697	1,259
	Weikeng Industrial Co. Ltd.	1,223,000	1,257
	Nantex Industry Co. Ltd.	1,236,000	1,254
*	Grand Pacific Petrochemical	3,645,843	1,252
	Adlink Technology Inc.	546,127	1,245
	Brighton-Best International Taiwan Inc.	1,195,000	1,242
*	TPK Holding Co. Ltd.	1,090,000	1,240
	Ton Yi Industrial Corp.	2,683,000	1,227
	Evergreen Aviation Technologies Corp.	387,000	1,222
*	RDC Semiconductor Co. Ltd.	205,850	1,220
	Hsin Kuang Steel Co. Ltd.	846,569	1,214
	Universal Cement Corp.	1,404,000	1,209
*	Phihong Technology Co. Ltd.	1,125,520	1,208
	Chang Wah Technology Co. Ltd.	1,161,000	1,202
*	Taiwan TEA Corp.	2,053,293	1,200
	Co-Tech Development Corp.	734,000	1,200
*	Egis Technology Inc.	255,000	1,186
*	Sunplus Technology Co. Ltd.	1,390,000	1,184
	Kuo Toong International Co. Ltd.	729,662	1,181
*	OBI Pharma Inc.	673,936	1,177
	Nichidenbo Corp.	580,000	1,175
	Anpec Electronics Corp.	227,000	1,148
*	International CSRC Investment Holdings Co.	2,959,997	1,143
*	CSBC Corp. Taiwan	2,491,187	1,141
	Forcecon Tech Co. Ltd.	275,798	1,141
	FSP Technology Inc.	575,428	1,139
	Taiwan-Asia Semiconductor Corp.	1,374,406	1,136
	Universal Vision Biotechnology Co. Ltd.	181,255	1,129
	Holy Stone Enterprise Co. Ltd.	422,007	1,115

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	AmTRAN Technology Co. Ltd.	2,041,887	1,110
	TYC Brother Industrial Co. Ltd.	570,710	1,104
[2]	Shinfox Energy Co. Ltd.	317,000	1,092
*	Longchen Paper & Packaging Co. Ltd.	3,209,707	1,089
	Zyxel Group Corp.	918,250	1,069
	Kung Long Batteries Industrial Co. Ltd.	231,000	1,064
	Actron Technology Corp.	222,895	1,064
	Taiwan Semiconductor Co. Ltd.	664,000	1,060
	TaiDoc Technology Corp.	243,000	1,057
	Huang Hsiang Construction Corp.	552,051	1,054
	Xxentria Technology Materials Corp.	605,334	1,040
	Sampo Corp.	1,215,048	1,037
	Soft-World International Corp.	275,520	1,033
*	CyberTAN Technology Inc.	1,124,571	1,029
	TCI Co. Ltd.	291,067	1,022
	Great Tree Pharmacy Co. Ltd.	225,047	1,021
	USI Corp.	2,850,784	1,009
	Hung Sheng Construction Ltd.	1,385,620	999
	Oriental Union Chemical Corp.	2,209,000	993
*	Etron Technology Inc.	1,020,875	989
	China Bills Finance Corp.	2,143,000	983
	PharmaEngine Inc.	334,102	978
	St. Shine Optical Co. Ltd.	167,419	965
	Taiwan PCB Techvest Co. Ltd.	932,102	956
	CMC Magnetics Corp.	3,228,758	954
	Sinyi Realty Inc.	1,104,465	942
	Gamania Digital Entertainment Co. Ltd.	407,000	940
	ZillTek Technology Corp.	101,045	935
	Everlight Chemical Industrial Corp.	1,447,649	932
	IEI Integration Corp.	399,716	931
	Cub Elecparts Inc.	297,606	928
	Dimerco Express Corp.	376,750	925
	Weltrend Semiconductor	553,753	917
*	Foresee Pharmaceuticals Co. Ltd.	388,294	913
*	Ritek Corp.	2,234,048	906
	Darfon Electronics Corp.	684,000	905
	Wei Chuan Foods Corp.	1,659,835	902
	Infortrend Technology Inc.	954,885	894
	KMC Kuei Meng International Inc.	229,000	882
	Altek Corp.	786,175	874
	Ichia Technologies Inc.	780,000	864
	TSEC Corp.	1,659,646	856
	China Metal Products	932,515	853
	Formosan Rubber Group Inc.	1,078,280	850
	YC INOX Co. Ltd.	1,370,255	842
	Advanced Ceramic X Corp.	174,000	840
	Taiwan Mask Corp.	566,540	831
	Waffer Technology Corp.	453,439	821
	Ho Tung Chemical Corp.	3,303,362	810
*	Adimmune Corp.	1,191,343	808
[2]	Sincere Navigation Corp.	1,078,970	803
	Hong Pu Real Estate Development Co. Ltd.	843,195	801
	Taiflex Scientific Co. Ltd.	582,038	798
	Advanced International Multitech Co. Ltd.	348,000	792
	Alpha Networks Inc.	745,599	785
	Holtek Semiconductor Inc.	531,279	784
	Bioteque Corp.	207,000	775
	Chun Yuan Steel Industry Co. Ltd.	1,420,000	774
*	Shining Building Business Co. Ltd.	2,439,675	773
*	Apex International Co. Ltd.	749,251	773
	T3EX Global Holdings Corp.	333,000	772
	Kuo Yang Construction Co. Ltd.	1,206,000	755
	Firich Enterprises Co. Ltd.	801,815	750
	Zeng Hsing Industrial Co. Ltd.	224,536	730
	Gourmet Master Co. Ltd.	231,789	730
	Rechi Precision Co. Ltd.	881,668	722
	Kaimei Electronic Corp.	344,800	712
	Chia Hsin Cement Corp.	1,359,180	710
*	Chung Hwa Pulp Corp.	1,417,135	702
	Brogent Technologies Inc.	160,293	696

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	WUS Printed Circuit Co. Ltd.	496,555	694
	Bank of Kaohsiung Co. Ltd.	1,947,609	688
	Sunny Friend Environmental Technology Co. Ltd.	268,741	676
	ScinoPharm Taiwan Ltd.	988,891	672
	Nidec Chaun-Choung Technology Corp.	124,000	670
[2]	Tong-Tai Machine & Tool Co. Ltd.	773,429	666
	Speed Tech Corp.	421,000	662
	Motech Industries Inc.	1,047,928	654
	Amazing Microelectronic Corp.	260,085	653
*	Fittech Co. Ltd.	208,362	652
	Sonix Technology Co. Ltd.	520,000	642
	Lingsen Precision Industries Ltd.	1,209,000	634
	KEE TAI Properties Co. Ltd.	1,490,771	634
	Tyntek Corp.	990,250	631
	Savior Lifetec Corp.	1,022,728	625
	Mercuries & Associates Holding Ltd.	1,275,042	624
	Rich Development Co. Ltd.	2,093,440	618
	Panion & BF Biotech Inc.	246,354	615
*	Career Technology MFG. Co. Ltd.	1,364,857	614
	Sensortek Technology Corp.	86,000	608
*	Taiwan Styrene Monomer	1,969,579	605
	91APP Inc.	224,555	603
	CHC Healthcare Group	441,727	597
	Tung Thih Electronic Co. Ltd.	232,100	596
	Darwin Precisions Corp.	1,533,000	585
	China General Plastics Corp.	1,521,717	580
	Namchow Holdings Co. Ltd.	380,000	577
	UPC Technology Corp.	2,142,065	576
	Asia Polymer Corp.	1,293,151	568
	Ultra Chip Inc.	261,000	563
	Chlitina Holding Ltd.	169,569	558
	Swancor Holding Co. Ltd.	212,000	553
*	China Man-Made Fiber Corp.	2,409,384	548
	AGV Products Corp.	1,512,425	536
*	Lealea Enterprise Co. Ltd.	2,022,642	521
	Elitegroup Computer Systems Co. Ltd.	756,647	509
	Senao International Co. Ltd.	510,107	507
	Radium Life Tech Co. Ltd.	1,584,564	505
	China Electric Manufacturing Corp.	1,067,980	484
	Cenra Inc.	426,000	481
*	Gigastorage Corp.	1,158,742	478
	Cyberlink Corp.	162,076	476
*	First Steamship Co. Ltd.	2,206,850	474
*	PChome Online Inc.	367,104	473
	TA-I Technology Co. Ltd.	346,500	472
	Rexon Industrial Corp. Ltd.	462,000	439
*	HannsTouch Holdings Co.	1,703,329	432
*	Federal Corp.	779,505	432
	Globe Union Industrial Corp.	1,004,527	425
	Iron Force Industrial Co. Ltd.	143,608	407
	Basso Industry Corp.	295,000	376
*	Li Peng Enterprise Co. Ltd.	1,709,915	369
*	Taigen Biopharmaceuticals Holdings Ltd.	1,088,723	358
*	Medigen Biotechnology Corp.	355,680	352
*	Yeong Guan Energy Technology Group Co. Ltd.	315,919	352
	Dyaco International Inc.	339,745	324
*	ALI Corp.	309,168	309
*	Shin Foong Specialty & Applied Materials Co. Ltd.	181,469	303
	Nan Liu Enterprise Co. Ltd.	150,000	299
	VIA Labs Inc.	83,000	299
	Sheng Yu Steel Co. Ltd.	393,277	289
*	Gigasolar Materials Corp.	127,328	272
	Taiyen Biotech Co. Ltd.	243,877	236
*	Newmax Technology Co. Ltd.	265,000	201
*	Zinwell Corp.	445,099	200
	Lian HWA Food Corp.	11,000	49
*,3	Taiwan Land Development Corp.	159,840	—
*,3	Pharmally International Holding Co. Ltd.	126,271	—
			812,403

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
Thailand (0.9%)
	Tisco Financial Group PCL	1,897,350	5,603
	Thanachart Capital PCL	2,682,595	3,957
	WHA Corp. PCL	25,943,892	3,651
	Kiatnakin Bank PCL	2,047,405	3,157
	CPN Retail Growth Leasehold REIT	8,553,680	3,068
	Bangchak Corp. PCL	2,882,100	2,933
	Sansiri PCL	56,326,900	2,854
	Com7 PCL Class F	4,093,500	2,657
	KCE Electronics PCL	3,497,400	2,265
	Amata Corp. PCL	2,994,297	2,220
	Supalai PCL	4,422,450	2,201
[2]	Ngern Tid Lor PCL	4,457,913	2,185
	3BB Internet Infrastructure Fund Class F	12,851,763	2,000
	Bangkok Airways PCL	3,416,100	1,891
	Plan B Media PCL Class F	8,232,872	1,757
	Siam Global House PCL	5,925,985	1,748
	CH Karnchang PCL	3,532,300	1,728
*	VGI PCL	18,141,761	1,625
	Hana Microelectronics PCL	2,272,546	1,578
*,2	Jasmine Technology Solution PCL	948,400	1,510
	Bangkok Chain Hospital PCL	3,499,948	1,486
	Sri Trang Agro-Industry PCL	3,094,523	1,434
	AP Thailand PCL	6,089,656	1,433
	Thailand Future Fund	7,495,000	1,402
	Central Plaza Hotel PCL	1,652,490	1,382
	Betagro PCL	2,626,500	1,355
	TTW PCL	5,052,400	1,342
	Quality Houses PCL	25,335,533	1,285
	Chularat Hospital PCL Class F	18,544,560	1,199
	Tipco Asphalt PCL	2,155,800	1,157
	I-TAIL Corp. PCL	2,298,200	1,156
	Mega Lifesciences PCL	1,219,200	1,140
	CK Power PCL	13,235,531	1,138
	Thai Vegetable Oil PCL	1,816,010	1,132
	Bangkok Life Assurance PCL NVDR	2,034,800	1,087
	AEON Thana Sinsap Thailand PCL	315,600	1,084
	Thonburi Healthcare Group PCL	2,564,200	1,034
	JMT Network Services PCL	2,309,423	1,000
	Bangkok Commercial Asset Management PCL (XBKK)	5,856,200	996
[2]	Stecon Group PCL	5,203,815	904
[2]	Jaymart Group Holdings PCL	2,745,600	882
[2]	Dohome PCL (XBKK)	4,018,539	875
	Dhipaya Group Holdings PCL	1,458,100	874
	TPI Polene Power PCL	9,361,700	817
	Sri Trang Gloves Thailand PCL	3,334,200	803
[2]	MBK PCL	1,442,676	778
	Star Petroleum Refining PCL	4,930,000	771
	Thaicom PCL	2,152,940	725
[2]	Thoresen Thai Agencies PCL	5,257,141	694
	Bangchak Sriracha PCL	4,332,700	685
*	Jasmine International PCL	11,571,920	668
	TOA Paint Thailand PCL	1,858,700	667
	Major Cineplex Group PCL	1,601,844	666
	Gunkul Engineering PCL	11,154,483	654
	Thaifoods Group PCL Class F	6,948,500	651
	Bangkok Land PCL	39,532,000	611
[2]	TQM Alpha PCL	1,058,500	597
	Banpu Power PCL	2,314,100	590
	GFPT PCL	2,027,500	553
	AP Thailand PCL NVDR	2,127,300	500
	BCPG PCL	2,569,637	491
	Taokaenoi Food & Marketing PCL Class F	1,968,500	481
*	Singer Thailand PCL (Registered)	2,418,400	481
	Forth Corp. PCL	1,730,200	458
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	2,556,637	456
	BEC World PCL	3,710,100	449
	Pruksa Holding PCL	2,202,900	418
[2]	Central Plaza Hotel PCL NVDR	489,800	410
	Tisco Financial Group PCL NVDR	133,550	394

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	SPCG PCL	1,561,900	373
	PTG Energy PCL	1,601,107	353
	Ratchthani Leasing PCL	8,469,175	326
	LPN Development PCL	4,840,408	316
*	Super Energy Corp. PCL	44,967,100	294
	MK Restaurants Group PCL	560,100	293
*,3	Thai Airways International PCL	3,045,000	230
	Precious Shipping PCL	1,234,000	223
*	Beyond Securities PCL	9,309,756	201
	Precious Shipping PCL NVDR	1,095,000	198
	TPI Polene PCL	6,110,638	182
	Vibhavadi Medical Center PCL	2,002,125	112
	Pruksa Real Estate PCL	1,063,290	101
	Ramkhamhaeng Hospital PCL Class F	127,407	81
	AEON Thana Sinsap Thailand PCL NVDR	23,200	80
*	SKY ICT PCL	122,617	76
	WHA Premium Growth Freehold & Leasehold REIT Class F	149,496	44
*	Italian-Thai Development PCL	1,432,610	20
			96,336
Turkey (0.2%)
*	BatiSoke Soke Cimento Sanayii TAS	3,049,056	1,126
*	Bera Holding A/S	2,196,462	1,045
*	Albaraka Turk Katilim Bankasi A/S	5,184,532	1,035
	Yeni Gimat Gayrimenkul Ortakligi A/S	530,657	1,023
*	Ral Yatirim Holding A/S	90,032	1,012
	AKIS Gayrimenkul Yatirimi A/S	4,300,047	859
	Bursa Cimento Fabrikasi A/S	3,491,550	823
*	NET Holding A/S	660,268	815
	Global Yatirim Holding A/S	1,594,210	782
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	2,411	737
	LDR Turizm AS	164,313	706
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	1,128,857	699
	Logo Yazilim Sanayi Ve Ticaret A/S	189,034	634
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	347,074	537
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	6,091,641	516
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	43,152	508
	Sekerbank Turk A/S	4,436,999	499
	Escar Turizm Tasimacilik Ticaret A/S	379,234	480
*	Tukas Gida Sanayi ve Ticaret A/S	2,717,501	474
	Polisan Holding A/S	1,414,481	432
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	1,190,306	399
*	Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret A/S	29,665	398
*	Fenerbahce Futbol A/S	265,015	389
*	Europen Endustri Insaat Sanayi VE Ticaret AS	3,212,102	382
*	Tumosan Motor ve Traktor Sanayi A/S	121,489	379
*	Aksigorta A/S	1,681,922	377
*	Is Finansal Kiralama A/S	935,634	341
	Ebebek Magazacilik A/S	203,217	341
*	Biotrend Cevre VE Enerji Yatirimlari A/S	832,735	340
	Katilimevim Tasarruf Finansman A/S	204,126	338
	Kervan Gida Sanayi Ve Ticaret A/S	5,610,855	335
	SUN Tekstil Sanayi Ve Ticaret AS	314,905	322
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	2,036,835	295
*	Izmir Demir Celik Sanayi A/S	1,954,728	287
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	4,883,833	280
*	Kerevitas Gida Sanayi ve Ticaret A/S	776,470	279
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	356,604	273
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	619,912	269
*	Qua Granite Hayal	2,394,895	230
	Suwen Tekstil Sanayi Pazarlama AS	340,332	205
*	Peker Gayrimenkul Yatirim Ortakligi A/S	5,310,675	204
*	Karel Elektronik Sanayi ve Ticaret A/S	783,468	202
*	Tat Gida Sanayi A/S	546,800	192
*	Kartonsan Karton Sanayi ve Ticaret A/S	54,186	177
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,065,635	154
*	Bagfas Bandirma Gubre Fabrikalari A/S	241,082	149
*	Imas Makina Sanayi AS	1,814,275	139
*	Erciyas Celik Boru Sanayi A/S	50,963	126
*	Marti Otel Isletmeleri A/S	1,300,896	114

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Turkiye Petrol Rafinerileri A/S	1	—
	Aygaz A/S	1	—
*	Zorlu Enerji Elektrik Uretim A/S	1	—
			22,658
United Arab Emirates (0.2%)
*	Dana Gas PJSC	19,464,733	4,025
	GFH Financial Group BSC	10,157,338	3,234
	Parkin Co. PJSC	2,606,267	3,130
*	Space42 plc	3,470,317	1,926
*	Aramex PJSC	2,446,942	1,884
	Agthia Group PJSC	1,054,071	1,770
*	Ajman Bank PJSC	3,818,136	1,765
	RAK Properties PJSC	4,964,210	1,632
	Amanat Holdings PJSC	3,943,587	1,158
*	AL Seer Marine Supplies & Equipment Co. LLC	790,380	812
*	Gulf Navigation Holding PJSC	372,722	535
	Abu Dhabi National Hotels	2,553,739	409
*,3	Arabtec Holding PJSC	2,033,180	—
			22,280
United Kingdom (8.3%)
	Games Workshop Group plc	114,304	20,546
	LondonMetric Property plc	6,894,009	15,860
	IG Group Holdings plc	1,243,281	15,685
	Tritax Big Box REIT plc	8,580,827	15,512
	Direct Line Insurance Group plc	4,547,175	15,065
	Investec plc	2,140,234	13,750
	Bellway plc	407,905	13,167
	Spectris plc	345,017	12,897
	Rotork plc	2,960,356	12,768
*	Carnival plc	500,155	12,539
	ITV plc	13,510,167	12,391
	Abrdn plc	6,279,432	12,010
	Cranswick plc	185,758	11,569
	Tate & Lyle plc	1,318,002	10,743
	Johnson Matthey plc	604,794	10,692
	Man Group plc	4,040,080	10,677
	Inchcape plc	1,269,780	10,571
	International Distribution Services plc	2,307,723	10,417
	Balfour Beatty plc	1,807,797	10,408
	Drax Group plc	1,308,729	10,086
*	Playtech plc	1,074,042	9,782
	Greggs plc	356,451	9,508
	Derwent London plc	389,574	9,473
[1]	Quilter plc	4,628,927	9,268
	Softcat plc	453,116	8,983
	TP ICAP Group plc	2,641,623	8,934
	Plus500 Ltd.	242,972	8,518
	easyJet plc	1,290,150	8,149
	QinetiQ Group plc	1,736,520	7,972
	Shaftesbury Capital plc	5,189,038	7,954
*	Vistry Group plc	1,065,512	7,844
	Big Yellow Group plc	654,447	7,717
*	Ocado Group plc	2,066,211	7,653
	WH Smith plc	454,774	7,359
	Just Group plc	3,584,149	7,342
	4imprint Group plc	97,325	7,204
	Bank of Georgia Group plc	122,437	7,187
	Grafton Group plc GDR	623,872	7,140
	Paragon Banking Group plc	712,542	7,103
*,1	Trainline plc	1,591,221	6,988
	Serco Group plc	3,617,798	6,923
	Grainger plc	2,596,930	6,828
	Lancashire Holdings Ltd.	846,264	6,809
	OSB Group plc	1,305,737	6,794
	Morgan Sindall Group plc	149,311	6,787
	Hill & Smith plc	275,276	6,746
[1]	JTC plc	543,899	6,668
*,1	Deliveroo plc	4,058,647	6,593
	Computacenter plc	227,048	6,542

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
[2]	Pennon Group plc	911,864	6,518
	Travis Perkins plc	735,650	6,473
	Coats Group plc	5,457,477	6,471
	Mitie Group plc	4,454,762	6,379
	Harbour Energy plc	2,204,231	6,363
	TBC Bank Group plc	151,560	6,273
	SSP Group plc	2,760,927	6,220
	Savills plc	468,004	6,180
	AJ Bell plc	1,120,080	6,151
	Hammerson plc	1,735,752	6,130
	Babcock International Group plc	885,055	5,892
	Baltic Classifieds Group plc	1,370,326	5,812
*,1	Watches of Switzerland Group plc	805,853	5,701
	International Workplace Group plc	2,670,035	5,672
	Dunelm Group plc	463,654	5,665
	Safestore Holdings plc	742,190	5,636
	Genus plc	226,478	5,423
	Energean plc	466,723	5,348
[1]	Bridgepoint Group plc	1,141,331	5,336
	Primary Health Properties plc	4,569,431	5,333
	Premier Foods plc	2,285,769	5,319
	Clarkson plc	99,735	5,274
	Breedon Group plc	975,205	5,249
	Renishaw plc	117,377	5,222
	Sirius Real Estate Ltd.	5,256,094	5,209
	Telecom Plus plc	249,802	5,173
	Hays plc	5,471,938	5,168
	Assura plc	11,046,364	5,155
	Oxford Instruments plc	199,015	5,151
*,1	Trustpilot Group plc	1,252,428	5,141
	Domino's Pizza Group plc	1,375,019	5,115
	Bodycote plc	635,828	5,011
*	Indivior plc	412,970	4,873
	IntegraFin Holdings plc	1,027,579	4,607
*	Spirent Communications plc	2,010,546	4,590
	Pets at Home Group plc	1,607,516	4,504
	MONY Group plc	1,852,111	4,435
	Rathbones Group plc	205,811	4,428
	Great Portland Estates plc	1,237,764	4,423
	Pagegroup plc	1,092,148	4,415
	Volution Group plc	664,789	4,367
	Future plc	384,847	4,354
*	Oxford Nanopore Technologies plc	2,404,945	4,337
	Firstgroup plc	2,135,193	4,305
	Keller Group plc	253,473	4,286
*	Currys plc	3,620,103	4,190
	Dowlais Group plc	4,695,713	4,154
	Genuit Group plc	849,601	4,112
	Elementis plc	2,037,536	3,948
	Chemring Group plc	974,317	3,834
	Victrex plc	305,507	3,746
	Vesuvius plc	734,131	3,734
	Greencore Group plc	1,551,472	3,717
*	Helios Towers plc	3,152,380	3,684
	Supermarket Income REIT plc	4,408,657	3,677
	Kainos Group plc	342,891	3,491
	Morgan Advanced Materials plc	1,004,367	3,387
	Pan African Resources plc	6,547,224	3,282
	Bytes Technology Group plc (XLON)	572,204	3,257
*	Moonpig Group plc	1,154,605	3,248
	Ashmore Group plc	1,540,906	3,237
	Hilton Food Group plc	291,879	3,195
	Senior plc	1,504,288	3,064
[1]	TI Fluid Systems plc	1,256,379	3,034
[1]	Petershill Partners plc	875,119	2,977
	Zigup plc	776,227	2,938
[1]	Spire Healthcare Group plc	1,001,942	2,905
	Rhi Magnesita NV	66,794	2,887
[1]	Ibstock plc	1,376,392	2,871
*	Frasers Group plc	354,338	2,782

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Marshalls plc	859,848	2,778
	Workspace Group plc	475,025	2,757
	AG Barr plc	361,735	2,728
*	Mitchells & Butlers plc	924,472	2,644
[2]	Diversified Energy Co. plc	163,483	2,624
*	Auction Technology Group plc	329,458	2,513
	C&C Group plc	1,393,722	2,507
*	Hochschild Mining plc	1,110,470	2,414
	J D Wetherspoon plc	302,654	2,335
*	Molten Ventures plc	586,256	2,297
*	IP Group plc	3,431,747	2,234
*	John Wood Group plc	2,418,605	2,162
	Ninety One plc	1,106,304	2,045
*	Close Brothers Group plc	510,433	2,013
*,2	Alphawave IP Group plc	1,089,855	1,923
	Crest Nicholson Holdings plc	862,425	1,911
	NCC Group plc	1,060,467	1,887
	Wickes Group plc	815,842	1,866
	Dr. Martens plc	1,961,926	1,741
*,2	THG plc	3,233,299	1,631
	Picton Property Income Ltd.	1,970,688	1,586
*	Mobico Group plc	1,697,857	1,539
	Essentra plc	967,287	1,491
	Jupiter Fund Management plc	1,444,651	1,431
	Halfords Group plc	771,781	1,354
	Bytes Technology Group plc	236,220	1,342
*	PureTech Health plc	715,729	1,322
*	AO World plc	1,080,464	1,317
*,2	ASOS plc	241,571	1,267
	Liontrust Asset Management plc	219,970	1,218
*	Evoke plc	1,299,166	1,134
*,1,2	Aston Martin Lagonda Global Holdings plc	827,275	1,072
	Ithaca Energy plc	680,457	1,052
[1]	CMC Markets plc	359,945	995
[1]	Bakkavor Group plc	587,326	969
*,2	Tullow Oil plc	4,232,793	945
	FDM Group Holdings plc	303,788	887
	PZ Cussons plc	809,351	782
	Rank Group plc	641,125	707
*,3	Home REIT plc	2,905,246	685
	CLS Holdings plc	562,852	503
*	Synthomer plc	249,637	480
	Helical plc	159,995	356
*	SIG plc	1,693,035	307
*,1,3	Finablr plc	496,892	—
*,3	Carillion plc	961,048	—
			874,310
Total Common Stocks (Cost $10,502,109)			10,454,471
Preferred Stocks (0.2%)
	Sixt SE Preference Shares	57,262	3,513
	Marcopolo SA Preference Shares	2,396,280	3,416
	Danieli & C Officine Meccaniche SpA Preference Shares	127,599	2,573
	Draegerwerk AG & Co. KGaA Preference Shares	35,069	2,065
	Raizen SA Preference Shares	4,098,620	1,332
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	651,198	1,154
	Banco Pan SA Preference Shares	873,819	1,032
	Randon SAImplementos E Participacoes Preference Shares	599,637	935
	Banco ABC Brasil SA Preference Shares	267,700	924
	Corem Property Group AB Preference Shares	38,047	840
*	Azul SA Preference Shares	1,028,855	810
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	608,000	810
	Taurus Armas SA Preference Shares	239,200	330
	Daishin Securities Co. Ltd. Preference Shares	18,603	204
*,3	Mechel PJSC Preference Shares	434,330	—
*,3	Rosseti Lenenergo PJSC Preference Shares	305,131	—
Total Preferred Stocks (Cost $24,094)			19,938

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
Rights (0.0%)
*,3	AHL Strom-Munksjo OYJ	29,401	544
*	Gimv NV Exp. 2/6/25	69,446	64
*,3	Hyundai Bioscience Co. Ltd. Exp. 2/6/25	26,052	57
*	Trinity Industries Inc. Exp. 4/10/25	2,628,570	—
Total Rights (Cost $443)			665
Warrants (0.0%)
*,2,3	Webuild SpA Exp. 8/2/30	104,185	93
*	VGI PCL Exp. 9/3/25	1,814,176	74
*	VGI PCL Exp. 5/23/27 (XBKK)	4,948,352	12
*	Malaysian Resources Corp. Bhd. Exp. 10/29/27	430,554	7
*	VGI PCL Exp. 5/23/27	542,670	1
Total Warrants (Cost $—)			187
Temporary Cash Investments (4.0%)
Money Market Fund (4.0%)
[4,5]	Vanguard Market Liquidity Fund, 4.371% (Cost $418,896)	4,189,938	418,952
Total Investments (103.4%) (Cost $10,945,542)			10,894,213
Other Assets and Liabilities—Net (-3.4%)			(357,048)
Net Assets (100%)			10,537,165
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $438,178,000, representing 4.2% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $304,790,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $402,630,000 was received for securities on loan, of which $402,256,000 is held in Vanguard Market Liquidity Fund and $374,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2025	139	15,953	(155)
MSCI EAFE Index	March 2025	335	39,706	1,037
MSCI Emerging Markets Index	March 2025	181	9,868	124
S&P TSX 60 Index	March 2025	25	5,306	165
				1,171

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Barclays Bank plc	3/19/25	CAD	3,993	USD	2,830	—	(77)
UBS AG	3/19/25	EUR	5,198	USD	5,419	—	(14)
Citibank, N.A.	3/19/25	INR	3,607,634	USD	42,360	—	(884)
Standard Chartered Bank	3/19/25	JPY	1,667,824	USD	10,717	95	—
State Street Bank & Trust Co.	3/19/25	USD	2,471	AUD	3,861	70	—
Bank of America, N.A.	3/19/25	USD	2,029	BRL	12,525	—	(93)
Toronto-Dominion Bank	3/19/25	USD	1,714	CAD	2,434	36	—
Toronto-Dominion Bank	3/19/25	USD	3,760	CHF	3,272	149	—

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
UBS AG	3/19/25	USD	2,858	DKK	20,115	54	—
Bank of Montreal	3/19/25	USD	15,028	EUR	14,205	258	—
Royal Bank of Canada	3/19/25	USD	7,071	GBP	5,782	—	(96)
JPMorgan Chase Bank, N.A.	3/19/25	USD	7,071	GBP	5,782	—	(96)
State Street Bank & Trust Co.	3/19/25	USD	2,531	GBP	1,986	69	—
Bank of America, N.A.	3/19/25	USD	2,532	HKD	19,664	5	—
State Street Bank & Trust Co.	3/19/25	USD	8,399	INR	729,806	9	—
State Street Bank & Trust Co.	3/19/25	USD	7,647	INR	665,790	—	(8)
Toronto-Dominion Bank	3/19/25	USD	15,476	JPY	2,324,633	405	—
JPMorgan Chase Bank, N.A.	3/19/25	USD	610	KRW	869,711	12	—
Deutsche Bank AG	3/19/25	USD	506	PLN	2,051	3	—
UBS AG	3/19/25	USD	5,772	SEK	62,836	89	—
UBS AG	3/19/25	USD	970	TWD	31,301	19	—
						1,273	(1,268)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
PLN—Polish zloty.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At January 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $1,140,000 in connection with open forward currency contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,741,121	18,181	—	1,759,302
Common Stocks—Other	51,874	8,632,342	10,953	8,695,169
Preferred Stocks	10,743	9,195	—	19,938
Rights	64	—	601	665
Warrants	93	1	93	187
Temporary Cash Investments	418,952	—	—	418,952
Total	2,222,847	8,659,719	11,647	10,894,213
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,326	—	—	1,326
Forward Currency Contracts	—	1,273	—	1,273
Total	1,326	1,273	—	2,599
Liabilities
Futures Contracts[1]	(155)	—	—	(155)
Forward Currency Contracts	—	(1,268)	—	(1,268)
Total	(155)	(1,268)	—	(1,423)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.